UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2006 — February 28, 2007
Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2007 enclosed.
Schwab Tax-Free Bond Funds

Schwab Tax-Free
YieldPlus Fundtm

Schwab Short/Intermediate
Tax-Free Bond Fundtm

Schwab Long-Term
Tax-Free Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Short/Intermediate Tax-Free
Bond Fundtm

Schwab California
Long-Term Tax-Free
Bond Fundtm

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This wrapper is not part of the shareholder report.

Enhance your portfolio by investing in a real estate securities fund with a global perspective.

The Schwab Global Real Estate Fundtm is designed to be an effective solution to increase overall portfolio performance and increase diversification. The fund will invest in the REITs (Real Estate Investment Trusts) and operating companies that participate in the management, construction or financing of real estate activities across the globe. Schwab developed the Global Real Estate Fund with our clients in mind, as a cost effective and efficient tool to gain access to the rapidly growing global real estate market. Investing in the fund offers several key benefits to boost overall portfolio performance.

•	High Return Potential — Over the past 10 years, global real estate securities have provided robust total returns from a combination of principal appreciation and dividends.

•	Enhanced Portfolio Diversification — Performance of global real estate securities have experienced negative to low correlations to domestic and foreign fixed income and equities.

•	Expanding Global Market — The opportunity to invest in the global real estate market is expanding as the number of countries adopting a U.S. REIT-like structure is increasing. Total global market capitalization surpassed $1.2 trillion in 2006[1].

•	Benefit from a Global Perspective — Investing with a global view can decrease country and regional specific risk and further enhance diversification benefits, because the performance of real estate securities can vary from one region, or country, to another.

•	Schwab Funds® Advantage — Benefit from Schwab’s proprietary global real estate rating process and the experience of a professional investment management team.

Invest in the Schwab Global Real Estate Fund today and participate in the expanding growth opportunity that global real estate securities offer.

Schwab Global Real Estate Fund Facts
	Minimum	Expense	Ticker
Share Class	Initial Investment	Ratios[2]	Symbol

Investor Shares	$2,500 ($1,000 for retirement and educational and $100 for custodial accounts)	1.20%	SWAIX

Select Shares®	$50,000	1.05%	SWASX

For more information on the Schwab Global Real Estate Fund,
call 1-877-769-8004 or visit www.schwab.com/globalrealestate.

Investors should consider carefully information in the prospectus, including investment objectives, risk, charges and expenses. You can request a prospectus by calling Schwab at 1-877-769-8004. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of the REIT’s are similar to those associated with direct ownership of real estate, such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and credit worthiness of the issuer.

Diversification does not eliminate the risk of investment losses.

[1]	Source: FTSE NARIET (0507-5716)
[2]	Agreed by Charles Schwab & Co., Inc., and the investment adviser through June 30, 2009, excluding interest, taxes and certain non-routine expenses. After June 30, 2009, expenses subject to change.

Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2007

Schwab Tax-Free
YieldPlus Fundtm

Schwab Short/Intermediate
Tax-Free Bond Fundtm

Schwab Long-Term
Tax-Free Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Short/Intermediate Tax-Free
Bond Fundtm

Schwab California
Long-Term Tax-Free
Bond Fundtm

Six smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm

Investor Shares (Ticker Symbol: SWYIX)	1.45%
Select Shares® (Ticker Symbol: SWYTX)	1.52%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	1.76%
Fund Category: Morningstar Municipal National Intermediate/Short Bond	1.56%

Performance Details	pages 6-7

Schwab Short/Intermediate Tax-Free Bond Fundtm (Ticker Symbol: SWITX)	1.51%

Benchmark: Lehman Brothers 3-Year Municipal Bond Index	1.78%
Fund Category: Morningstar Municipal Short Bond	1.56%

Performance Details	pages 8-9

Schwab Long-Term Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	2.48%

Benchmark: Lehman Brothers General Municipal Bond Index	2.89%
Fund Category: Morningstar Municipal National Long Bond	2.60%

Performance Details	pages 10-11

Schwab California Tax-Free YieldPlus Fundtm

Investor Shares (Ticker Symbol: SWYKX)	1.40%
Select Shares® (Ticker Symbol: SWYCX)	1.58%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	1.76%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.96%

Performance Details	pages 12-13

Schwab California Short/Intermediate Term Tax-Free Bond Fundtm (Ticker Symbol: SWCSX)	1.60%

Benchmark: Lehman Brothers 3-Year Municipal Bond Index	1.78%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.96%

Performance Details	pages 14-15

Schwab California Long-Term Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	2.64%

Benchmark: Lehman Brothers General Municipal Bond Index	2.89%
Morningstar Municipal California Long Bond	2.73%

Performance Details	pages 16-17

Minimum Initial Investment[1]

Investor Shares ($1,000 for retirement and custodial accounts)	$ 2,500
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. In my view, fixed income investments, such as bond funds, are critical to a successful investment strategy. While no investment is completely risk-free, bond funds are a good choice for investors who want to generate income and reduce volatility in their portfolio.

To help meet your fixed income investing needs, Schwab Funds® offers bond funds across a range of maturities that span a variety of investment objectives. For investors in higher tax brackets, our tax-free bond funds can help you retain more of what you earn. Furthermore, the Schwab Tax-Free Bond Funds did not hold any securities whose interest was subject to the Alternative Minimum Tax (AMT) during this report period.

Schwab Funds are managed by Charles Schwab Investment Management, one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of over 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Once again, I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Tax-Free Bond Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for Schwab Tax-Free Bond Funds for the period ended February 28, 2007. With competitive expenses, extensive credit oversight, and professional portfolio management, Schwab Tax-Free Bond Funds offer both performance and value to meet your investment needs.

While I am proud of the performance of all of our funds, at this time, I would like to highlight the number one Lipper ranking of the Schwab YieldPlus Fund Select Shares for the five-year period ending February 28, 20071. The Schwab Short-Term Bond Market Fund has also produced strong results, ranking in the top 10% of its Lipper fund category for the one-year period2. And, at the longer end of the maturity spectrum, Schwab Total Bond Market Fund finished the year in the top 20% of its Lipper fund category3.

Since my previous message to you, we have added to our fund offering with the Schwab Global Real Estate Fundtm. This new fund will leverage the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products recently acquired by Charles Schwab Investment Management. The fund’s subscription period is from May 1 through May 30, and will commence operations on May 31, 2007.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Lipper, Inc. rankings are based on average annual total returns for the periods indicated. Lipper, a wholly owned subsidiary of Reuters, is an independent ranking organization for the mutual fund industry.

[1]	Source: Lipper Ultra Short Funds. Rankings for periods ending 02/28/07; for the one-year period: Select Shares and Investor Shares, #2 and #4, respectively, out of 78 funds; for the 3-year period: #2 and #4, respectively, out of 66 funds; for the 5-year period: #1 and #3, respectively, out of 45 funds.

[2]	Source: Lipper Short/Intermediate Government Funds. Rankings for periods ending 02/28/07; for the one-year period: #4 out of 72 funds; for the 5-year period: #7 out of 59 funds; for the 10-year period: #11 out of 49 funds.

[3]	Source: Lipper Intermediate Investment Grade Debt Funds. Rankings for periods ending 02/28/07; for the one-year period: #77 out of 506 funds; for the 5-year period, #95 out of 376 funds; for the 10-year period, #29 out of 170 funds.

Past performance is no guarantee of future results.

Select Shares require a minimum balance of $50,000.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Tax-Free Bond Funds 3

The Investment Environment

Kim Daifotis, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the funds.

While the U.S. economy transitioned towards slower growth, the markets experienced a sharp rise in volatility towards the end of the report period that triggered a market sell off. The speed at which this jump in volatility hit the market undoubtedly took many investors by surprise. However, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Federal Reserve (the Fed) rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Several key issues continued to weigh on investors, including a cooling housing market, moderating economic growth, Fed policy and inflation.

February served as a reminder that investor sentiment can vacillate just as abruptly as the market. A significantly weaker-than-expected U.S. durable goods order report, in conjunction with a 9% one-day decline in the Chinese stock market, the continuing collapse in the sub-prime mortgage market, comments about increased potential for a recession by former chairman Alan Greenspan, and trading errors at the NYSE all contributed to a market sell-off in late February. Current chairman Ben Bernanke attempted to placate investors’ concerns by stating that the Fed’s outlook on the U.S. economy had not changed and that it continues to see moderate growth at a level that will neither result in inflation nor underemployment.

The U.S. economy had been slowing down significantly, as evidenced by recent GDP revisions. As expected, GDP for the fourth quarter of 2006 was revised downward from a 3.5% annualized advanced estimate to 2.2%. Furthermore, Federal Open Market Committee (FOMC) participants forecasted GDP to grow at a rate of 2.5% to 3.0% over 2007, down from their initial forecast of 3.0% to 3.5%.

In its January 2007 statement, the Fed noted that the economy is likely to expand at a more moderate pace in the near term. Correspondingly, it held the fed funds target rate at 5.25% during the report period, unchanged since its August 2006 meeting. Although inflation continues to be a major concern, the core Personal Consumption Expenditure (PCE) price index cooled to an annualized quarterly rate of 1.9% during the fourth quarter of 2006, down from 2.2% in the third quarter of 2006. While the Fed’s unofficial comfort zone for core inflation remains at 1.0% to 2.0%, recent economic data, as well as the Fed’s statement, suggest that inflation pressures will likely moderate over time.

 Yields of Municipal Securities: Effective Yields of Five-Year and 30-Year Municipal Bonds

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

4 Schwab Tax-Free Bond Funds

The Investment Environment continued

On the upside, consumer spending, which is the largest component of the economy, increased at an annualized pace of 4.2% in the fourth quarter of 2006, up from a 2.8% increase in the third quarter of 2006. January’s Institute for Supply Management (ISM) Non-Manufacturing Business Activity Index provided some upbeat readings as well, rising 2.3 percentage points to 59.0. Conversely, the ISM Manufacturing Index declined 2.1 percentage points to 49.3. A manufacturing index reading over 42 is generally indicative of economic expansion, whereas a reading over 50 would be indicative of expansion in both the manufacturing and non-manufacturing sectors. Because the manufacturing and non-manufacturing sectors represent a combined 88% of the economy, they will likely continue to bear a great amount of scrutiny.

The housing market remains a significant headwind for the economy and recently has provided some mixed messages. Existing home sales were up 3.0% in January as a result of mild weather during the November-December period, supporting the sentiment that the worst of the housing crisis may have passed. However, new home sales declined in January as cold weather hit the East Coast, and housing starts and new home sales declined 14.3% and 16.6%, respectively. In addition, the recent collapse of the sub-prime mortgage market has caused many lenders to tighten their standards, which could potentially push more sub-prime borrowers into foreclosure, thereby increasing the supply of homes on the market. In a broader perspective, increases in foreclosure and vacancy rates in the near future have the potential to weigh down on the labor market, one of the reasons the housing market has been closely followed.

Against this backdrop of economic data, equity valuations remain solid, and the abundant supply of liquidity in the markets has the potential to support economic growth. However, much concern in the markets remains with regards to the inversion of the yield curve. The extent to which the global savings glut and recessionary fears are each attributable to the downward movement in long-term rates have been debated. In a statement last March, Bernanke commented that monetary policy should consider a broader range of forecast variables. By doing so, investors are less likely to be misled when favored variables, such as the yield curve, behave in an unusual manner. One thing is certain; performance going forward could be dramatically influenced by how the Fed interprets the yield curve. If it interprets the drop in long term rates as a sign of recession, the Fed may cut rates. If it deems the drop more as a function of demand, then it may have less of an inclination to cut rates.

 Yield Advantage of Munis over Treasurys: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fundtm

Kim Daifotis (right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, co-manages the fund.

Joanne Larkin (left), a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab Tax-Free YieldPlus Fund Investor Shares returned 1.45% for the report period, underperforming its benchmark, the Lehman Brothers 1-Year Municipal Bond Index, which was up 1.76%. Unlike the index, whose duration is roughly 1.3 years, the fund’s mandate for duration is one year or less, which detracted from performance in this environment. The fund continued to seek out securities with good underlying credit history, which contributed positively to performance. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	47.0%

Variable Rate Demand Notes	18.5%

Auction Rate Securities	17.7%

General Obligation Bonds	6.7%

Muni Notes	6.7%

Tax-Exempt Commercial Paper	3.4%

By Credit Quality1

AAA	30.2%

AA	20.1%

A	20.2%

BBB	6.7%

Short-Term Ratings	16.3%

Unrated Securities	6.5%

Weighted Average Credit Quality	AA

By Maturity

0-6 Months	55.5%

7-18 Months	14.1%

More than 18 Months	30.4%

Weighted Average Maturity	1.2 yrs

Weighted Average Duration	0.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (12/16/2004)	1.45%	2.92%	2.45%
Select Shares (12/16/2004)	1.52%	3.17%	2.57%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	1.76%	3.43%	2.40%
Fund Category: Morningstar Municipal National Intermediate/Short Bond	1.56%	3.09%	2.14%

Expense Ratios Investor Shares: Gross 0.68%; Net 0.64% / Select Shares: Gross 0.53%; Net 0.49%4

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]
Investor Shares	3.36%
Select Shares	3.51%

30-Day SEC Yield-No Waiver[1,6]
Investor Shares	3.33%
Select Shares	3.48%

Taxable Equivalent Yield[7]
Investor Shares	5.15%
Select Shares	5.38%

12-Month Distribution Yield[1,3]
Investor Shares	2.98%
Select Shares	3.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
7 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Short/Intermediate Tax-Free Bond Fundtm

Joanne Larkin, a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab Short/Intermediate Tax-Free Bond Fund had a positive return of 1.51%, yet trailed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index, which returned 1.78% for the report period. During the report period, the fund maintained a shorter duration relative to its benchmark, which slightly detracted from returns in this environment. Furthermore, the fund was overweight in higher-quality investments relative to the benchmark, which slightly detracted from overall performance. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	66.4%

General Obligation Bonds	29.4%

Variable Rate Demand Notes	2.2%

Auction Rate Securities	2.0%

By Credit Quality1

AAA	68.0%

AA	17.3%

A	10.1%

BBB	0.6%

Short-Term Ratings	2.1%

Unrated Securities	1.9%

Weighted Average Credit Quality	AAA

By Maturity

0-6 Months	11.3%

7-36 Months	47.1%

37-60 Months	21.6%

More than 60 Months	20.0%

Weighted Average Maturity	3.0 yrs

Weighted Average Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab Tax-Free Bond Funds

Schwab Short/Intermediate Tax-Free Bond Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short/Intermediate Tax-Free Bond Fundtm	1.51%	2.93%	2.80%	3.70%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	1.78%	3.43%	2.72%	4.01%
Fund Category: Morningstar Municipal Short Bond	1.56%	3.09%	2.38%	3.44%

Expense Ratios Fund: Gross 0.64%; Net 0.64%4

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.26%

30-Day SEC Yield-No Waiver[1,6]	3.24%

Taxable-Equivalent Yield[7]	5.02%

12-Month Distribution Yield[1,3]	3.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
7 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab Long-Term Tax-Free Bond Fundtm

Joanne Larkin, a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab Long-Term Tax-Free Bond Fund returned 2.48% for the report period, yet underperformed its benchmark, the Lehman Brothers General Municipal Bond Index, which returned 2.89%. During the report period, the fund maintained a shorter duration relative to its benchmark, which slightly detracted from returns in this environment. Furthermore, the fund was overweight in higher-quality investments relative to the benchmark, which slightly detracted from overall performance. In this investment environment, we bought premium bonds, which offer downside protection. These bonds trade above par value due to their coupons exceeding market rates. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	75.5%

General Obligation Bonds	20.5%

Variable Rate Demand Notes	4.0%

By Credit Quality1

AAA	78.0%

AA	10.3%

A	5.1%

BBB	2.8%

Short-Term Ratings	3.8%

Weighted Average Credit Quality	AAA

By Maturity

0-1 Year	4.1%

2-10 Years	21.6%

11-20 Years	59.0%

21-30 Years	15.3%

Weighted Average Maturity	10.2 yrs

Weighted Average Duration	6.2 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab Tax-Free Bond Funds

Schwab Long-Term Tax-Free Bond Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Long-Term Tax-Free Bond Fundtm	2.48%	4.11%	4.77%	5.31%
Benchmark: Lehman Brothers General Municipal Bond Index	2.89%	4.96%	5.13%	5.75%
Fund Category: Morningstar Municipal National Long Bond	2.60%	4.44%	4.53%	4.89%

Expense Ratios Fund: Gross 0.69%; Net 0.65%4

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.88%

30-Day SEC Yield-No Waiver[1,6]	3.83%

Taxable-Equivalent Yield[7]	5.98%

12-Month Distribution Yield[1,3]	5.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
7 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free YieldPlus Fundtm

Kim Daifotis (right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, co-manages the Fund.

Joanne Larkin (left), a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab California Tax-Free YieldPlus Fund Investor Shares returned 1.40%, while its benchmark, the Lehman Brothers 1-Year Municipal Bond Index, returned 1.76% for the report period. Unlike the index, whose duration is roughly 1.3 years, the fund’s mandate for duration is one year or less, which detracted from performance in this environment. The fund continued to seek out securities with good underlying credit history, which contributed positively to performance. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Notes	36.5%

Revenue Bonds	32.3%

Auction Rate Securities	11.3%

General Obligation Bonds	10.3%

Muni Notes	7.4%

Tax-Exempt Commercial Paper	2.2%

By Credit Quality1

AAA	34.2%

AA	7.1%

A	24.8%

BBB	4.5%

Short-Term Ratings	29.1%

Unrated Securities	0.3%

Weighted Average Credit Quality	AA

By Maturity

0-6 Months	71.5%

7-18 Months	7.3%

19-30 Months	3.0%

More than 30 Months	18.2%

Weighted Average Maturity	1.3 yrs

Weighted Average Duration	0.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Tax-Free Bond Funds

Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (12/16/2004)	1.40%	2.91%	2.40%
Select Shares (12/16/2004)	1.58%	3.17%	2.57%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	1.76%	3.43%	2.40%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.96%	3.68%	2.85%

Expense Ratios Investor Shares: Gross 0.61%; Net 0.61% / Select Shares: Gross 0.46%; Net 0.46%4

 Style Assessment5

 Yields

30-Day SEC Yield[1,6]
Investor Shares	3.29%
Select Shares	3.43%

Taxable-Equivalent Yield[7]
Investor Shares	5.63%
Select Shares	5.88%

12-Month Distribution[1,3]
Investor Shares	2.98%
Select Shares	3.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
7 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 13

Schwab California Short/Intermediate
Tax-Free Bond Fundtm

Joanne Larkin, a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab California Short/Intermediate Tax-Free Bond Fund returned 1.60% for the report period, trailing its benchmark, the Lehman Brothers 3-Year Municipal Bond Index, which returned 1.78%. During the report period, the fund maintained a shorter duration relative to its benchmark, which slightly detracted from returns in this environment. Furthermore, the fund was overweight in higher-quality investments relative to the benchmark, which slightly detracted from overall performance. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	64.1%

General Obligation Bonds	35.6%

Variable Rate Demand Notes	0.3%

By Credit Quality1

AAA	71.8%

AA	7.9%

A	14.8%

BBB	1.9%

Short-Term Ratings	2.3%

Unrated Securities	1.3%

Weighted Average Credit Quality	AAA

By Maturity

0-6 Months	2.3%

7-36 Months	27.2%

37-60 Months	38.5%

More than 60 Months	32.0%

Weighted Average Maturity	3.9 yrs

Weighted Average Duration	3.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14 Schwab Tax-Free Bond Funds

Schwab California Short/Intermediate Tax-Free Bond Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Short/Intermediate Tax-Free Bond Fundtm	1.60%	2.99%	2.67%	3.70%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	1.78%	3.43%	2.72%	4.01%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.96%	3.68%	3.35%	4.23%

Expense Ratios Fund: Gross 0.62%; Net 0.62%4

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.30%

30-Day SEC Yield-No Waiver[1,6]	3.29%

Taxable-Equivalent Yield[7]	5.68%

12-Month Distribution Yield[1,3]	3.42%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
7 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 15

Schwab California Long-Term Tax-Free Bond Fundtm

Joanne Larkin, a vice president of the investment adviser, has had overall management responsibility for the fund since inception.

During the report period, the Federal Reserve held the fed funds target rate at 5.25%. As long term rates declined, the tax-exempt municipal yield curve continued to flatten. Additionally, municipal new issuance volume continued to decline from record high levels set in 2005. In this relatively low interest rate environment, higher yielding securities were in greater demand, thus aiding the performance of high yield sectors for the period.

The Schwab California Long-Term Tax-Free Bond Fund had a positive return of 2.64% for the report period, yet underperformed its benchmark, the Lehman Brothers General Municipal Bond Index, which returned 2.89%. During the report period, the fund maintained a shorter duration relative to its benchmark, which slightly detracted from returns in this environment. Furthermore, the fund was overweight in higher-quality investments relative to the benchmark, which slightly detracted from overall performance. In this investment environment, we bought premium bonds, which offer downside protection. These bonds trade above par value due to their coupons exceeding market rates. During the report period, the fund did not invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	73.8%

General Obligation Bonds	21.0%

Variable Rate Demand Notes	5.2%

By Credit Quality1

AAA	58.3%

AA	3.8%

A	22.9%

BBB	10.2%

Short-Term Ratings	4.8%

Weighted Average Credit Quality	AA

By Maturity

0-1 Year	4.9%

2-10 Years	3.8%

11-20 Years	49.3%

21-30 Years	39.6%

More than 30 Years	2.4%

Weighted Average Maturity	10.1 yrs

Weighted Average Duration	5.9 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

16 Schwab Tax-Free Bond Funds

Schwab California Long-Term Tax-Free Bond Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Long-Term Tax-Free Bond Fundtm	2.64%	4.45%	4.79%	5.47%
Benchmark: Lehman Brothers General Municipal Bond Index	2.89%	4.96%	5.13%	5.75%
Fund Category: Morningstar Municipal California Long Bond	2.73%	4.55%	4.66%	5.12%

Expense Ratio Fund: 0.60%

 Style Assessment4

 Yields

30-Day SEC Yield[1,3]	4.13%

Taxable-Equivalent Yield[5]	7.08%

12-Month Distribution Yield[1,3]	4.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
5 This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2006 and held through February 28, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/1/06	at 2/28/07	9/1/06 - 2/28/07

Schwab Tax-Free YieldPlus Fundtm
Investor Shares
Actual Return	0.64%	$1,000	$1,014.45	$3.20
Hypothetical 5% Return	0.64%	$1,000	$1,021.62	$3.21
Select Shares®
Actual Return	0.49%	$1,000	$1,015.25	$2.45
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab Short/Intermediate Tax-Free Bond Fundtm
Actual Return	0.64%	$1,000	$1,015.10	$3.20
Hypothetical 5% Return	0.64%	$1,000	$1,021.62	$3.21

Schwab Long-Term Tax-Free Bond Fundtm
Actual Return	0.64%	$1,000	$1,024.80	$3.21
Hypothetical 5% Return	0.64%	$1,000	$1,021.62	$3.21

Schwab California Tax-Free YieldPlus Fundtm
Investor Shares
Actual Return	0.60%	$1,000	$1,014.02	$3.00
Hypothetical 5% Return	0.60%	$1,000	$1,021.82	$3.01
Select Shares
Actual Return	0.45%	$1,000	$1,015.79	$2.25
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	$2.26

Schwab CA Short/Intermediate Tax-Free Bond Fundtm
Actual Return	0.63%	$1,000	$1,016.00	$3.15
Hypothetical 5% Return	0.63%	$1,000	$1,021.67	$3.16

Schwab CA Long-Term Tax-Free Bond Fundtm
Actual Return	0.60%	$1,000	$1,026.40	$3.01
Hypothetical 5% Return	0.60%	$1,000	$1,021.82	$3.01

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

18 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	12/16/04[1]
Investor Shares	2/28/07*		8/31/06	8/31/05

Per Share Data ($)

Net asset value at beginning of period	9.97		9.97	10.00

Income from investment operations:
Net investment income	0.15		0.26	0.16
Net realized and unrealized gains or losses	(0.01)		(0.00)[2]	(0.03)

Total income from investment operations	0.14		0.26	0.13
Less distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.16)

Net asset value at end of period	9.96		9.97	9.97

Total return (%)	1.45	[3]	2.68	1.26	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[4]	0.64	0.37	[4]
Gross operating expenses	0.67	[4]	0.68	0.69	[4]
Net investment income	3.11	[4]	2.63	2.25	[4]
Portfolio turnover rate	17	[3]	55	18	[3]
Net assets, end of period ($ x 1,000,000)	25		24	30

	9/1/06-		9/1/05-	12/16/04[1]
Select Shares	2/28/07*		8/31/06	8/31/05

Per Share Data ($)

Net asset value at beginning of period	9.96		9.97	10.00

Income from investment operations:
Net investment income	0.16		0.28	0.16
Net realized and unrealized gains or losses	(0.00)[2]		(0.01)	(0.03)

Total income from investment operations	0.16		0.27	0.13
Less distributions:
Dividends from net investment income	(0.16)		(0.28)	(0.16)

Net asset value at end of period	9.96		9.96	9.97

Total return (%)	1.52	[3]	2.73	1.31	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.49	0.28	[4]
Gross operating expenses	0.52	[4]	0.53	0.54	[4]
Net investment income	3.26	[4]	2.81	2.33	[4]
Portfolio turnover rate	17	[3]	55	18	[3]
Net assets, end of period ($ x 1,000,000)	548		489	435
* Unaudited.
1 Commencement of operations.
2 Less than (0.01).
3 Not annualized.
4 Annualized.

See financial notes 19

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

35.7%	Long-Term Investments	204,664	204,578
62.6%	Short-Term Investments	358,655	358,094

98.3%	Total Investments	563,319	562,672
1.7%	Other Assets and Liabilities		9,555

100.0%	Net Assets		572,227

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 35.7% of net assets

ALABAMA 2.3%

Birmingham Special Care Facilities Financing Auth
RB (Baptist Health System Inc) Series 2005A	5.00%	11/15/09	(e)	1,565	1,598
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11	(e)	1,600	1,669
Huntsville Health Care Auth
RB Series 2005A	5.00%	03/03/08	(a)(b)(e)	10,000	10,132

					13,399

ALASKA 0.7%

Alaska Housing Finance Corp
General Mortgage RB Series 1997A	5.90%	12/01/19	(b)(e)	4,170	4,187

ARKANSAS 1.2%

Fort Smith
Sales and Use Tax Refunding and Improvement Bonds Series 2006	4.00%	09/01/14	(b)	3,310	3,366
Sales and Use Tax Refunding and Improvement Bonds Series 2006	3.95%	09/01/15	(b)	3,630	3,677

					7,043

CALIFORNIA 0.2%

Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/11	(e)	1,300	1,302

COLORADO 1.5%

E-470 Public Highway Auth
Sr RB Series 1997A	5.25%	09/01/18	(b)(e)	8,245	8,386

20 See financial notes

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

DISTRICT OF COLUMBIA 0.2%

District of Columbia HFA
Capital Program RB (Housing Auth Modernization) Series 2005	5.00%	07/01/08	(b)(e)	1,000	1,018

FLORIDA 4.3%

Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2007A	5.00%	03/01/10	(b)	5,000	5,184
East Homestead Community Development District
Special Assessment RB Series 2006B	5.00%	05/01/11	(e)	880	881
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2006A	5.00%	07/01/09	(e)	5,000	5,143
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2005I	5.00%	11/15/29	(e)	8,150	8,388
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/09	(e)	250	257
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09	(e)	500	514
Orlando
Capital Improvement Special RB Series 2005B	5.00%	04/01/08	(e)	2,460	2,495
University of Florida Athletic Association
RB Series 2005	3.30%	10/01/08	(b)	1,500	1,493

					24,355

ILLINOIS 0.3%

Illinois Development Finance Auth
RB (Resurrection Health Care) Series 2005A	3.75%	07/01/09	(e)	2,000	1,995

INDIANA 0.6%

Indiana Health and Educational Facility Financing Auth
Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B	5.00%	02/15/09		720	736
Seymour
Economic Development Refunding RB (Union Camp Corp) Series 1992	6.25%	07/01/12	(e)	2,670	2,903

					3,639

IOWA 0.3%

Iowa Finance Auth
Health Facilities Development Refunding RB (Care Initiatives) Series 2006A	5.25%	07/01/10		1,450	1,491

LOUISIANA 1.1%

Louisiana
GO Match Bonds Series 2006B	5.00%	07/15/11	(b)(e)	2,000	2,104
GO Refunding Bonds Series 1998A	5.25%	04/15/09	(b)(e)	4,000	4,106

					6,210

MASSACHUSETTS 0.8%

Massachusetts
GO Bonds Consolidated Loan Series 1992D	6.00%	05/01/08	(e)	2,320	2,376

See financial notes 21

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Massachusetts Health and Educational Facilties Auth
RB (Partners HealthCare System) Series A	5.38%	07/01/17	(b)(e)	2,000	2,029

					4,405

MICHIGAN 2.7%

Detroit Sewage Disposal System
Second Lien RB Series 2001D2	5.50%	01/01/12	(b)(e)	5,000	5,378
Sr Lien Refunding RB Series 2006D	4.19%	01/01/12	(b)	5,000	5,017
Kent Hospital Finance Auth
Refunding RB (Spectrum Health) Series 2005B	5.00%	07/15/11		5,000	5,235

					15,630

MINNESOTA 0.1%

Minnesota Municipal Power Agency
Electric RB Series 2005	3.50%	10/01/08	(e)	685	681

MISSISSIPPI 0.1%

Mississipi Hospital Equipment & Facilities Auth
RB (Mississippi Baptist Health Systems, Inc) Series 2007A	5.00%	08/15/09		500	512

MISSOURI 1.7%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension) Series 2005A	3.95%	10/01/09	(b)(e)	3,000	3,018
Kansas City International Airport
General Improvement Refunding RB Series 2005H	5.00%	09/01/08	(e)	6,480	6,604

					9,622

NEVADA 1.3%

Clark Cnty Special Improvement District No.121
(Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.35%	12/01/09	(e)	470	472
(Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.50%	12/01/10	(e)	490	494
(Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.60%	12/01/11	(e)	250	253
Henderson
Health Facility RB (Catholic Healthcare West) Series 2005B	5.00%	07/01/08	(e)	3,000	3,044
Henderson Local Improvement District No.T-18
(Inspirada) Limited Obligation Improvement Bonds	4.60%	09/01/11	(e)	2,025	2,050
North Las Vegas Special Improvement District No.60
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.15%	12/01/08	(e)	630	633
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.35%	12/01/09	(e)	330	332

					7,278

NEW JERSEY 0.2%

New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005O	3.25%	03/01/08	(e)	1,100	1,093

22 See financial notes

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NEW MEXICO 0.8%

Farmington
Pollution Control Refunding RB (Southern California Edison Co-Four Corners) Series 2005A	3.55%	04/01/10	(b)(e)	4,850	4,823

NEW YORK 4.1%

Metropolitan Transportation Auth
Commuter Facilities Service Contract Bonds Series 1997-3	7.38%	07/01/08		985	1,012
New York City
GO Bonds Fiscal 1997 Series A	6.25%	08/01/08	(e)	2,000	2,034
New York State Dormitory Auth
Mortgage Hospital RB (The New York and Presbyterian Hospital) Series 1998	4.75%	08/01/16	(b)(e)	7,000	7,133
Third General Resolution RB (State University Facilities) Series 2002B	5.25%	05/15/12	(b)(e)	5,000	5,368
Troy Industrial Development Auth
Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E	4.05%	04/01/37		8,000	8,049

					23,596

NORTH DAKOTA 0.3%

Ward Cnty
Health Care Facilities RB (Trinity Obligated Group) Series 2006	5.00%	07/01/09		465	475
Health Care Facilities RB (Trinity Obligated Group) Series 2006	5.00%	07/01/11		1,000	1,039

					1,514

PENNSYLVANIA 1.6%

Philadelphia
Water and Wastewater RB Series 1997A	5.00%	08/01/11	(b)(e)	4,000	4,101
Southcentral General Auth
Guaranteed RB Series 2001	4.50%	12/01/08	(b)(e)	5,000	5,073

					9,174

TENNESSEE 4.8%

Shelby Cnty Health Education & Housing Facilities Board
RB (Baptist Memorial Health Care) Series 2004A	5.00%	09/01/08	(e)	3,000	3,048
RB (Baptist Memorial Health Care) Series 2004A	5.00%	10/01/08	(a)(e)	19,000	19,324
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A	5.00%	09/01/09	(e)	5,000	5,145

					27,517

TEXAS 2.0%

Corpus Christi Independent SD
Unlimited Tax Refunding Bonds Series 2005	5.00%	08/15/12	(b)(e)	2,110	2,129
North Texas Tollway Auth
Dallas North Tollway System Refunding RB Series 2003B	5.00%	07/01/08	(b)(e)	3,000	3,052
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005A	5.00%	08/15/08	(b)(c)(e)	5,000	5,095

See financial notes 23

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Tomball Hospital Auth
Refunding RB Series 2005	5.00%	07/01/09		1,205	1,222

					11,498

WASHINGTON 2.5%

Energy Northwest
Electric Refunding RB (Project 1) Series 2006A	5.00%	07/01/11	(e)	5,000	5,251
King Cnty
Limited Tax GO Bonds (Baseball Stadium) Series 1997D	5.60%	12/01/09	(e)	6,710	6,934
Washington Higher Education Facilities Auth
Refunding RB (The University of Puget Sound) Series 2006A	5.00%	04/01/08	(b)(e)	2,000	2,025

					14,210

Total Long-Term Investments (Cost $204,664)					204,578

Short-Term Investments 62.6% of net assets

ARIZONA 4.5%

Arizona Educational Loan Marketing Corp
RB Series 1998B	3.75%	03/22/07	(a)	5,500	5,500
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2007A	4.65%	03/01/07	(a)	15,000	15,239
Maricopa Cnty Industrial Development Auth
M/F Housing RB (AHF Affordable Housing) Series 2003B	4.05%	03/15/07	(a)	4,000	4,000
Pinal Cnty
COP Series 2004	4.00%	12/01/07		1,150	1,150

					25,889

CALIFORNIA 5.2%

California
Various Purpose GO Bonds	8.00%	11/01/07	(b)(e)	750	772
California Statewide Communities Development Auth
COP (Eskaton Properties Inc Obligated Group)	3.89%	03/22/07	(a)(b)(e)	8,000	8,000
Santa Clara Valley Transportation Auth
Sales Tax RB (2000 Measure A) Series 2006G	3.65%	08/06/07	(a)(b)	21,000	21,000

					29,772

FLORIDA 1.5%

Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group) Series 2003A	5.00%	11/15/07	(e)	1,500	1,512
Gulf Breeze
Capital Funding RB Series 1997A	1.81%	03/01/07	(a)(b)(e)	5,095	5,376
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/07		525	529
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/07		900	907

					8,324

24 See financial notes

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

GEORGIA 1.0%

Atlanta
Water and Wastewater RB Series 2001C	3.66%	03/01/07	(a)(b)(c)	500	500
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Vogtle) First Series 1996	3.78%	03/07/07	(a)(e)	5,150	5,150

					5,650

ILLINOIS 2.6%

Illinois Development Finance Auth
RB (Resurrection Health Care) Series 2005D	3.79%	03/01/07	(a)	9,525	9,525
RB (Resurrection Health Care) Series 2005E	3.79%	03/01/07	(a)	5,310	5,310

					14,835

INDIANA 0.1%

Indiana Health and Educational Facility Financing Auth
Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B	5.00%	02/15/08		725	733

KANSAS 0.7%

Junction City
Temporary Notes Series 2006C	5.00%	08/01/07		2,000	2,011
Temporary Notes Series 2006D	5.00%	08/01/07		2,000	2,011

					4,022

KENTUCKY 1.3%

Kentucky Rural Water Finance Corp
Public Projects Construction Notes Series A1	3.63%	04/02/07	(a)	7,225	7,224

LOUISIANA 2.6%

Louisiana Public Facilities Auth
Equipment and Capital Facilities RB (Pooled Loan) Series 2002A	4.15%	03/01/07	(a)(b)	12,090	12,090
RB (Blood Center Properties) Series 2000	3.95%	03/01/07	(a)(b)	2,900	2,900

					14,990

MASSACHUSETTS 2.8%

Massachusetts
GO Refunding Bonds Series 2006C	3.43%	03/01/07	(a)(b)	10,395	10,138
Massachusetts Health and Educational Facilties Auth
RB (Caritas Christi Obligated Group) Series A	5.25%	07/01/07		5,960	5,974

					16,112

MICHIGAN 1.6%

Detroit Water Supply System
Second Lien RB Series 2006B	3.65%	03/01/07	(a)(b)(c)	1,200	1,200
Michigan Hospital Financing Auth
RB (Ascension Health) Series 1999B4	5.38%	11/15/07	(a)(e)	2,000	2,022

See financial notes 25

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Michigan State Strategic Fund
Limited Obligation Refunding RB (Dow Chemical Co) Series 2003B1	3.62%	03/07/07	(a)	6,100	6,100

					9,322

MINNESOTA 0.1%

Minnesota Municipal Power Agency
Electric RB Series 2005	3.50%	10/01/07		445	444

MISSOURI 1.7%

Missouri Health & Educational Facilities Auth
RB (Ascension Health Credit Group) Series 2003C1	3.70%	03/07/07	(a)	10,000	10,000

NEBRASKA 1.8%

Central Plains Energy Project
Gas Project RB (Project No.1)	4.25%	06/01/07	(a)	10,000	10,075

NEW JERSEY 6.7%

Camden
BAN Series 2006A	4.50%	06/25/07	(e)	10,000	10,017
BAN Series 2006B	4.50%	09/04/07	(e)	10,423	10,451
New Jersey Economic Development Auth
Cigarette Tax RB Series 2004	4.05%	03/01/07	(a)(c)(d)	4,795	4,795
School Facilities Construction Bonds Series 2005O	3.80%	03/01/07	(a)(c)(d)	9,995	9,995
Weehawken Township
TAN	4.50%	10/11/07		3,000	3,013

					38,271

NEW YORK 12.2%

Gloversville School District
BAN Series 2006	4.50%	06/29/07		10,000	10,022
Metropolitan Transportation Auth
Transportation RB Series 2006A	3.78%	03/01/07	(a)(c)(d)	6,250	6,250
Transportation Refunding RB Series 2002A	3.78%	03/01/07	(a)(c)(d)	2,595	2,595
New York City
GO Bonds Fiscal 2002 Series A6	3.60%	03/01/07	(a)(b)(c)	6,000	6,000
GO Bonds Fiscal 2006 Series J	3.72%	03/01/07	(a)(c)(d)	527	527
New York City Industrial Development Agency
Pilot RB (Yankee Stadium) Series 2006	3.33%	03/01/07	(a)(b)	15,360	15,209
Special RB (NY Stock Exchange) Fiscal 2004 Series A	3.85%	03/01/07	(a)(c)(d)	5,500	5,500
New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1994G	3.62%	03/01/07	(a)(b)(c)	2,300	2,300
Water and Sewer System RB Series 2000C	3.62%	03/01/07	(a)(c)	16,700	16,700
New York City Transitional Finance Auth
Recovery Bonds Fiscal 2003 Series 3B	3.64%	03/01/07	(a)(c)	3,005	3,005
New York State Power Auth
General Purpose Bonds Series W	6.50%	01/01/08		560	573
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A4	4.00%	03/15/07	(e)	1,000	1,000

					69,681

26 See financial notes

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NORTH CAROLINA 2.2%

Fayetteville
Public Works Commission Revenue Notes Series 2005	3.55%	01/15/08	(b)(e)	12,455	12,446

OHIO 0.9%

Ohio Air Quality Development Auth
Refunding RB (Cincinnati Gas & Electric Co) Series 1995A	3.72%	03/07/07	(a)	5,100	5,100

OKLAHOMA 1.0%

Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing) Series 2003B	3.94%	03/22/07	(a)	6,000	6,000

PENNSYLVANIA 0.9%

Lehigh Cnty General Purpose Auth
Hospital RB (Saint Luke’s Hospital of Bethlehem) Series 2007	4.51%	05/15/07	(a)	5,000	5,046

PUERTO RICO 2.3%

Government Development Bank of Puerto Rico
CP Program	4.05%	03/05/07		4,525	4,525
CP Program	4.00%	03/14/07		4,500	4,500
CP Program	4.00%	03/16/07		2,000	2,000
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series K	4.50%	07/01/07	(a)(e)	1,900	1,904

					12,929

SOUTH CAROLINA 0.2%

Richland Cnty
Environmental Improvement Refunding RB (International Paper Co) Series 2002A	4.25%	10/01/07		1,000	1,001

TEXAS 5.3%

Capital Area Housing Finance Corp
M/F Housing RB (AHF Affordable Housing) Series 2003A	4.00%	03/15/07	(a)	4,315	4,315
Housing Options, Inc.
M/F Housing RB (AHF Affordable Housing) Series 2003A	3.92%	03/22/07	(a)	4,000	4,000
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005A	3.75%	08/15/07	(a)(b)(c)(e)	5,000	5,000
Texas Municipal Gas Acquisition and Supply Corp I
Gas Supply RB Sr Lien Series 2006B	4.15%	06/15/07	(a)	2,000	2,013
Gas Supply RB Sr Lien Series 2006B	4.30%	06/15/07	(a)	15,000	15,000

					30,328

VIRGINIA 1.4%

Louisa Industrial Development Auth
Pollution Control RB (Virginia Electric and Power Co) Series 1984	3.83%	03/12/07		2,000	2,000
Pollution Control RB (Virginia Electric and Power Co) Series 1984	3.85%	03/21/07		2,000	2,000
Pollution Control RB (Virginia Electric and Power Co) Series 1984	3.87%	03/23/07		4,000	4,000

					8,000

See financial notes 27

Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

WASHINGTON 0.2%

Washington Public Power Supply System
Refunding RB (Nuclear Project No.1) Series 1993A	3.80%	07/02/07	(a)(b)	1,400	1,400

WISCONSIN 1.8%

Wisconsin Health & Educational Facilities Auth
RB (Hospital Sisters Services Inc-Obligated Group) Series 2003B	4.50%	12/01/07	(a)(b)(e)	10,440	10,500

Total Short-Term Investments (Cost $358,655)					358,094

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $563,314 and the unrealized appreciation and depreciation was $707 and ($1,349), respectively, with a net unrealized depreciation of ($642).

In addition to the above, the fund held the following at 02/28/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts

2 Years, Short, U.S. Treasury Note, expires 06/29/07	(200)	40,991	(131)
5 Years, Short, U.S. Treasury Note, expires 06/29/07	(550)	58,274	(378)

		99,265	(509)

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,662 or 5.2% of net assets.
(e)	All or a portion of this security is held as collateral for open futures contracts.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing Finance Agency
RB	— Revenue bond
TAN	— Tax anticipation note

28 See financial notes

Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $563,319)		$562,672
Cash		375
Receivables:
Investments sold		2,070
Interest		5,997
Fund shares sold		3,177
Due from brokers for futures		102
Prepaid expenses	+	2

Total assets		574,395

Liabilities
Payables:
Investments bought		512
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		5
Fund shares redeemed		1,584
Dividends to shareholders		13
Accrued expenses	+	40

Total liabilities		2,168

Net Assets
Total assets		574,395
Total liabilities	−	2,168

Net assets		$572,227
Net Assets by Source
Capital received from investors		573,768
Net investment income not yet distributed		6
Net realized capital losses		(391)
Net unrealized capital losses		(1,156)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$24,550		2,465		$9.96
Select Shares	$547,677		55,001		$9.96

See financial notes 29

Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$9,611

Net Realized Gains and Losses
Net realized losses on investments		(251)
Net realized gains on futures contracts	+	46

Net realized losses		(205)

Net Unrealized Gains and Losses
Net unrealized gains on investments		61
Net unrealized losses on futures contracts	+	(224)

Net unrealized losses		(163)

Expenses
Investment adviser and administrator fees		892
Transfer agent and shareholder service fees:
Investor Shares		30
Select Shares		244
Registration fees		122
Portfolio accounting fees		21
Professional fees		19
Shareholder reports		10
Custodian fees		8
Trustees’ fees		6
Overdraft expense		1
Other expenses	+	2

Total expenses		1,355
Expense reduction by adviser and Schwab	−	82
Custody credit	−	5

Net expenses		1,268

Increase in Net Assets from Operations
Total investment income		9,611
Net expenses	−	1,268

Net investment income		8,343
Net realized losses		(205)
Net unrealized losses	+	(163)

Increase in net assets from operations		$7,975

30 See financial notes

Schwab Tax-Free YieldPlus Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$8,343	$11,549
Net realized losses		(205)	(239)
Net unrealized losses	+	(163)	(4)

Increase in net assets from operations		7,975	11,306

Distributions Paid
Dividends from Net Investment Income
Investor Shares		373	682
Select Shares	+	7,964	10,853

Total dividends from net investment income		$8,337	$11,535

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		760	$7,578	1,677	$16,713
Select Shares	+	30,835	307,291	45,102	449,155

Total shares sold		31,595	$314,869	46,779	$465,868

Shares Reinvested
Investor Shares		31	$305	55	$544
Select Shares	+	613	6,109	857	8,541

Total shares reinvested		644	$6,414	912	$9,085

Shares Redeemed
Investor Shares		(731)	($7,289)	(2,322)	($23,139)
Select Shares	+	(25,478)	(253,959)	(40,513)	(403,524)

Total shares redeemed		(26,209)	($261,248)	(42,835)	($426,663)

Net transactions in fund shares		6,030	$60,035	4,856	$48,290

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,436	$512,554	46,580	$464,493
Total increase	+	6,030	59,673	4,856	48,061

End of period		57,466	$572,227	51,436	$512,554

Net investment income not yet distributed			$6		$—

See financial notes 31

Schwab Short/Intermediate Tax-Free Bond Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	10.38		10.50	10.69	10.59	10.63	10.42

Income from investment operations:
Net investment income	0.16		0.30	0.29	0.29	0.30	0.35
Net realized and unrealized gains or losses	—		(0.12)	(0.19)	0.10	(0.04)	0.20

Total income from investment operations	0.16		0.18	0.10	0.39	0.26	0.55
Less distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.29)	(0.29)	(0.30)	(0.34)

Net asset value at end of period	10.38		10.38	10.50	10.69	10.59	10.63

Total return (%)	1.51	[1]	1.79	0.94	3.74	2.50	5.37

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[2,3]	0.64	0.63	0.63	0.60	0.49
Gross operating expenses	0.67	[2]	0.65	0.63	0.63	0.63	0.70
Net investment income	3.02	[2]	2.93	2.73	2.73	2.83	3.29
Portfolio turnover rate	5	[1]	8	8	19	11	28
Net assets, end of period ($ x 1,000,000)	105		116	141	161	159	139
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.65% if custody credits had not been included.

32 See financial notes

Schwab Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

68.8%	Long-Term Investments	71,455	71,897
30.1%	Short-Term Investments	31,580	31,490

98.9%	Total Investments	103,035	103,387
1.1%	Other Assets and Liabilities		1,146

100.0%	Net Assets		104,533

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 68.8% of net assets

ALABAMA 0.6%

Mobile IDB
Pollution Control Refunding RB (International Paper Co) Series 1994A	4.65%	12/01/11		600	612

CALIFORNIA 1.0%

California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/10		1,000	1,054

DISTRICT OF COLUMBIA 1.5%

District of Columbia
COP Series 2006	5.00%	01/01/12	(b)	1,500	1,582

GEORGIA 3.6%

Atlanta
Airport General Refunding RB Series 2003A	5.00%	01/01/10	(b)	3,660	3,794

INDIANA 2.0%

Lake Cnty
First Mortgage Lease RB Series 2000	5.25%	08/01/09	(b)	2,040	2,114

KENTUCKY 3.5%

Kentucky Property and Building Commission
RB Project No.71	5.50%	08/01/09		3,500	3,650

MARYLAND 1.0%

Baltimore
Convention Center Hotel RB Sr Series 2006A	5.00%	09/01/13	(b)	1,000	1,076

See financial notes 33

Schwab Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

MASSACHUSETTS 4.6%

Massachusetts
GO Refunding Bonds Series 2001A	5.50%	01/01/11		2,500	2,661
Special Obligation RB Consolidated Loan Series 2002A	5.00%	06/01/10	(b)	2,000	2,082

					4,743

MISSOURI 2.0%

St Louis Municipal Finance Corp
Leasehold Refunding RB Series 2003	5.25%	07/15/10	(b)	2,000	2,102

NEVADA 6.0%

Clark Cnty
Airport System Subordinate Lien RB Series 2006A	5.00%	07/01/09		4,625	4,758
Henderson
Sr Limited Obligation Refunding Bonds (Seven Hills) Series 2001A	4.63%	08/01/11	(b)	1,465	1,523

					6,281

NEW JERSEY 1.3%

Mercer Cnty
Refunding RB (Regional Sludge) Series 2003	5.00%	12/15/09	(b)	1,300	1,347

NEW YORK 9.1%

New York City
GO Bonds Fiscal 2003 Series A	5.25%	08/01/09		1,825	1,890
GO Bonds Fiscal 2003 Series B	5.25%	08/01/09		1,000	1,036
New York State Dormitory Auth
Lease RB Series 2003B	5.25%	07/01/31	(b)	2,000	2,177
New York State Urban Development Corp
State Facilities Refunding RB Series 1995	5.60%	04/01/15		4,000	4,405

					9,508

NORTH CAROLINA 3.0%

North Carolina Municipal Power Agency
RB (Catawba Electric) Series 1999A	5.75%	01/01/09	(b)	3,000	3,109

OHIO 3.0%

Ohio
Higher Education Capital Facilities Bonds Series II-2001A	5.50%	12/01/08		3,000	3,092

PENNSYLVANIA 4.1%

Philadelphia
Water and Wastewater Refunding RB Series 2001B	5.50%	11/01/11	(b)	4,000	4,323

PUERTO RICO 2.0%

Puerto Rico Highway and Transportation Auth
Refunding RB Series H	5.00%	07/01/35	(b)	2,000	2,080

34 See financial notes

Schwab Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

TEXAS 8.1%

Dallas Water and Sewer Utilities
Refunding and Improvement RB Series 2003	5.00%	10/01/10	(b)	5,000	5,228
Denton Utility System
Refunding and Improvement RB Series 2001	5.00%	12/01/12	(b)	2,030	2,120
Fort Worth
General Purpose Improvement and Refunding Bonds Series 2001	5.00%	03/01/10		1,090	1,131

					8,479

WASHINGTON 12.4%

North Kitsap SD No.400
Unlimited Tax GO Refunding Bonds Series 2005	5.13%	12/01/16	(b)	4,650	5,108
Snohomish Cnty
Refunding Limited GO Bonds	4.50%	12/01/12	(b)	1,920	1,974
Washington
Refunding COP (Dept of Ecology) Series 2001	4.75%	04/01/12	(b)	1,710	1,762
Washington Public Power Supply System
Refunding RB (Nuclear Project No.2) Series 1993A	5.70%	07/01/08	(b)	4,000	4,107

					12,951

Total Long-Term Investments (Cost $71,455)					71,897

Short-Term Investments 30.1% of net assets

ARIZONA 4.8%

Arizona
Refunding COP Series 2002B	5.00%	09/01/07	(b)	5,000	5,032

CALIFORNIA 2.0%

Alameda Public Financing Auth
RB (1997 RB Refinancing) Series 1999	4.95%	09/02/07		2,065	2,070

COLORADO 1.9%

Adams Cnty SD No.50
GO Refunding Bonds Series 2004	4.00%	12/01/07	(b)	2,000	2,005

GEORGIA 2.8%

Georgia
GO Bonds Series 2000D	6.00%	10/01/07		2,865	2,904

MICHIGAN 2.9%

Detroit
Capital Improvement Bonds Series 2002A	5.00%	04/01/07	(b)	1,000	1,001
Detroit Water Supply System
Second Lien RB Series 2006B	3.65%	03/01/07	(a)(b)(c)	1,000	1,000
University of Michigan Health System
RB Series 2005A	3.64%	03/01/07	(a)	1,000	1,000

					3,001

See financial notes 35

Schwab Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NEW JERSEY 3.4%

New Jersey Transit Corp
COP (Federal Transit Administration Grants) Series 2000B	5.50%	09/15/07	(b)	3,500	3,534

NORTH CAROLINA 2.4%

Charlotte
COP (FY2004 Equipment Acquisition) Series 2004C	4.00%	03/01/07		2,540	2,540

OKLAHOMA 1.9%

Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing) Series 2003B	3.94%	03/22/07	(a)	2,000	2,000

OREGON 1.6%

Oregon
Refunding COP (Dept of Administrative Services) Series 2002C	5.00%	11/01/07	(b)	1,705	1,719

PENNSYLVANIA 1.0%

Pennsylvania IDA
Economic Development RB Series 1994	7.00%	07/01/07	(b)	1,000	1,011

SOUTH CAROLINA 2.9%

Charleston Cnty
RB (Care Alliance Health Services) Series 1999A	4.25%	08/15/07	(b)	3,000	3,008

TENNESSEE 0.1%

Clarksville Public Build Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001	3.65%	03/01/07	(a)(b)	150	150

WISCONSIN 2.4%

Wisconsin
Master Lease COP Series 2002D	5.00%	09/01/07	(b)	2,500	2,516

Total Short-Term Investments (Cost $31,580)					31,490

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $103,035 and the unrealized appreciation and depreciation were $663 and ($311), respectively, with a net unrealized appreciation of $352.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.

COP	— Certificate of participation
GO	— General obligation
IDA	— Industrial development authority
IDB	— Industrial development board
RB	— Revenue bond
TRAN	— Tax and revenue anticipation note

36 See financial notes

Schwab Short/Intermediate Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $103,035)		$103,387
Receivables:
Interest		1,375
Fund shares sold		33
Prepaid expenses	+	1

Total assets		104,796

Liabilities
Payables:
Investment adviser and administrator fees		2
Transfer agent and shareholder services fees		2
Fund shares redeemed		146
Payable to custodian		89
Accrued expenses	+	24

Total liabilities		263

Net Assets
Total assets		104,796
Total liabilities	−	263

Net assets		$104,533
Net Assets by Source
Capital received from investors		104,633
Net investment income not yet distributed		11
Net realized capital losses		(463)
Net unrealized capital gains		352

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$104,533		10,066		$10.38

See financial notes 37

Schwab Short/Intermediate Tax-Free Bond Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,025

Net Realized Gains and Losses
Net realized losses on investments		(56)

Net Unrealized Gains and Losses
Net unrealized gains on investments		153

Expenses
Investment adviser and administrator fees		166
Transfer agent and shareholder service fees		138
Portfolio accounting fees		19
Registration fees		15
Professional fees		13
Shareholder reports		10
Trustees’ fees		5
Custodian fees	+	2

Total expenses		368
Expense reduction by adviser and Schwab	−	9
Custody credits	−	5

Net expenses		354

Increase in Net Assets From Operations
Total investment income		2,025
Net expenses	−	354

Net investment income		1,671
Net realized losses		(56)
Net unrealized gains	+	153

Increase in net assets from operations		$1,768

38 See financial notes

Schwab Short/Intermediate Tax-Free Bond Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$1,671	$3,761
Net realized losses		(56)	(20)
Net unrealized gains or losses	+	153	(1,665)

Increase in net assets from operations		1,768	2,076

Distributions Paid
Dividends from net investment income		$1,671	$3,761

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		870	$9,031	2,796	$29,044
Shares reinvested		108	1,123	256	2,659
Shares redeemed	+	(2,076)	(21,553)	(5,341)	(55,414)

Net transactions in fund shares		(1,098)	($11,399)	(2,289)	($23,711)

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,164	$115,835	13,453	$141,231
Total decrease	+	(1,098)	(11,302)	(2,289)	(25,396)

End of period		10,066	$104,533	11,164	$115,835

Net investment income not yet distributed			$11		$11

See financial notes 39

Schwab Long-Term Tax-Free Bond Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	11.10		11.25	11.33	11.04	11.05	10.87

Income from investment operations:
Net investment income	0.22		0.44	0.45	0.45	0.45	0.49
Net realized and unrealized gains or losses	0.05		(0.15)	(0.08)	0.29	(0.01)	0.17

Total income from investment operations	0.27		0.29	0.37	0.74	0.44	0.66
Less distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.45)	(0.45)	(0.45)	(0.48)

Net asset value at end of period	11.15		11.10	11.25	11.33	11.04	11.05

Total return (%)	2.48	[1]	2.70	3.29	6.77	4.01	6.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[2,3]	0.65	0.65	0.65	0.62	0.49
Gross operating expenses	0.69	[2]	0.69	0.66	0.66	0.65	0.74
Net investment income	4.04	[2]	4.01	3.98	4.00	4.06	4.49
Portfolio turnover rate	10	[1]	23	1	10	22	25
Net assets, end of period ($ x 1,000,000)	95		92	93	83	81	85
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.65% if custody credits had not been included.

40 See financial notes

Schwab Long-Term Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.2%	Long-Term Investments	86,939	90,202
3.8%	Short-Term Investments	3,550	3,550

99.0%	Total Investments	90,489	93,752
1.0%	Other Assets and Liabilities		970

100.0%	Net Assets		94,722

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 95.2% of net assets

CALIFORNIA 11.3%

California Public Works Board
Lease Refunding RB (Dept of Health Services) Series 2005K	5.00%	11/01/24		2,000	2,131
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/38	(b)	4,000	4,247
Los Angeles Municipal Improvement Corp
Lease RB (Police Headquarters Facilities) Series 2006A	4.75%	01/01/31	(b)	2,000	2,089
Oak Valley Hospital District
GO Bonds (Election of 2004) Series 2005	5.00%	07/01/29	(b)	2,065	2,204

					10,671

COLORADO 4.6%

Colorado Dept of Transportation
RAN Series 2002B	5.50%	06/15/15	(b)	2,000	2,256
Denver Convention Center Hotel Auth
Sr Refunding RB Series 2006	5.00%	12/01/30	(b)	2,000	2,141

					4,397

DISTRICT OF COLUMBIA 2.3%

District of Columbia
COP Series 2003	5.50%	01/01/17	(b)	2,000	2,199

GEORGIA 1.4%

Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)	1,180	1,284

ILLINOIS 2.3%

Chicago
O’Hare International Airport General Airport Third Lien RB Series 2005A	5.00%	01/01/29	(b)	2,000	2,141

See financial notes 41

Schwab Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

INDIANA 1.1%

Marion Cnty Convention and Recreational Facilities Auth
Excise Taxes Lease Refunding Sr RB Series 2001A	5.00%	06/01/21	(b)	1,000	1,046

KENTUCKY 1.1%

Jefferson Cnty
Health Facilities RB (University Medical Center) Series 1997	5.25%	07/01/22	(b)	1,000	1,014

LOUISIANA 2.3%

Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B	5.00%	06/01/23	(b)	2,000	2,163

MARYLAND 1.4%

Baltimore
Convention Center Hotel RB Sr Series 2006A	5.25%	09/01/23	(b)	1,000	1,110
Maryland Housing and Community Development Dept
RB Series 1996A	5.88%	07/01/16		225	230

					1,340

MASSACHUSETTS 2.5%

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005B	5.50%	07/01/23	(b)	2,000	2,378

MICHIGAN 8.7%

Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper Co) Series 2002	6.25%	04/15/27		1,000	1,117
Detroit
Water Supply System Refunding Sr Lien RB Series 2003C	5.25%	07/01/16	(b)	2,620	2,846
Detroit SD
School Building and Site Improvement Bonds Series 2005A	5.00%	05/01/17	(b)	3,000	3,246
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000	1,049

					8,258

MISSISSIPPI 2.3%

Mississippi Hospital Equipment and Facilities Auth
Refunding RB (Mississippi Baptist Medical Center) Series 1995	6.00%	05/01/13	(b)	2,150	2,158

NEVADA 4.6%

Nevada
Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004	5.50%	12/01/18	(b)	2,000	2,236
Nevada Dept of Business and Industry
RB (Las Vegas Monorail) First Tier Series 2000	5.63%	01/01/32	(b)	2,000	2,131

					4,367

NEW JERSEY 1.7%

Washington Board of Education
Refunding School Bonds	5.25%	01/01/27	(b)	1,400	1,642

42 See financial notes

Schwab Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NEW YORK 6.8%

Hudson Yards Infrastructure Corp
Sr RB Fiscal 2007 Series A	5.00%	02/15/47	(b)	2,000	2,144
Metropolitan Transportation Auth
Refunding RB Series 2002A	5.50%	11/15/18	(b)	2,000	2,185
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16		965	1,060
GO Bonds Fiscal 2005 Series B	5.25%	08/01/15		1,000	1,093

					6,482

NORTH CAROLINA 3.2%

North Carolina Medical Care Commission
Health System RB (Mission Health Combined Group) Series 2007	4.50%	10/01/26		3,000	3,038

OREGON 3.9%

Columbia River Peoples’ Utility District
Electric System RB Series 2000B	5.50%	12/01/19	(b)	1,180	1,257
Morrow Cnty SD
GO Bonds Series 2001	5.63%	06/15/16	(b)	2,235	2,410

					3,667

PENNSYLVANIA 1.6%

Seneca Valley Unified SD
GO Refunding Bonds Series 1998AA	5.15%	02/15/20	(b)	1,500	1,519

RHODE ISLAND 0.0%

Rhode Island Housing and Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20

TEXAS 10.0%

Austin Combined Utilities
Refunding RB Series 1997	5.13%	11/15/16	(b)	3,000	3,029
Brazos River Auth
Refunding RB (Houston Industries) Series 1998A	5.13%	05/01/19	(b)	1,750	1,810
Harris Cnty
Permanent Improvement Refunding Bonds Series 2004A	5.00%	10/01/18		1,885	2,025
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	02/15/16	(b)	1,000	1,069
Texas Public Finance Auth
Refunding RB (Texas Southern Univ) Series 1998A1	4.75%	11/01/17	(b)	1,545	1,575

					9,508

VERMONT 3.9%

Vermont Education and Health Buildings Financing Agency
Hospital RB (Fletcher Allen Health Care) Series 2007A	4.75%	12/01/36		1,500	1,519
Hospital RB (Fletcher Allen Health Care) Series 2000A	6.00%	12/01/23	(b)	2,000	2,160

					3,679

See financial notes 43

Schwab Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

WASHINGTON 13.6%

Grant County Public Utility District No.2
Refunding RB (Wanapum Hydroelectric) Series 2005A	5.00%	01/01/22	(b)	1,765	1,891
Kent SD No.415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	539
King Cnty
Lease RB (King Street Center) Series 1997	5.13%	06/01/17	(b)	1,000	1,014
North Kitsap SD No.400
Unlimited Tax GO Refunding Bonds Series 2005	5.13%	12/01/18	(b)	1,850	2,023
Ocean Shores
Water and Sewer RB Series 2001	5.50%	12/01/21	(b)	2,000	2,146
Washington Health Care Facilities
RB (Catholic Health Initiatives) Series A	6.00%	12/01/20	(b)	3,000	3,232
RB (Swedish Health System) Series 1998	5.13%	11/15/18	(b)	2,000	2,066

					12,911

WISCONSIN 4.6%

Wisconsin
GO Bonds Series 2005D	5.00%	05/01/21		4,000	4,320

Total Long-Term Investments (Cost $86,939)					90,202

Short-Term Investments 3.8% of net assets

NEW YORK 3.2%

New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1994G	3.62%	03/01/07	(a)(b)(c)	1,000	1,000
New York City Transitional Finance Auth
Recovery Bonds Fiscal 2003 Series 3B	3.64%	03/01/07	(a)(c)	2,000	2,000

					3,000

TENNESSEE 0.6%

Clarksville Public Build Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001	3.65%	03/01/07	(a)(b)	550	550

Total Short-Term Investments (Cost $3,550)					3,550

End of Investments.

At 2/28/07, the tax basis cost of the fund’s investments was $90,486 and the unrealized appreciation and depreciation was $3,277 and ($11), respectively, with a net appreciation of $3,266.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.

44 See financial notes

Schwab Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

COP	— Certificate of participation
GO	— General obligation
RAN	— Revenue anticipation note
RB	— Revenue bond

See financial notes 45

Schwab Long-Term Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $90,489)		$93,752
Cash		21
Receivables:
Interest		1,060
Fund shares sold	+	43

Total assets		94,876

Liabilities
Payables:
Investment adviser and administrator fees		2
Transfer agent and shareholder services fees		2
Fund shares redeemed		128
Accrued expenses	+	22

Total liabilities		154

Net Assets
Total assets		94,876
Total liabilities	−	154

Net assets		$94,722
Net Assets by Source
Capital received from investors		91,835
Net investment income not yet distributed		146
Net realized capital losses		(522)
Net unrealized capital gains		3,263

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$94,722		8,495		$11.15

46 See financial notes

Schwab Long-Term Tax-Free Bond Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,152

Net Realized Gains and Losses
Net realized gains on investments		568

Net Unrealized Gains and Losses
Net unrealized losses on investments		(173)

Expenses
Investment adviser and administrator fees		138
Transfer agent and shareholder service fees		115
Portfolio accounting fees		19
Professional fees		14
Registration fees		13
Shareholder reports		9
Trustees’ fees		5
Custodian fees	+	2

Total expenses		315
Expense reduction by adviser and Schwab	−	17
Custody credits	−	3

Net expenses		295

Increase in Net Assets from Operations
Total investment income		2,152
Net expenses	−	295

Net investment income		1,857
Net realized gains		568
Net unrealized losses	+	(173)

Increase in net assets from operations		$2,252

See financial notes 47

Schwab Long-Term Tax-Free Bond Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$1,857	$3,705
Net realized gains		568	638
Net unrealized losses	+	(173)	(1,947)

Increase in net assets from operations		2,252	2,396

Distributions Paid
Dividends from net investment income		$1,856	$3,703

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,016	$11,288	2,417	$26,801
Shares reinvested		111	1,245	238	2,626
Shares redeemed	+	(917)	(10,198)	(2,615)	(28,923)

Net transactions in fund shares		210	$2,335	40	$504

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,285	$91,991	8,245	$92,794
Total increase or decrease	+	210	2,731	40	(803)

End of period		8,495	$94,722	8,285	$91,991

Net investment income not yet distributed			$146		$145

48 See financial notes

Schwab California Tax-Free YieldPlus Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	12/16/04[1]
Investor Shares	2/28/07*		8/31/06	8/31/05

Per Share Data ($)

Net asset value at beginning of period	9.98		9.95	10.00

Income from investment operations:
Net investment income	0.15		0.26	0.15
Net realized and unrealized gains or losses	(0.01)		0.03	(0.05)

Total income from investment operations	0.14		0.29	0.10
Less distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.15)

Net asset value at end of period	9.97		9.98	9.95

Total return (%)	1.40	[2]	2.90	0.98	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	[3]	0.61	0.40	[3]
Gross operating expenses	0.60	[3]	0.62	0.66	[3]
Net investment income	3.03	[3]	2.53	2.12	[3]
Portfolio turnover rate	9	[2]	70	52	[2]
Net assets, end of period ($ x 1,000,000)	17		15	19

	9/1/06-		9/1/05-	12/16/04[1]
Select Shares	2/28/07*		8/31/06	8/31/05

Per Share Data ($)

Net asset value at beginning of period	9.98		9.95	10.00

Income from investment operations:
Net investment income	0.16		0.27	0.15
Net realized and unrealized gains or losses	0.00		0.03	(0.05)

Total income from investment operations	0.16		0.30	0.10
Less distributions:
Dividends from net investment income	(0.16)		(0.27)	(0.15)

Net asset value at end of period	9.98		9.98	9.95

Total return (%)	1.58	[2]	3.06	1.03	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[3]	0.46	0.28	[3]
Gross operating expenses	0.45	[3]	0.46	0.51	[3]
Net investment income	3.19	[3]	2.74	2.21	[3]
Portfolio turnover rate	9	[2]	70	52	[2]
Net assets, end of period ($ x 1,000,000)	933		768	516
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 49

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

29.9%		Long-Term Investments	282,419	283,723
77.5%		Short-Term Investments	735,886	736,145

107.4%		Total Investments	1,018,305	1,019,868
(7	.4)%	Other Assets and Liabilities		(69,910)

100.0%		Net Assets		949,958

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 29.9% of net assets

CALIFORNIA 27.0%

Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006F	5.00%	04/01/09	(e)	5,815	5,987
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(e)	35,000	38,155
GO Refunding Bonds Series 2005	5.00%	05/01/12	(e)	7,065	7,499
Various Purpose GO Refunding Bonds Series 2004	5.25%	12/01/12	(b)(e)	7,035	7,639
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/08	(e)	20,845	21,310
Power Supply RB Series 2002A	5.50%	05/01/09	(e)	2,000	2,076
California Health Facilities Finance Auth
RB (Catholic Healthcare West) Series 2005G	5.00%	07/01/09	(e)	1,755	1,801
RB (Catholic Healthcare West) Series 2005G	5.00%	07/01/10	(e)	2,000	2,071
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/08	(e)	1,000	1,022
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/10	(e)	2,035	2,119
California Public Works Board
Lease RB (Butterfield State Office Complex) Series 2005A	5.00%	06/01/08	(e)	4,515	4,590
Lease RB (Butterfield State Office Complex) Series 2005A	5.00%	06/01/09	(e)	1,940	1,996
Lease RB (Dept of Corrections-California State Prison-Kern Cnty at Delano II) Series 2003C	5.00%	06/01/12	(e)	5,000	5,299
California State University Channel Islands Financing Auth
RB (Rental Housing) Series 2001	3.15%	08/01/08	(a)(b)(e)	5,105	5,061
California State University Trustees
Trustees Systemwide RB Series 2005C	4.00%	11/01/08	(e)	2,050	2,062
Trustees Systemwide RB Series 2005C	4.00%	11/01/09	(e)	3,015	3,044

50 See financial notes

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Statewide Communities Development Auth
Pollution Control Refunding RB (Southern California Edison Co) Series A	4.10%	04/01/13	(a)(b)(e)	2,000	2,038
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/08	(e)	1,240	1,256
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/09	(e)	3,065	3,132
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10	(e)	2,455	2,534
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11	(e)	950	998
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/09	(e)	3,250	3,339
RB (Kaiser Permanente) Series 2002E	4.70%	06/01/09	(a)(e)	5,355	5,443
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/08		400	408
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/09		660	683
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/10	(e)	900	943
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/11	(e)	1,160	1,229
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/12	(e)	1,450	1,551
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(b)(e)	2,980	3,049
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/08		550	558
RB Series 2005	5.00%	08/15/09		500	513
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.50%	06/01/13	(e)	15,675	17,261
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(e)	27,415	30,378
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/16		585	589
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/17	(e)	5,500	5,517
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/18	(e)	4,190	4,245
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		5,000	5,099
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/11	(e)	2,000	2,003
Indio Public Financing Auth
Lease RB Series 2007B	3.80%	11/01/12	(a)(b)(c)	5,000	5,030
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB (Prop C) Second Sr Series 2004A	5.00%	07/01/10	(b)(e)	3,390	3,551
Sales Tax Refunding RB (Prop A) First Tier Sr Series 2003A	5.00%	07/01/10	(b)(e)	1,180	1,236
Sales Tax Refunding RB (Prop C) Second Sr Series 1998A	5.50%	07/01/10	(b)(e)	2,485	2,642
Los Angeles Cnty Public Works Financing Auth
Lease Refunding RB (2005 Master Refunding) Series A	5.00%	12/01/08	(b)(e)	1,000	1,025
Natomas Union SD
COP Series B	5.00%	02/01/10	(a)(b)	14,575	15,104
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%	07/01/10	(b)(e)	7,155	7,484
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10	(e)	480	483
2006 Tax Allocation RB	4.55%	10/01/11	(e)	520	525
2006 Tax Allocation RB	4.65%	10/01/12	(e)	545	552

See financial notes 51

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Roseville Natural Gas Financing Auth
RB Series 2007	4.00%	02/15/09		1,500	1,511
RB Series 2007	5.00%	02/15/11		1,000	1,048
Sacramento Municipal Utility District
Electric Refunding RB Series 1997L	5.00%	07/01/11	(b)(e)	2,500	2,561
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09	(e)	1,085	1,113
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10	(e)	1,000	1,032
Santa Barbara Redevelopment Agency
Tax Allocation Refunding Bonds (Central City Redevelopment) Sr Series 1995A	6.00%	03/01/08	(b)	1,535	1,558
Santa Clara
Insurance Funding Bonds Series 1987	3.00%	04/01/08	(a)(b)(e)	5,000	4,972

					255,924

PUERTO RICO 2.9%

Puerto Rico
Public Improvement Refunding Bonds Series 2003C	5.00%	07/01/08	(a)	4,800	4,874
Public Improvement Refunding Bonds Series 2003C	5.00%	07/01/08	(a)(b)(e)	19,250	19,619
Public Improvement Refunding GO Bonds Series 2003C	4.25%	07/01/08	(a)(b)	3,275	3,306

					27,799

Total Long-Term Investments (Cost $282,419)					283,723

Short-Term Investments 77.5% of net assets

CALIFORNIA 50.7%

Association of Bay Area Governments
RB (Georgiana Bruce Kirby Preparatory School) Series 2007	3.85%	08/01/07	(a)(b)	4,000	4,000
California
Economic Recovery Bonds Series 2004B2	5.00%	07/01/07	(a)(e)	8,250	8,290
Economic Recovery Bonds Series 2004B4	3.00%	07/01/07	(a)(e)	1,000	999
Economic Recovery Bonds Series 2004C6	3.58%	03/01/07	(a)(b)	1,000	1,000
Federal Highway Grant Anticipation Bonds Series 2004A	5.00%	02/01/08	(b)(e)	1,360	1,378
GO Bonds	3.75%	03/01/07	(a)(c)(d)(e)	14,860	14,860
GO Bonds	3.75%	03/01/07	(a)(c)(d)(e)	23,350	23,350
GO Bonds	3.75%	03/01/07	(a)(c)(d)	28,960	28,960
GO Bonds Series 2003D	3.49%	04/12/07	(a)	5,000	5,000
GO Refunding Bonds	3.75%	03/01/07	(a)(c)(d)	10,000	10,000
California Dept of Water Resources
Power Supply RB Series 2002B2	3.55%	03/01/07	(a)(b)	7,500	7,500
Power Supply RB Series 2002B3	3.50%	03/01/07	(a)(b)	10,000	10,000
Power Supply RB Series 2002C7	3.55%	03/01/07	(a)(b)(c)	7,870	7,870
Power Supply RB Series 2002C9	3.58%	03/01/07	(a)(b)	9,000	9,000
California Health Facilities Finance Auth
Insured Health Facility RB (Catholic Healthcare West) Series 2004E	3.30%	03/06/07	(a)(b)	34,425	34,425
California Infrastructure & Economic Development Bank
RB (J. David Gladstone Institutes) Series 2001	4.00%	10/01/07	(e)	2,000	2,001
RB (J. Paul Getty Trust) Series 2003D	3.51%	03/01/07	(a)	5,500	5,500

52 See financial notes

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Public Works Board
Lease RB (Butterfield State Office) Series 2005A	5.00%	06/01/07	(e)	3,285	3,296
Lease Refunding RB (Dept of Corrections) Series 2004D	4.50%	12/01/07	(b)(e)	3,550	3,576
California Statewide Communities Development Auth
COP (Eskaton Properties Inc Obligated Group)	3.89%	03/22/07	(a)(b)	14,700	14,700
RB (Kaiser Permanente) Series 2004G	2.30%	05/01/07	(a)	2,425	2,420
RB (Kaiser Permanente) Series 2007B	4.37%	04/01/07	(a)	25,000	25,120
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/07		360	361
Chula Vista
Industrial Development Refunding RB (San Diego Gas & Electric Co) Series 2006A	3.30%	03/06/07	(a)(b)	12,900	12,900
Contra Costa Water District
Refunding RB Series N	3.64%	03/01/07	(a)(b)(c)(d)	10,210	10,210
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/07		250	251
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A	3.55%	03/07/07	(a)(b)	3,890	3,890
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB Series 2003B	3.40%	03/07/07	(a)(b)(c)	6,655	6,655
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	3.65%	03/01/07	(a)(b)(c)(d)	16,600	16,600
Irvine Assessment District # 05-21
Limited Obligation Improvement Bonds Series A	3.51%	03/01/07	(a)(b)	2,000	2,000
Irvine Ranch Water District
1986 Capital Improvement Project	3.37%	03/01/07	(a)(b)	3,500	3,500
GO Consolidated Series 1995	3.56%	03/01/07	(a)(b)	2,000	2,000
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP Series A	3.48%	03/07/07	(b)	8,000	8,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	3.54%	03/01/07	(a)(c)	6,630	6,630
Refunding COP Series 2000B	3.54%	03/01/07	(a)(c)	1,500	1,500
Roseville Natural Gas Financing Auth
Gas RB Series 2007	3.62%	08/15/07	(a)(c)(d)	16,035	16,035
Sacramento Cnty Sanitation District Financing Auth
Refunding RB (Sacramento Regional Cnty Sanitation District) Series 2007B	4.12%	03/01/07	(a)(b)	20,000	20,000
San Diego Unified SD
2006-2007 TRAN Series A	4.50%	07/24/07		25,000	25,086
San Mateo Community College District
GO Bonds (Election of 2005) Series 2006B	3.64%	03/01/07	(a)(c)(d)	16,170	16,170
Santa Clara Valley Transportation Auth
Sales Tax RB (2000 Measure A) Series 2006F	3.65%	08/07/07	(a)(b)	20,000	20,000
Sales Tax RB (2000 Measure A) Series 2006G	3.65%	08/06/07	(a)(b)	4,000	4,000
Sonoma County Junior College District
GO Bonds (Election of 2002) Series B	3.58%	03/01/07	(a)(b)(c)(d)	4,970	4,970
Southern California Public Power Auth
Transmission Project RB (Subordinate Refunding) Series 1991	3.42%	03/07/07	(a)(b)	8,600	8,600
Temecula Valley Unified SD
GO Refunding Bonds Series 2004	6.00%	08/01/07	(b)(e)	1,000	1,010

See financial notes 53

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

University of California
General RB Series 2007J	3.64%	03/01/07	(a)(b)(c)(d)	21,720	21,720
Medical Center Pooled RB Series 2007B1	3.55%	03/01/07	(a)(c)	20,500	20,500
Ventura Cnty
2006-07 TRAN	4.50%	07/02/07		20,000	20,058
Western Placer USD, California
COP (School Facilities) Series 2006B	3.63%	07/01/07	(a)(b)(c)	6,000	5,994

					481,885

PUERTO RICO 26.8%

Government Development Bank of Puerto Rico
CP Program	4.05%	03/05/07		741	741
CP Program	4.00%	03/07/07		2,620	2,620
CP Program	4.00%	03/09/07		3,680	3,680
CP Program	4.00%	03/14/07		4,000	4,000
CP Program	4.00%	03/15/07		3,402	3,402
Puerto Rico
Public Improvement and Refunding Bonds Series 2000	3.68%	03/01/07	(a)(b)(c)(d)	1,135	1,135
Public Improvement Bonds Series 1996	3.64%	07/02/07	(a)(b)	12,900	12,900
Public Improvement Bonds Series 2000	3.64%	03/01/07	(a)(b)(c)(d)	930	930
Public Improvement Bonds Series 2001A	3.65%	03/01/07	(a)(b)(c)(d)(e)	4,135	4,135
Public Improvement GO Refunding Bonds Series 2006A	3.68%	03/01/07	(a)(b)(c)(d)	740	740
Public Improvement Refunding Bonds Series 2002A	3.70%	03/01/07	(a)(b)(c)(d)	4,000	4,000
TRAN Series 2007	4.50%	07/30/07	(b)	30,000	30,111
Puerto Rico Aqueduct & Sewer Auth
BAN Series 2006A	3.70%	03/01/07	(a)(b)(c)(d)	54,000	54,000
Refunding Bonds Series 1995	3.70%	07/02/07	(a)(b)	10,000	10,000
Puerto Rico Electric Power Co
RB Series NN	3.64%	03/01/07	(a)(b)(c)(d)	16,235	16,235
Puerto Rico Highway & Transportation Auth
Subordinated RB Series 2003	3.64%	03/01/07	(a)(b)(c)(d)	3,300	3,300
Transportation RB Series L	3.64%	03/01/07	(a)(b)(c)(d)	5,000	5,000
Transportation Refunding RB Series L	3.65%	03/01/07	(a)(b)(c)(d)	10,770	10,770
Transportation Refunding RB Series N	4.11%	07/01/07	(a)(b)	60,000	60,000
Puerto Rico Public Buildings Auth
Government Facilities RB Series B	3.65%	03/01/07	(a)(b)(c)(d)	3,900	3,900
Government Facilities Refunding RB Series J	5.00%	07/01/07	(a)(b)	11,000	11,696
Government Facilities Refunding RB Series K	4.50%	07/01/07	(a)(e)	6,950	6,965
Refunding RB Series L	3.65%	03/01/07	(a)(b)(c)(d)	4,000	4,000

					254,260

Total Short-Term Investments (Cost $735,886)					736,145

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $1,018,333 and the unrealized appreciation and depreciation were $2,145 and ($610), respectively, with a net unrealized appreciation of $1,535.

54 See financial notes

Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 02/28/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

10 Years, Short, U.S. Treasury Note, expires 06/20/07	(500)	54,297	(484)
2 Years, Short, U.S. Treasury Note, expires 06/29/07	(150)	30,743	(98)
5 Years, Short, U.S. Treasury Note, expires 06/29/07	(505)	53,506	(347)

			(929)

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $271,020 or 28.5% of net assets.
(e)	All or a portion of this security is held as collateral for futures contracts and delayed delivery security.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond
TRAN	— Tax and revenue anticipation note

See financial notes 55

Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,018,305)		$1,019,868
Cash		917
Receivables:
Investments sold		1,307
Interest		8,523
Fund shares sold		2,126
Due from brokers for futures		215
Prepaid expenses	+	3

Total assets		1,032,959

Liabilities
Payables:
Investments bought		81,000
Investment adviser and administrator fees		26
Transfer agent and shareholder services fees		8
Fund shares redeemed		1,957
Accrued expenses	+	10

Total liabilities		83,001

Net Assets
Total assets		1,032,959
Total liabilities	−	83,001

Net assets		$949,958
Net Assets by Source
Capital received from investors		950,606
Net investment income not yet distributed		70
Net realized capital losses		(1,352)
Net unrealized capital gains		634

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$16,875		1,691		$9.97	*
Select Shares	$933,083		93,521		$9.98

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

56 See financial notes

Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$15,707

Net Realized Gains and Losses
Net realized losses on investments		(155)
Net realized losses on futures contracts	+	(367)

Net realized losses		(522)

Net Unrealized Gains and Losses
Net unrealized gains on investments		557
Net unrealized losses on futures contracts	+	(411)

Net unrealized gains		146

Expenses
Investment adviser and administrator fees		1,422
Transfer agent and shareholder service fees:
Investor Shares		20
Select Shares		425
Professional fees		20
Portfolio accounting fees		17
Registration fees		16
Shareholder reports		12
Custodian fees		8
Trustees’ fees		7
Other expenses	+	2

Total expenses		1,949
Custody credits	−	9

Net expenses		1,940

Increase in Net Assets from Operations
Total investment income		15,707
Net expenses	−	1,940

Net investment income		13,767
Net realized losses		(522)
Net unrealized gains	+	146

Increase in net assets from operations		$13,391

See financial notes 57

Schwab California Tax-Free YieldPlus Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$13,767	$15,729
Net realized losses		(522)	(379)
Net unrealized gains	+	146	1,999

Increase in net assets from operations		13,391	17,349

Distributions Paid
Dividends from Net Investment Income
Investor Shares		239	413
Select Shares	+	13,468	15,312

Total dividends from net investment income		$13,707	$15,725

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		711	$7,095	1,073	$10,694
Select Shares	+	41,037	409,589	64,137	639,292

Total shares sold		41,748	$416,684	65,210	$649,986

Shares Reinvested
Investor Shares		19	$188	30	$300
Select Shares	+	1,073	10,709	1,236	12,321

Total shares reinvested		1,092	$10,897	1,266	$12,621

Shares Redeemed
Investor Shares		(523)	($5,216)	(1,535)	($15,280)
Select Shares	+	(25,539)	(254,900)	(40,309)	(401,658)

Total shares redeemed		(26,062)	($260,116)	(41,844)	($416,938)

Net transactions in fund shares		16,778	$167,465	24,632	$245,669

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,434	$782,809	53,802	$535,516
Total increase	+	16,778	167,149	24,632	247,293

End of period		95,212	$949,958	78,434	$782,809

Net investment income not yet distributed			$70		$10

58 See financial notes

Schwab California Short/Intermediate Tax-Free
Bond Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	10.28		10.43	10.63	10.57	10.66	10.51

Income from investment operations:
Net investment income	0.17		0.34	0.33	0.31	0.32	0.34
Net realized and unrealized gains or losses	(0.01)		(0.15)	(0.20)	0.06	(0.09)	0.15

Total income from investment operations	0.16		0.19	0.13	0.37	0.23	0.49
Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.33)	(0.31)	(0.32)	(0.34)

Net asset value at end of period	10.27		10.28	10.43	10.63	10.57	10.66

Total return (%)	1.60	[1]	1.85	1.21	3.59	2.15	4.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	[2,3]	0.62	0.61	0.61	0.58	0.49
Gross operating expenses	0.64	[2]	0.62	0.61	0.61	0.60	0.66
Net investment income	3.35	[2]	3.28	3.10	2.97	2.96	3.29
Portfolio turnover rate	7	[1]	6	6	17	11	17
Net assets, end of period ($ x 1,000,000)	102		110	136	164	174	184
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.64% if custody credits had not been included.

See financial notes 59

Schwab California Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.1%	Long-Term Investments	93,758	94,658
5.0%	Short-Term Investments	5,115	5,141

98.1%	Total Investments	98,873	99,799
1.9%	Other Assets and Liabilities		1,886

100.0%	Net Assets		101,685

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 93.1% of net assets

CALIFORNIA 90.1%

Alameda Cnty
Refunding COP Series 2001A	5.38%	12/01/09	(b)	5,000	5,241
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/14	(b)	3,000	3,310
GO Bonds Series 1998	5.50%	12/01/11	(b)	1,665	1,806
GO Bonds Series 2002	5.25%	02/01/11		3,500	3,703
GO Refunding Bonds Series 2002	5.00%	02/01/12	(b)	4,000	4,253
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/10		1,315	1,386
California Health Facilities Finance Auth
RB (Kaiser Permanente) Series 1998B	5.00%	10/01/08		2,500	2,558
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/16		2,000	2,142
California Public Works Board
Lease RB (UCLA Replacement Hospitals) Series 2002A	4.75%	10/01/09	(b)	3,005	3,090
California Statewide Communities Development Auth
Pollution Control Refunding RB (Southern California Edison Co) Series C	4.25%	11/01/33	(b)	1,500	1,555
Fremont Union High SD
GO Bonds (Election of 1998) Series 2000B	5.75%	09/01/08	(b)	1,520	1,570
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		4,500	4,589
Intermodal Container Transfer Facility Joint Powers Auth
Refunding RB Series 1999A	5.00%	11/01/08	(b)	1,210	1,239
Refunding RB Series 1999A	5.00%	11/01/09	(b)	1,375	1,426
Los Angeles Cnty Metropolitan Transportation Auth
Capital Grant Receipts RB (Gold Line Eastside Extension) Series 2005A	5.00%	10/01/11	(b)	4,000	4,201

60 See financial notes

Schwab California Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/14	(b)	1,995	2,166
Subordinate Lien Tax Allocation Bonds (Bunker Hill) Series 2004	4.00%	03/01/10		1,950	1,925
Los Angeles State Building Auth
Lease Refunding RB (Dept of General Services) Series 1993A	5.63%	05/01/11	(b)	3,500	3,684
Los Angeles Unified SD
GO Bonds (Election of 1997) Series 2000D	5.50%	07/01/10		4,000	4,240
GO Refunding Bonds Series 2006B	5.00%	07/01/16	(b)	2,000	2,203
Marina Joint Powers Financing Authority
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/36	(b)	5,000	5,024
Natomas Union SD
COP Series B	5.00%	02/01/35	(b)	1,865	1,933
Oakland
Refunding COP (Oakland Museum) Series 2002A	5.00%	04/01/10	(b)	2,015	2,101
Refunding COP (Oakland Museum) Series 2002A	5.00%	04/01/11	(b)	1,460	1,540
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/31	(b)	1,250	1,277
Orange Cnty
Recovery COP Series 1996A	6.00%	07/01/08	(b)	3,000	3,097
Redding Joint Powers Financing Auth
Electric System RB Series 1996A	5.50%	06/01/11	(b)	2,000	2,028
Riverside
COP (Capital Improvements) Series 2003	5.00%	09/01/14	(b)	1,470	1,590
COP (Capital Improvements) Series 2003	5.00%	09/01/15	(b)	1,545	1,662
Riverside Cnty Asset Lease Corp
Leasehold RB (Riverside Cnty Hospital) Series 2003A	5.00%	06/01/09	(b)	2,555	2,628
San Bernardino Cnty
M/F Housing Refunding RB Series 2001A	4.45%	05/01/31	(b)	1,300	1,336
San Diego Unified SD
GO Bonds (Election of 1998) Series 2004F	5.00%	07/01/15	(b)	1,095	1,189
San Francisco State University
Student Housing RB (Auxiliary Organization) Series 1999	5.00%	07/01/08		400	404
San Jose Redevelopment Agency
Tax Allocation Bonds (Merged Area) Series 2002	4.00%	08/01/10	(b)	5,000	5,076
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(b)	1,000	1,142
Vernon
Electric System RB (Malburg Generating Station) Series 2003C	5.00%	04/01/11	(b)	1,320	1,341
Electric System RB (Malburg Generating Station) Series 2003C	5.25%	04/01/15	(b)	1,905	1,940

					91,595

PUERTO RICO 3.0%

Puerto Rico Electric Power Auth
Refunding RB Series CC	5.50%	07/01/08	(b)	3,000	3,063

Total Long-Term Investments (Cost $93,758)					94,658

See financial notes 61

Schwab California Short/Intermediate Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Short-Term Investments 5.0% of net assets

CALIFORNIA 5.0%

California Public Works Board
Lease Refunding RB (Univ of California) Series 1998A	5.25%	12/01/07		2,000	2,025
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002D	4.35%	03/01/07	(a)	2,000	2,000
Irvine Ranch Water District
GO Consolidated Series 1995	3.56%	03/01/07	(a)(b)	300	300
Los Angeles Community Redevelopment Agency
Pooled Financing Refunding Bonds Series F	5.00%	09/01/07	(b)	810	816

					5,141

Total Short-Term Investments (Cost $5,115)					5,141

End of Investments.

At 02/28/07, the tax basis cost of the fund’s investments was $98,872 and the unrealized appreciation and depreciation was $1,188 and ($261), respectively, with a net appreciation of $927.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond

62 See financial notes

Schwab California Short/Intermediate Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $98,873)		$99,799
Cash		635
Receivables:
Interest		1,334
Fund shares sold		74
Prepaid expenses	+	1

Total assets		101,843

Liabilities
Payables:
Investment adviser and administrator fees		2
Transfer agent and shareholder services fees		2
Fund shares redeemed		130
Accrued expenses	+	24

Total liabilities		158

Net Assets
Total assets		101,843
Total liabilities	−	158

Net assets		$101,685
Net Assets by Source
Capital received from investors		100,779
Net investment income not yet distributed		9
Net realized capital losses		(29)
Net unrealized capital gains		926

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$101,685		9,899		$10.27

See financial notes 63

Schwab California Short/Intermediate Tax-Free Bond Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,080

Net Unrealized Gains and Losses
Net unrealized losses on investments		(100)

Expenses
Investment adviser and administrator fees		157
Transfer agent and shareholder service fees		130
Portfolio accounting fees		18
Professional fees		13
Shareholder reports		7
Trustees’ fees		5
Registration fees		4
Custodian fees	+	2

Total expenses		336
Custody credits	−	3
Expense reduction by adviser and Schwab	−	2

Net expenses		331

Increase in Net Assets from Operations
Total investment income		2,080
Total expenses	−	331

Net investment income		1,749
Net unrealized losses	+	(100)

Increase in net assets from operations		$1,649

64 See financial notes

Schwab California Short/Intermediate Tax-Free Bond Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$1,749	$4,024
Net realized gains		−	61
Net unrealized losses	+	(100)	(1,983)

Increase in net assets from operations		1,649	2,102

Distributions Paid
Dividends from net investment income		1,749	4,023
Dividends from net realized gains	+	20	−

Total dividends and distributions paid		$1,769	$4,023

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		904	$9,283	2,061	$21,233
Shares reinvested		121	1,247	284	2,917
Shares redeemed	+	(1,810)	(18,601)	(4,679)	(48,144)

Net transactions in fund shares		(785)	($8,071)	(2,334)	($23,994)

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,684	$109,876	13,018	$135,791
Total decrease	+	(785)	(8,191)	(2,334)	(25,915)

End of period		9,899	$101,685	10,684	$109,876

Net investment income not yet distributed			$9		$9

See financial notes 65

Schwab California Long-Term Tax-Free Bond Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per—Share Data ($)

Net asset value at beginning of period	11.66		11.84	11.78	11.45	11.69	11.63

Income from investment operations:
Net investment income	0.24		0.49	0.51	0.50	0.49	0.53
Net realized and unrealized gains or losses	0.07		(0.17)	0.10	0.33	(0.24)	0.05

Total income from investment operations	0.31		0.32	0.61	0.83	0.25	0.58
Less distributions:
Dividends from net investment income	(0.24)		(0.49)	(0.50)	(0.50)	(0.49)	(0.52)
Distributions from net realized gains	(0.07)		(0.01)	(0.05)	—	—	—

Total Distributions	(0.31)		(0.50)	(0.55)	(0.50)	(0.49)	(0.52)

Net asset value at end of period	11.66		11.66	11.84	11.78	11.45	11.69

Total return (%)	2.64	[1]	2.78	5.24	7.36	2.14	5.14

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	[2]	0.60	0.61	0.61	0.58	0.49
Gross operating expenses	0.60	[2]	0.60	0.61	0.61	0.60	0.64
Net investment income	4.14	[2]	4.19	4.27	4.30	4.16	4.58
Portfolio turnover rate	8	[1]	19	8	15	29	34
Net assets, end of period ($ x 1,000,000)	214		205	199	180	194	238
* Unaudited.
1 Not Annualized.
2 Annualized.

66 See financial notes

Schwab California Long-Term Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.9%	Long-Term Investments	192,583	201,175
4.9%	Short-Term Investments	10,340	10,340

98.8%	Total Investments	202,923	211,515
1.2%	Other Assets and Liabilities		2,670

100.0%	Net Assets		214,185

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Long-Term Investments 93.9% of net assets

CALIFORNIA 93.9%

Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(b)	3,400	3,504
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(b)	1,170	1,226
Anaheim Public Financing Auth
Sr Lease RB Series 1997A	6.00%	09/01/24	(b)	5,000	6,115
Association of Bay Area Governments
RB (Schools of the Sacred Heart-San Francisco) Series 2000A	6.45%	06/01/30		1,500	1,610
Revenue COP (Lytton Gardens, Inc) Series 1999	6.00%	02/15/30		3,000	3,094
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(b)	1,200	1,239
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006F	5.00%	04/01/31		2,000	2,148
Brea Olinda Unified SD
GO Bonds Series 1999A	5.60%	08/01/20	(b)	1,000	1,064
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(b)	2,825	3,091
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(b)	2,175	2,374
California
Dept of Veterans Affairs Home Purchase RB Series 2002A	5.30%	12/01/21	(b)	5,000	5,335
GO Bonds	5.25%	11/01/17		3,000	3,259
GO Bonds	5.63%	05/01/18		455	487
GO Bonds	5.00%	03/01/31		7,440	7,933
GO Bonds Series 2000	5.63%	05/01/18		400	428
Prerefunded GO Bonds Series 2006	5.63%	05/01/18		145	155
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/17		3,000	3,335
California Educational Facilities Auth
RB (California College of Arts and Crafts) Series 2001	5.75%	06/01/25		1,800	1,907
RB (Pepperdine University) Series 2000	5.75%	09/15/30	(b)	3,000	3,128

See financial notes 67

Schwab California Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Health Facilities Financing Auth
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/27		4,000	4,204
California Infrastructure and Economic Development Bank
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,345
California Public Works Board
Lease RB (Dept of Corrections) Series 2003	5.50%	06/01/17		6,970	7,703
Lease Refunding RB (Dept of Health Services) Series 2005K	5.00%	11/01/24		3,000	3,197
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(b)	4,000	4,605
COP (Internext Group) Series 1999	5.38%	04/01/17		4,720	4,832
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,561
Cloverdale Community Development Agency
Tax Allocation Refunding Bonds (Cloverdale) Series 2006	5.00%	08/01/31	(b)	2,330	2,490
Tax Allocation Refunding Bonds (Cloverdale) Series 2006	5.00%	08/01/36	(b)	3,520	3,751
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(b)	3,020	3,076
Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2003A	5.63%	08/01/33		5,000	5,330
East Bay Municipal Utility District
Water System Subordinated RB Series 1998	5.25%	06/01/19		2,600	2,680
Escondido
Revenue COP Series 2000A	6.00%	09/01/31	(b)	1,885	2,042
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills) Series 1997A	5.50%	10/01/19		3,500	3,600
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(b)	5,000	5,242
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		2,500	2,550
Hollister Joint Power Financing Auth
Wastewater RB (Refinancing and Improvement) Series 2006	5.00%	06/01/32	(b)	2,960	3,170
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(b)	1,500	1,592
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(b)	1,000	1,118
Lancaster Redevelopment Agency
Combined Project Areas (Housing) Sub Tax Allocation Refunding Bonds Series 2003	4.75%	08/01/33	(b)	2,000	2,090
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(b)	2,310	2,508
Los Angeles Dept of Water & Power
Power System RB Series 2005A	5.00%	07/01/35	(b)	4,000	4,284
Water System RB Series 2006A2	5.00%	07/01/35	(b)	3,000	3,234
Los Angeles USD
Bond Series 2007A1	4.50%	01/01/28	(b)	2,000	2,038
GO Bonds (Election of 2004) Series F	4.75%	07/01/27	(b)	4,000	4,203
GO Bonds (Election of 2005) Series C	5.00%	07/01/26	(b)	2,000	2,159
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%	09/01/18	(b)	1,000	1,069
Montclair Financing Auth
Lease RB (Public Facilities) Series 2005	4.60%	10/01/25	(b)	2,000	2,068

68 See financial notes

Schwab California Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Oakland Joint Power Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		990	1,043
Oakland Redevelopment Agency
Subordinated Tax Allocation Bonds (Central District) Series 2003	5.50%	09/01/14	(b)	1,615	1,776
Riverside Cnty Public Financing Auth
Tax Allocation RB Series 2006A	4.75%	10/01/35	(b)	4,000	4,165
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/29	(b)	3,000	3,239
Lease RB (Cal EPA Building) Series 1998A	5.25%	05/01/19	(b)	1,575	1,631
Tax Allocation RB Series 2005A	5.00%	12/01/34	(b)	2,615	2,788
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/34		5,000	5,124
San Diego Redevelopment Agency
Subordinate Tax Allocation Bonds (Horton Plaza) Series 2000	5.80%	11/01/21		2,500	2,657
San Francisco Airports Commission
Second Series Refunding RB Series 30	5.00%	05/01/17	(b)	3,680	3,944
San Francisco Bay Area Rapid Transit
Sales Tax RB Series 1999	5.50%	07/01/26	(b)	1,000	1,053
Sales Tax RB Series 1999	5.50%	07/01/34	(b)	2,500	2,634
San Francisco State University
Student Housing RB (Auxiliary) Series 1999	5.20%	07/01/19		1,150	1,189
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam) Series 2000A	5.38%	08/01/24	(b)	1,000	1,053
Santa Ana Unified SD
GO Bonds (Election of 1999) Series 2000	5.70%	08/01/29	(b)	6,000	6,465
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(b)	1,460	1,667
Santa Clara Redevelopment Agency
Tax Allocation Refunding RB (Bayshore North)	7.00%	07/01/10	(b)	1,240	1,318
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(b)	3,095	3,240
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(b)	1,080	1,146
Tri-City Hospital District
Refunding RB Series 1996A	5.63%	02/15/17	(b)	1,000	1,012
Truckee Public Financing Auth
Lease RB Series 2000A	5.88%	11/01/25	(b)	1,490	1,575
University of California
Bond Series 2007A	4.50%	05/15/37	(b)	5,000	5,056
West Basin Water District
COP Refunding RB (1992 Projects) Series 1997A	5.50%	08/01/22	(b)	1,000	1,017
Whittier
RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22		2,000	2,210

Total Long-Term Investments (Cost $192,583)					201,175

Short-Term Investments 4.9% of net assets

CALIFORNIA 4.9%

California
Economic Recovery Bonds Series 2004C3	3.56%	03/01/07	(a)(c)	1,000	1,000

See financial notes 69

Schwab California Long-Term Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Dept of Water Resources
Power Supply RB Series 2002B2	3.55%	03/01/07	(a)(b)	950	950
Power Supply RB Series 2005F5	3.55%	03/01/07	(a)(b)	100	100
Irvine Ranch Water District
GO Consolidated Series 1995	3.56%	03/01/07	(a)(b)	500	500
Orange Cnty Sanitation District
Refunding COP Series 2000A	3.54%	03/01/07	(a)(c)	3,500	3,500
Refunding COP Series 2000B	3.54%	03/01/07	(a)(c)	3,490	3,490
Southern California Metropolitan Water District
Water RB Series 2000B3	3.56%	03/01/07	(a)(c)	800	800

Total Short-Term Investments (Cost $10,340)					10,340

End of Investments.

At 02/28/07, the tax basis cost of the fund’s investment was $202,921 and the unrealized appreciation and depreciation were $8,609 and ($15), respectively, with a net appreciation of $8,594.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.

COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond

70 See financial notes

Schwab California Long-Term Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $202,923)		$211,515
Cash		126
Receivables:
Interest		2,772
Fund shares sold		158
Prepaid expenses	+	1

Total assets		214,572

Liabilities
Payables:
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		5
Fund shares redeemed		354
Accrued expenses	+	23

Total liabilities		387

Net Assets
Total assets		214,572
Total liabilities	−	387

Net assets		$214,185
Net Assets by Source
Capital received from investors		205,003
Net investment income not yet distributed		227
Net realized capital gains		363
Net unrealized capital gains		8,592

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$214,185		18,363		$11.66

See financial notes 71

Schwab California Long-Term Tax-Free Bond Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$4,864

Net Realized Gains and Losses
Net realized gains on investments		387

Net Unrealized Gains and Losses
Net unrealized gains on investments		863

Expenses
Investment adviser and administrator fees		308
Transfer agent and shareholder service fees		257
Portfolio accounting fees		21
Professional fees		13
Shareholder reports		12
Trustees’ fees		5
Registration fees		2
Custodian fees		2
Other expenses	+	1

Total expenses		621
Custody credits	−	6

Net expenses		615

Increase in Net Assets from Operations
Total investment income		4,864
Net expenses	−	615

Net investment income		4,249
Net realized gains		387
Net unrealized gains	+	863

Increase in net assets from operations		$5,499

72 See financial notes

Schwab California Long-Term Tax-Free Bond Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$4,249	$8,363
Net realized gains		387	1,068
Net unrealized gains or losses	+	863	(4,027)

Increase in net assets from operations		5,499	5,404

Distributions Paid
Dividends from net investment income		4,245	8,343
Dividends from net realized gains	+	1,172	192

Total distributions		$5,417	$8,535

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,206	$25,713	4,022	$46,808
Shares reinvested		276	3,220	459	5,335
Shares redeemed	+	(1,706)	(19,905)	(3,738)	(43,410)

Net transactions in fund shares		776	$9,028	743	$8,733

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,587	$205,075	16,844	$199,473
Total increase	+	776	9,110	743	5,602

End of period		18,363	$214,185	17,587	$205,075

Net investment income not yet distributed			$227		$223

See financial notes 73

Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab 1000 Index Fund Schwab YieldPlus Fund Schwab Short-Term Bond Market Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund

Both Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, and Schwab California Long-Term Tax-Free Bond Fund each offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

74

Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“variation margin”).

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as required by securities law.

 75

Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each funds’ average daily net assets described as follows:

					California
		Short/		California	Short/	California
	Tax-Free	Intermediate	Long-Term	Tax-Free	Intermediate	Long-Term
	YieldPlus	Tax-Free	Tax-Free	YieldPlus	Tax-Free	Tax-Free
Average daily net assets	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

First $500 million	0.35%	0.30%	0.30%	0.35%	0.30%	0.30%
Over $500 million	0.30%	0.22%	0.22%	0.30%	0.22%	0.22%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

76

Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2007, as follows:

					California
		Short/		California	Short/	California
	Tax-Free	Intermediate	Long-Term	Tax-Free	Intermediate	Long-Term
	YieldPlus	Tax-Free	Tax-Free	YieldPlus	Tax-Free	Tax-Free
	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Investor Shares	0.64%	0.65%	0.65%	0.64%	0.65%	n/a
Select Shares*	0.49%	n/a	n/a	0.49%	n/a	n/a

* Select Shares are only offered by Tax-Free YieldPlus Fund and California Tax-Free YieldPlus Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2007, the fund’s total security transactions with other Schwab Funds were as follows:

Tax-Free YieldPlus Fund	$191,376
Short/Intermediate Tax-Free Bond Fund	18,900
Long-Term Tax-Free Bond Fund	10,636
California Tax-Free YieldPlus Fund	366,120
California Short/Intermediate Tax-Free Bond Fund	19,900
California Long-Term Tax-Free Bond Fund	30,905

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

 77

Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

5.	Purchases and Sales of Investment Securities:

(All dollar amounts are x 1,000)

For the period ended February 28, 2007, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Tax-Free YieldPlus Fund	$49,801	$68,800
Short/Intermediate Tax-Free Bond Fund	4,778	16,232
Long-Term Tax-Free Bond Fund	10,662	9,351
California Tax-Free YieldPlus Fund	33,551	68,271
California Short/Intermediate Tax-Free Bond Fund	7,189	7,370
California Long-Term Tax-Free Bond Fund	22,019	14,836

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2006, the funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

					California
		Short/		California	Short/	California
	Tax-Free	Intermediate	Long-Term	Tax-Free	Intermediate	Long-Term
	YieldPlus	Tax-Free	Tax-Free	YieldPlus	Tax-Free	Tax-Free
Expires	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

2008	$—	$—	$—	$—	$—	$—
2009	—	120	1,092	—	—	—
2010	—	32	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	10	—
2014	159	248	—	476	—	—

Total	$159	$400	$1,092	$476	$10	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006, the funds had aggregate deferred realized capital losses as follows:

					California
		Short/		California	Short/	California
	Tax-Free	Intermediate	Long-Term	Tax-Free	Intermediate	Long-Term
	YieldPlus	Tax-Free	Tax-Free	YieldPlus	Tax-Free	Tax-Free
	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Deferred capital losses	$315	$8	—	$874	—	—
Capital losses utilized	—	—	$663	—	$50	—

78

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of February 28, 2007, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 79

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

80

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Investments since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 81

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

82

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 83

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systematic risk.”

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bondholder.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

84

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-10

Semiannual report dated February 28, 2007 enclosed.
Schwab Bond Funds

Schwab YieldPlus Fund®

Schwab Short-Term
Bond Market Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

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document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This wrapper is not part of the shareholder report.

Enhance your portfolio by investing in a real estate securities fund with a global perspective.

The Schwab Global Real Estate Fundtm is designed to be an effective solution to increase overall portfolio performance and increase diversification. The fund will invest in the REITs (Real Estate Investment Trusts) and operating companies that participate in the management, construction or financing of real estate activities across the globe. Schwab developed the Global Real Estate Fund with our clients in mind, as a cost effective and efficient tool to gain access to the rapidly growing global real estate market. Investing in the fund offers several key benefits to boost overall portfolio performance.

•	High Return Potential — Over the past 10 years, global real estate securities have provided robust total returns from a combination of principal appreciation and dividends.

•	Enhanced Portfolio Diversification — Performance of global real estate securities have experienced negative to low correlations to domestic and foreign fixed income and equities.

•	Expanding Global Market — The opportunity to invest in the global real estate market is expanding as the number of countries adopting a U.S. REIT-like structure is increasing. Total global market capitalization surpassed $1.2 trillion in 2006[1].

•	Benefit from a Global Perspective — Investing with a global view can decrease country and regional specific risk and further enhance diversification benefits, because the performance of real estate securities can vary from one region, or country, to another.

•	Schwab Funds® Advantage — Benefit from Schwab’s proprietary global real estate rating process and the experience of a professional investment management team.

Invest in the Schwab Global Real Estate Fund today and participate in the expanding growth opportunity that global real estate securities offer.

Schwab Global Real Estate Fund Facts
	Minimum	Expense	Ticker
Share Class	Initial Investment	Ratios[2]	Symbol

Investor Shares	$2,500 ($1,000 for retirement and educational and $100 for custodial accounts)	1.20%	SWAIX

Select Shares®	$50,000	1.05%	SWASX

For more information on the Schwab Global Real Estate Fund,
call 1-877-769-8004 or visit www.schwab.com/globalrealestate.

Investors should consider carefully information in the prospectus, including investment objectives, risk, charges and expenses. You can request a prospectus by calling Schwab at 1-877-769-8004. Please read the prospectus carefully before investing. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of the REIT’s are similar to those associated with direct ownership of real estate, such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and credit worthiness of the issuer.

Diversification does not eliminate the risk of investment losses.

[1]	Source: FTSE NARIET (0507-5716)
[2]	Agreed by Charles Schwab & Co., Inc., and the investment adviser through June 30, 2009, excluding interest, taxes and certain non-routine expenses. After June 30, 2009, expenses subject to change.

Schwab Bond Funds

Semiannual Report
February 28, 2007

Schwab YieldPlus Fund®

Schwab Short-Term
Bond Market Fundtm

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

Five smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund®

Investor Shares (Ticker Symbol: SWYPX)	2.87%
Select Shares® (Ticker Symbol: SWYSX)	2.95%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index[1]	2.45%
Fund Category: Morningstar Ultrashort Bond	2.55%

Performance Details	pages 6-7

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	3.07%

Benchmark: Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index	2.88%
Fund Category: Morningstar Short-Term Bond	2.68%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	4.17%

Benchmark: Lehman Brothers U.S. Aggregate Bond Index	3.66%
Fund Category: Morningstar Intermediate-Term Bond	3.65%

Performance Details	pages 10-11

Schwab GNMA Fundtm

Investor Shares (Ticker Symbol: SWGIX)	3.36%
Select Shares® (Ticker Symbol: SWGSX)	3.57%
Benchmark: Lehman Brothers GNMA Index	3.37%
Fund Category: Morningstar Intermediate Government	3.00%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm

Investor Shares (Ticker Symbol: SWRIX)	1.28%
Select Shares® (Ticker Symbol: SWRSX)	1.30%
Benchmark: Lehman Brothers TIPS Index	1.11%
Fund Category: Morningstar Inflation Protected Bond	0.78%

Performance Details	pages 14-15

Minimum Initial Investment[2]

Investor Shares ($1,000 for retirement and custodial accounts)	$ 2,500
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I want to thank you for entrusting us with your investments. In my view, fixed income investments, such as bond funds, are critical to a successful investment strategy. While no investment is completely risk-free, bond funds are a good choice for investors who want to generate income and reduce volatility in their portfolio.

To help meet your fixed income investing needs, Schwab Funds® offers bond funds across a range of maturities that span a variety of investment objectives. For investors in higher tax brackets, our tax-free bond funds can help you retain more of what you earn. Furthermore, the Schwab Tax-Free Bond Funds did not hold any securities whose interest was subject to the Alternative Minimum Tax (AMT) during this report period.

Schwab Funds are managed by Charles Schwab Investment Management, one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for investment research and analysis. I am proud of their depth of experience, which reflects an average of over 14 years in the investment industry. And, I am impressed by the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

Once again, I want to thank you for choosing Schwab. We strive every day to warrant the trust you have placed in us.

Sincerely,

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Bond Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for Schwab Bond Funds for the period ended February 28, 2007. With competitive expenses, extensive credit oversight, and professional portfolio management, Schwab Bond Funds offer both performance and value to meet your investment needs.

While I am proud of the performance of all of our funds, at this time, I would like to highlight the number one Lipper ranking of the Schwab YieldPlus Fund Select Shares for the five-year period ending February 28, 20071. The Schwab Short-Term Bond Market Fund has also produced strong results, ranking in the top 10% of its Lipper fund category for the one-year period2. And, at the longer end of the maturity spectrum, Schwab Total Bond Market Fund finished the year in the top 20% of its Lipper fund category3.

Since my previous message to you, we have added to our fund offering with the Schwab Global Real Estate Fundtm. This new fund will leverage the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products recently acquired by Charles Schwab Investment Management. The fund’s subscription period is from May 1 through May 30, and will commence operations on May 31, 2007.

In closing, I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance and personal relationship you need to succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Lipper, Inc. rankings are based on average annual total returns for the periods indicated. Lipper, a wholly owned subsidiary of Reuters, is an independent ranking organization for the mutual fund industry.

[1]	Source: Lipper Ultra Short Funds. Rankings for periods ending 02/28/07; for the one-year period: Select Shares and Investor Shares, #2 and #4, respectively, out of 78 funds; for the 3-year period: #2 and #4, respectively, out of 66 funds; for the 5-year period: #1 and #3, respectively, out of 45 funds.

[2]	Source: Lipper Short/Intermediate Government Funds. Rankings for periods ending 02/28/07; for the one-year period: #4 out of 72 funds; for the 5-year period: #7 out of 59 funds; for the 10-year period: #11 out of 49 funds.

[3]	Source: Lipper Intermediate Investment Grade Debt Funds. Rankings for periods ending 02/28/07; for the one-year period: #77 out of 506 funds; for the 5-year period, #95 out of 376 funds; for the 10-year period, #29 out of 170 funds.

Past performance is no guarantee of future results.

Select Shares require a minimum balance of $50,000.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Bond Funds 3

The Investment Environment

Kim Daifotis, CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the funds.

While the U.S. economy transitioned towards slower growth, the markets experienced a sharp rise in volatility towards the end of the report period that triggered a market sell off. The speed at which this jump in volatility hit the market undoubtedly took many investors by surprise. However, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Federal Reserve (the Fed) rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Several key issues continued to weigh on investors, including a cooling housing market, moderating economic growth, Fed policy and inflation.

February served as a reminder that investor sentiment can vacillate just as abruptly as the market. A significantly weaker-than-expected U.S. durable goods order report, in conjunction with a 9% one-day decline in the Chinese stock market, the continuing collapse in the sub-prime mortgage market, comments about increased potential for a recession by former chairman Alan Greenspan, and trading errors at the NYSE all contributed to a market sell-off in late February. Current chairman Ben Bernanke attempted to placate investors’ concerns by stating that the Fed’s outlook on the U.S. economy had not changed and that it continues to see moderate growth at a level that will neither result in inflation nor underemployment.

The U.S. economy had been slowing down significantly, as evidenced by recent GDP revisions. As expected, GDP for the fourth quarter of 2006 was revised downward from a 3.5% annualized advanced estimate to 2.2%. Furthermore, Federal Open Market Committee (FOMC) participants forecasted GDP to grow at a rate of 2.5% to 3.0% over 2007, down from their initial forecast of 3.0% to 3.5%.

In its January 2007 statement, the Fed noted that the economy is likely to expand at a more moderate pace in the near term. Correspondingly, it held the fed funds target rate at 5.25% during the report period, unchanged since its August 2006 meeting. Although inflation continues to be a major concern, the core Personal Consumption Expenditure (PCE) price index cooled to an annualized quarterly rate of 1.9% during the fourth quarter of 2006, down from 2.2% in the third quarter of 2006. While the Fed’s unofficial comfort zone for core inflation remains at 1.0% to 2.0%, recent economic data, as well as the Fed’s statement, suggest that inflation pressures will likely moderate over time.

 Yield Curve: Average Yields of AAA Securities of Seven Maturities.

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.

Data source: Bloomberg L.P.

4 Schwab Bond Funds

The Investment Environment continued

On the upside, consumer spending, which is the largest component of the economy, increased at an annualized pace of 4.2% in the fourth quarter of 2006, up from a 2.8% increase in the third quarter of 2006. January’s Institute for Supply Management (ISM) Non-Manufacturing Business Activity Index provided some upbeat readings as well, rising 2.3 percentage points to 59.0. Conversely, the ISM Manufacturing Index declined 2.1 percentage points to 49.3. A manufacturing index reading over 42 is generally indicative of economic expansion, whereas a reading over 50 would be indicative of expansion in both the manufacturing and non-manufacturing sectors. Because the manufacturing and non-manufacturing sectors represent a combined 88% of the economy, they will likely continue to bear a great amount of scrutiny.

The housing market remains a significant headwind for the economy and recently has provided some mixed messages. Existing home sales were up 3.0% in January as a result of mild weather during the November-December period, supporting the sentiment that the worst of the housing crisis may have passed. However, new home sales declined in January as cold weather hit the East Coast, and housing starts and new home sales declined 14.3% and 16.6%, respectively. In addition, the recent collapse of the sub-prime mortgage market has caused many lenders to tighten their standards, which could potentially push more sub-prime borrowers into foreclosure, thereby increasing the supply of homes on the market. In a broader perspective, increases in foreclosure and vacancy rates in the near future have the potential to weigh down on the labor market, one of the reasons the housing market has been closely followed.

Against this backdrop of economic data, equity valuations remain solid, and the abundant supply of liquidity in the markets has the potential to support economic growth. However, much concern in the markets remains with regards to the inversion of the yield curve. The extent to which the global savings glut and recessionary fears are each attributable to the downward movement in long-term rates have been debated. In a statement last March, Bernanke commented that monetary policy should consider a broader range of forecast variables. By doing so, investors are less likely to be misled when favored variables, such as the yield curve, behave in an unusual manner. One thing is certain; performance going forward could be dramatically influenced by how the Fed interprets the yield curve. If it interprets the drop in long term rates as a sign of recession, the Fed may cut rates. If it deems the drop more as a function of demand, then it may have less of an inclination to cut rates.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries.

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Bond Funds 5

Schwab YieldPlus Fund®

Kim Daifotis (upper right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the fund.

Matthew Hastings (lower left), CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fund.

Andrew Tikofsky, PhD (lower right), a director and portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund.

Steven Hung (upper left), a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund.

During the report period, the Federal Reserve (the Fed) held the fed funds target rate at 5.25%. While short-term rates remained elevated, long-term rates generally declined, sustaining the inversion of the yield curve. The fine line between slowing economic growth and rising inflation kept the Fed on hold and the markets stable for the majority of the report period. However, the market correction in global equity prices that occurred at the end of February had a significant impact on overall gains for the report period. Consequently, interest rates were the beneficiary of a flight to safety to quality trade, as evidenced by significantly lower long-term rates at the end of the period.

The Schwab YieldPlus Fund Investor Shares returned 2.87%, beating its benchmark, the Lehman Brothers U.S. Short Treasury: 9-12 months, which was up 2.45% for the report period. During the period, the fund increased its exposure to higher-quality mortgage-backed securities, while reducing its exposure to the sub-prime mortgage market. The fund also invested in short maturity, lower-quality corporate debt, which offered better risk-adjusted returns relative to longer maturity, higher-quality securities. At the close of the reporting period, the market experienced an increase in volatility driven by the strong correlation in global assets and sub-prime mortgage headlines. The fund used the re-pricing of risk premium as an opportunity to add exposure in credits and securities with strong fundamentals. Despite the significant increase in interest rate volatility and credit spread widening, the fund outperformed its benchmark.

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Corporate Bonds	43.0%

Mortgage-Backed Securities	39.4%

Asset-Backed Obligations	12.7%

Commercial Paper & Other Corporate Obligations	3.9%

Preferred Stock	1.0%

By Credit Quality1

AAA	40.8%

AA	8.5%

A	15.3%

BBB	15.6%

BB	5.7%

B	2.1%

Short-Term Ratings	3.8%

Unrated Securities	8.2%

Weighted Average Credit Quality	AA

By Maturity

0-6 Months	41.8%

7-18 Months	3.9%

19-30 Months	3.1%

More than 30 Months	51.2%

Weighted Average Maturity	2.9 yrs

Weighted Average Duration	0.4 yrs

Portfolio holdings may have changed since the report date.

1 Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab Bond Funds

Schwab YieldPlus Fund®

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (10/1/1999)	2.87%	5.60%	3.41%	4.12%
Select Shares (10/1/1999)	2.95%	5.76%	3.56%	4.27%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index[4]	2.45%	4.76%	2.55%	3.67%
Fund Category: Morningstar Ultrashort Bond	2.55%	4.89%	2.62%	3.65%

Expense Ratios Investor Shares: 0.58%/ Select Shares: 0.43%

 Style Assessment5

 Yields1,3

30-Day SEC Yield
Investor Shares	5.42%
Select Shares	5.57%

12-Month Distribution Yield
Investor Shares	5.47%
Select Shares	5.61%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds 7

Schwab Short-Term Bond Market Fundtm

Kim Daifotis (upper right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the fund.

Matthew Hastings (lower left), CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fund.

Andrew Tikofsky, PhD (lower right), a director and portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund.

Steven Hung (upper left), a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund.

During the report period, the Federal Reserve (the Fed) held the fed funds target rate at 5.25%. While short-term rates remained elevated, long-term rates generally declined, sustaining the inversion of the yield curve. The fine line between slowing economic growth and rising inflation kept the Fed on hold and the markets stable for the majority of the report period. However, the market correction in global equity prices that occurred at the end of February had a significant impact on overall gains for the report period. Consequently, interest rates were the beneficiary of a flight to safety to quality trade, as evidenced by significantly lower long-term rates at the end of the period.

The Schwab Short-Term Bond Market Fund returned 3.07%, beating its benchmark, the Lehman Brothers Mutual Fund Short (1-5 yrs) U.S. Government/Credit Index, which was up 2.88% for the report period. During the period, the fund reduced exposure to Agency Bonds and added higher-quality mortgage-backed securities, as they offered better risk-adjusted returns. Additionally, the fund’s duration was adjusted closer to the benchmark, which benefited performance. Furthermore, the fund shifted exposure from higher-quality corporate securities in the industrial sector to financials in order to reduce leverage buyouts (LBO) risk. At the close of the reporting period, the market experienced an increase in volatility driven by the strong correlation in global assets and sub-prime mortgage headlines. The fund used the re-pricing of risk premium as an opportunity to add exposure in credits and securities with strong fundamentals. Despite the significant increase in interest rate volatility and credit spread widening, the fund outperformed its benchmark.

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	34.0%

Corporate Bonds	31.1%

Mortgage-Backed Securities	26.5%

Commercial Paper & Other Corporate Obligations	4.4%

Asset-Backed Obligations	3.5%

Preferred Stock	0.5%

By Credit Quality1

AAA	62.4%

AA	2.2%

A	9.1%

BBB	12.5%

BB	4.3%

B	1.6%

Short-Term Ratings	4.4%

Unrated Securities	3.5%

Weighted Average Credit Quality	AA

By Maturity

0-6 Months	27.3%

7-18 Months	23.2%

19-30 Months	16.8%

More than 30 Months	32.7%

Weighted Average Maturity	2.4 yrs

Weighted Average Duration	2.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab Bond Funds

Schwab Short-Term Bond Market Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/1991)	3.07%	5.44%	3.73%	5.04%
Benchmark-Current: Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index	2.88%	5.29%	3.81%	5.39%
Benchmark-Blended: Lehman Brothers Short (1-3 Year) U.S. Government Bond Index and Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index	2.88%	5.29%	3.81%	5.34%
Fund Category: Morningstar Short-Term Bond	2.68%	4.69%	3.19%	4.61%

Expense Ratios Fund: Gross 0.57%; Net 0.55%4

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	5.06%

30-Day SEC Yield-No Waiver[6]	5.03%

12-Month Distribution Yield[3]	5.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Bond Funds 9

Schwab Total Bond Market Fundtm

Kim Daifotis (upper right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the fund.

Matthew Hastings (lower left), CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fund.

Andrew Tikofsky, PhD (lower right), a director and portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund.

Steven Hung (upper left), a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund.

During the report period, the Federal Reserve (the Fed) held the fed funds target rate at 5.25%. While short-term rates remained elevated, long-term rates generally declined, sustaining the inversion of the yield curve. The fine line between slowing economic growth and rising inflation kept the Fed on hold and the markets stable for the majority of the report period. However, the market correction in global equity prices that occurred at the end of February had a significant impact on overall gains for the report period. Consequently, interest rates were the beneficiary of a flight to safety to quality trade, as evidenced by significantly lower long-term rates at the end of the period.

The Schwab Total Bond Market Fund returned 4.17%, beating its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 3.66% for the report period. The fund is designed to give investors exposure to the overall U.S. bond market. During the period, the fund reduced exposure to Agency Bonds and added higher-quality mortgage-backed securities, as they offered better risk-adjusted returns. Additionally, the fund’s duration was adjusted closer to the benchmark, which benefited performance. Furthermore, the fund shifted exposure from higher-quality corporate securities in the industrials sector to financials in order to reduce leverage buyouts (LBO) risk. At the close of the reporting period, the market experienced an increase in volatility driven by the strong correlation in global assets and sub-prime mortgage headlines. The fund used the re-pricing of risk premium as an opportunity to add exposure in credits and securities with strong fundamentals. Despite the significant increase in interest rate volatility and credit spread widening, the fund outperformed its benchmark.

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	49.3%

Corporate Bonds	25.1%

U.S. Government Securities	16.4%

Commercial Paper & Other Corporate Obligations	4.5%

Asset-Backed Obligations	3.5%

Preferred Stock	1.2%

By Credit Quality1

AAA	65.1%

AA	2.1%

A	6.9%

BBB	11.2%

BB	5.2%

B	1.4%

Short-Term Ratings	4.6%

Unrated Securities	3.5%

Weighted Average Credit Quality	AA

By Maturity

0-1 Year	20.8%

2-10 Years	35.9%

11-20 Years	22.6%

21-30 Years	20.7%

Weighted Average Maturity	6.6 yrs

Weighted Average Duration	4.7 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab Bond Funds

Schwab Total Bond Market Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/1993)	4.17%	5.88%	4.99%	6.24%
Benchmark-Current: Lehman Brothers U.S. Aggregate Bond Index	3.66%	5.54%	5.00%	6.33%
Benchmark-Blended: Lehman Brothers General U.S. Government Bond Index and Lehman Brothers U.S. Aggregate Bond Index	3.66%	5.54%	5.00%	6.36%
Fund Category: Morningstar Intermediate-Term Bond	3.65%	5.29%	4.64%	5.62%

Expense Ratios Fund: Gross 0.53%; Net 0.53%4

 Style Assessment5

 Yields1,3

30-Day SEC Yield	5.09%

12-Month Distribution Yield	7.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds 11

Schwab GNMA Fundtm

Kim Daifotis (upper right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the fund.

Matthew Hastings (lower left), CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fund.

Andrew Tikofsky, PhD (lower right), a director and portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund.

Steven Hung (upper left), a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund.

During the report period, the Federal Reserve (the Fed) held the fed funds target rate at 5.25%. While short-term rates remained elevated, long-term rates generally declined, sustaining the inversion of the yield curve. The fine line between slowing economic growth and rising inflation kept the Fed on hold and the markets stable for the majority of the report period. However, the market correction in global equity prices that occurred at the end of February had a significant impact on overall gains for the report period. Consequently, interest rates were the beneficiary of a flight to safety to quality trade, as evidenced by significantly lower long-term rates at the end of the period.

The Schwab GNMA Fund Investor Shares returned 3.36%, closely tracking its benchmark, the Lehman Brothers GNMA Index, which was up 3.37% for the period. By nature, GNMA securities are more expensive than other mortgage-backed securities, such as Freddie Mac and Fannie Mae, because they are guaranteed by the U.S. government. GNMA securities thus represent a means to participate in the mortgage market with the benefit of government sponsorship. In addition to GNMA securities, the fund may also invest a portion of its portfolio in non-GNMA securities. During the report period, the fund took advantage of this flexibility and invested in high-quality AAA mortgage-backed securities, which benefited the fund’s performance.

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	99.2%

Commercial Paper & Other Corporate Obligations	0.7%

Asset-Backed Obligations	0.1%

By Credit Quality1

AAA	99.3%

A	0.1%

Short-Term Ratings	0.6%

Weighted Average Credit Quality	AAA

By Maturity

0-6 Months	0.8%

7-18 Months	0.2%

19-30 Months	0.0%

More than 30 Months	99.0%

Weighted Average Maturity	5.0 yrs

Weighted Average Duration	3.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Bond Funds

Schwab GNMA Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (3/3/2003)	3.36%	4.45%	3.21%	2.95%
Select Shares (3/3/2003)	3.57%	4.76%	3.43%	3.12%
Benchmark: Lehman Brothers GNMA Index	3.37%	5.32%	4.07%	3.87%
Fund Category: Morningstar Intermediate Government	3.00%	4.42%	2.68%	2.59%

Expense Ratios Investor Shares: Gross 0.98%; Net 0.74% / Select Shares: Gross 0.84%; Net 0.55%4

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	4.92%
Select Shares	5.09%

30-Day SEC Yield-No Waiver[6]
Investor Shares	4.55%
Select Shares	4.69%

12-Month Distribution Yield[3]
Investor Shares	5.62%
Select Shares	5.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Bond Funds 13

Schwab Inflation Protected Fundtm

Kim Daifotis (upper right), CFA, a senior vice president and chief investment officer, fixed income, of the investment adviser, has overall responsibility for management of the fund.

Matthew Hastings (lower left), CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fund.

Andrew Tikofsky, PhD (lower right), a director and portfolio manager of the investment advisor, has day-to-day co-responsibility for the management of the fund.

Steven Hung (upper left), a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund.

During the report period, the Federal Reserve (the Fed) held the fed funds target rate at 5.25%. While short-term rates remained elevated, long-term rates generally declined, sustaining the inversion of the yield curve. The fine line between slowing economic growth and rising inflation kept the Fed on hold and the markets stable for the majority of the report period. However, the market correction in global equity prices that occurred at the end of February had a significant impact on overall gains for the report period. Consequently, interest rates were the beneficiary of a flight to safety to quality trade, as evidenced by significantly lower long-term rates at the end of the period.

The Schwab Inflation Protected Fund Investor Shares returned 1.28%, outperforming its benchmark, the Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities), which returned 1.11% for the report period. The fund is designed for investors who are near or in retirement and seek to protect their principal from rising inflation. It typically invests at least 80% of its net assets in inflation protected fixed income securities, which are primarily TIPS. Within the fund’s inflation protected securities allocation, the fund was slightly underweight in TIPS due to adding corporate exposure. This strategy benefited the fund as corporate securities performed well and TIPS generally lost value towards the end of the period. The fund also extended duration closer to the benchmark in response to elevated readings of inflation.

As of 2/28/07:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	92.2%

Corporate Bonds	5.9%

Commercial Paper & Other Corporate Obligations	1.2%

Preferred Stock	0.7%

By Credit Quality1

AAA	92.3%

A	0.7%

BBB	3.0%

BB	2.0%

Short-Term Ratings	1.1%

Unrated Securities	0.9%

Weighted Average Credit Quality	AAA

By Maturity

0-1 Year	2.4%

2-10 Years	69.0%

11-20 Years	16.3%

21-30 Years	12.3%

Weighted Average Maturity	9.9 yrs

Weighted Average Duration	6.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14 Schwab Bond Funds

Schwab Inflation Protected Fundtm

Performance Summary as of 2/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	Since Inception

Investor Shares (3/31/2006)	1.28%	4.39%
Select Shares (3/31/2006)	1.30%	4.46%
Benchmark: Lehman Brothers TIPS Index	1.11%	5.13%
Fund Category: Morningstar Inflation Protected Bond	0.78%	4.28%

Expense Ratios Investor Shares: Gross 0.92%; Net 0.65% / Select Shares: Gross 0.76%; Net 0.50%4

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	3.31%
Select Shares	3.48%

30-Day SEC Yield-No Waiver[6]
Investor Shares	3.13%
Select Shares	3.29%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.
1 Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2 Source for category information: Morningstar, Inc.
3 Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
4 Net Expense: Expenses with contractual fee waiver to be charged to shareholders through at least 11/14/07. Gross Expense: Actual expenses as stated in the prospectus.
5 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/07 and is not a precise indication of risk or performance—past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
6 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2006 and held through February 28, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/06	at 2/28/07	9/1/06 - 2/28/07

Schwab YieldPlus Fund®
Investor Shares
Actual Return	0.57%	$1,000	$1,028.71	$2.87
Hypothetical 5% Return	0.57%	$1,000	$1,021.97	$2.86
Select Shares®
Actual Return	0.42%	$1,000	$1,029.48	$2.11
Hypothetical 5% Return	0.42%	$1,000	$1,022.71	$2.11

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$1,030.70	$2.77
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab Total Bond Market Fundtm
Actual Return	0.53%	$1,000	$1,041.70	$2.68
Hypothetical 5% Return	0.53%	$1,000	$1,022.17	$2.66

Schwab GNMA Fund®
Investor Shares
Actual Return	0.74%	$1,000	$1,033.61	$3.73
Hypothetical 5% Return	0.74%	$1,000	$1,021.12	$3.71
Select Shares
Actual Return	0.55%	$1,000	$1,035.66	$2.78
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab Inflation Protected Fund®
Investor Shares
Actual Return	0.65%	$1,000	$1,012.80	$3.24
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26
Select Shares
Actual Return	0.51%	$1,000	$1,013.00	$2.55
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Bond Funds

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
Investor Shares	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	9.67		9.68	9.71	9.70	9.75	10.00

Income from investment operations:
Net investment income	0.25		0.45	0.29	0.24	0.30	0.42
Net realized and unrealized gains or losses	0.02		(0.01)	(0.02)	0.01	(0.02)	(0.23)

Total income from investment operations	0.27		0.44	0.27	0.25	0.28	0.19
Less distributions:
Dividends from net investment income	(0.25)		(0.45)	(0.30)	(0.24)	(0.33)	(0.44)

Net asset value at end of period	9.69		9.67	9.68	9.71	9.70	9.75

Total return (%)	2.87	[1]	4.64	2.82	2.63	2.95	1.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[2]	0.58	0.59	0.59	0.59	0.55
Gross operating expenses	0.57	[2]	0.58	0.59	0.59	0.59	0.62
Net investment income	5.29	[2]	4.62	3.00	2.43	3.08	4.36
Portfolio turnover rate	57	[1]	54	76	89	109	42
Net assets, end of period ($ x 1,000,000)	1,123		886	741	639	410	392

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
Select Shares	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	9.66		(0.32)	(0.30)	(0.30)	(0.25)	0.00

Income from investment operations:
Net investment income	0.26		0.46	0.30	0.25	0.32	0.44
Net realized and unrealized gains or losses	0.03		(0.02)	(0.01)	0.01	(0.02)	(0.24)

Total income from investment operations	0.29		0.44	0.29	0.26	0.30	0.20
Less distributions:
Dividends from net investment income	(0.26)		(0.46)	(0.31)	(0.26)	(0.35)	(0.45)

Net asset value at end of period	9.69		(0.34)	(0.32)	(0.30)	(0.30)	(0.25)

Total return (%)	2.95	[1]	4.69	3.08	2.67	3.10	2.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	[2]	0.43	0.44	0.45	0.44	0.40
Gross operating expenses	0.42	[2]	0.43	0.44	0.45	0.44	0.47
Net investment income	5.45	[2]	4.80	3.18	2.57	3.23	4.52
Portfolio turnover rate	57	[1]	54	76	89	109	42
Net assets, end of period ($ x 1,000,000)	10,429		7,319	5,091	3,030	1,476	1,443
* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 17

Schwab YieldPlus Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

46.3%		Corporate Bonds	5,329,909	5,348,939
13.7%		Asset-Backed Obligations	1,577,318	1,578,836
42.4%		Mortgage-Backed Securities	4,882,143	4,900,542
1.1%		Preferred Stock	129,086	129,603
4.2%		Short-Term Investments	479,728	479,728

107.7%		Total Investments	12,398,184	12,437,648
(1	.9)%	Short Sales	(219,122)	(219,403)
(5	.8)%	Other Assets and Liabilities		(665,685)

100.0%		Net Assets		11,552,560

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Corporate Bonds 46.3% of net assets

Finance 26.1%

Banking 12.0%
Abbey National plc
6.70%, 06/15/08 (a)(b)(d)	2,655	2,699
Allied Irish Banks
6.24%, 04/16/07 (a)(b)(c)(d)	17,575	17,637
ANZ Capital Trust I
4.48%, 01/29/49 (b)(c)(d)	15,000	14,671
Artesia Overseas, Ltd.
6.12%, 10/14/10 (a)	10,000	10,013
BankBoston Capital Trust III
6.11%, 03/15/07 (a)(b)(d)	22,175	22,252
Banknorth Capital Trust I
10.52%, 05/01/27 (b)(d)	1,600	1,693
Bayerische Landesbank Girozentrale
4.72%, 05/16/07 (a)(d)	19,000	18,986
4.82%, 03/01/07 (a)(d)	15,000	14,911
BNP US Funding LLC
7.74%, 12/05/07 (a)(b)(c)(d)	7,007	7,112
BTM Curacao Holdings N.V.
5.68%, 03/19/07 (a)(b)(d)	50,000	49,883
Capital One Capital III
7.69%, 08/15/36	7,000	7,925
Chase Capital II
5.86%, 05/01/07 (a)(b)	12,500	12,240
Citibank Korea, Inc.
4.68%, 06/18/13	3,500	3,541
5.64%, 09/26/12	25,300	25,324
Danske Bank A/S
5.91%, 06/16/14 (a)(b)(c)(d)	24,100	24,757
7.40%, 06/15/07 (a)(b)(c)(d)	17,350	17,448
DBS Capital Funding Corp.
7.66%, 03/15/11 (a)(b)(c)(d)	37,500	40,715
Deutsche Bank Capital Funding Trust I
7.87%, 07/15/07 (a)(b)(c)(d)	13,485	14,234
Deutsche Bank Capital Trust
7.16%, 03/30/07 (a)	48,400	50,698
Deutsche Bank Luxembourg
6.06%, 12/28/07 (a)(c)(d)	5,000	5,025
Dime Capital Trust I
9.33%, 05/06/27 (b)(d)	9,028	9,501
First Union Capital I
7.94%, 01/15/27 (b)(d)	30,000	31,243
First Union Institutional Capital I
8.04%, 12/01/26 (b)	13,750	14,311
Fleet Capital Trust II
7.92%, 12/11/26 (b)	7,580	7,881
Fleet Capital Trust V
6.36%, 03/19/07 (a)(b)(d)	42,600	42,851
Glitnir Banki HF
5.52%, 04/16/07 (a)(c)(d)	45,690	45,636
5.83%, 04/18/07 (a)	15,000	14,976
Greenpoint Capital Trust I
9.10%, 06/01/27 (b)(d)	3,000	3,152
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)(d)	43,936	49,515
HUBCO Capital Trust I, Series B
8.98%, 02/01/08 (b)(d)	1,200	1,256
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	5,914	6,565
Intesa Bank Overseas Ltd.
6.21%, 04/02/07 (a)	31,000	31,186
JP Morgan Chase & Co.
5.44%, 03/14/07 (a)	15,200	15,208
JP Morgan Chase Capital XXI
6.31%, 05/02/07 (a)(b)(d)	4,000	4,050
Lehman Brothers Custodial Receipts - JP Morgan, Series II
5.36%, 05/04/07 (a)	20,000	21,081
Lloyds TSB Bank plc
6.90%, 11/22/07	7,000	7,036
MBNA Capital B
6.16%, 05/01/07 (a)(b)	8,000	7,991
Mizuho Financial Group Cayman Ltd.
8.38%, 04/27/09	44,960	47,622
Mizuho Preferred Capital Co., LLC
8.79%, 06/30/08 (a)(b)(c)(d)	42,347	44,196
Natexis Ambs Co., LLC
8.44%, 06/30/08 (a)(b)(c)(d)	53,370	55,482
North Fork Capital Trust I
8.70%, 12/15/26 (b)	2,000	2,085
RBS Capital Trust IV
6.16%, 03/30/07 (a)(b)(d)	165,765	167,919

18 See financial notes

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Republic New York Corp.
5.69%, 07/31/07 (a)(b)(d)	44,700	44,593
Royal Bank of Scotland plc
5.41%, 04/23/07 (a)(c)(d)	40,000	40,041
Santander Issuances S.A Unipersonal
5.73%, 03/20/07 (a)(b)(c)	12,000	12,023
SB Treasury Co., LLC
9.40%, 06/30/08 (a)(b)(c)	14,470	15,186
SocGen Real Estate Co., LLC
7.64%, 09/30/07 (a)(b)(c)(d)	30,865	31,270
Sovereign Bancorp
9.88%, 03/01/27 (b)	1,350	1,426
Sovereign Bank
4.38%, 08/01/08 (b)	2,750	2,718
Sovereign Capital Trust I
9.00%, 04/01/27 (b)	14,690	15,292
Svenska Handelsbanken AB
7.13%, 03/07/07 (a)(b)(c)(d)	18,210	18,232
Tokai Preferred Capital Co., LLC
9.98%, 06/29/07 (a)(b)(c)(d)	60,050	63,452
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)(d)	10,250	11,390
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (a)(b)(c)(d)	28,086	31,646
Wachovia Corp.
5.44%, 04/23/07 (a)(d)	31,000	31,020
Washington Mutual Bank/Seattle WA
5.46%, 05/25/07 (a)(d)	45,850	45,918
Washington Mutual Capital I
8.38%, 06/01/27 (b)(d)	8,490	8,877
Webster Capital Trust I
9.36%, 01/29/27 (b)(c)(d)	7,400	7,766
Wells Fargo & Co.
5.43%, 03/23/07 (a)(d)	8,450	8,451

		1,381,808
Brokerage 2.0%
Credit Suisse (USA), Inc.
5.48%, 03/09/07 (a)(d)	18,700	18,744
Credit Suisse FB London
7.90%, 05/01/07 (a)(b)(d)	50,040	50,224
Goldman Sachs Group, Inc.
5.46%, 03/22/07 (a)(d)	30,000	30,055
Lehman Brothers Holdings E-Capital Trust I
6.14%, 05/21/07 (a)(b)	58,000	58,860
Merrill Lynch & Co., Inc.
5.45%, 04/27/07 (a)	10,000	10,017
5.45%, 04/30/07 (a)	20,000	20,035
Morgan Stanley
5.47%, 05/09/07 (a)(d)	40,000	40,091
5.49%, 04/27/07 (a)	6,940	6,945

		234,971
Finance Company 6.9%
American General Finance Corp.
5.50%, 03/27/07 (a)(d)	30,000	30,060
Capital One Financial Corp.
5.63%, 03/12/07 (a)(d)	60,000	60,226
Countrywide Financial Corp.
5.44%, 05/08/07 (a)(d)	100,000	99,991
5.64%, 03/19/07 (a)(d)	6,000	6,020
General Electric Capital Corp.
5.41%, 04/26/07 (a)(d)	195,000	195,150
General Motors Acceptance Corp.
6.52%, 03/23/07 (a)(d)	45,000	45,190
HSBC Finance Corp.
5.42%, 04/23/07 (a)(d)	70,000	70,081
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)(d)	65,000	66,009
iStar Financial, Inc.
5.70%, 09/15/09 (a)(c)(d)	50,000	50,087
5.76%, 03/03/07 (a)	33,000	33,088
Residential Capital LLC
6.38%, 06/30/10 (b)(d)	40,000	40,379
6.46%, 04/17/07 (a)(d)	32,650	32,787
7.19%, 04/17/07 (a)(b)(c)(d)	51,530	51,472
SLM Corp.
5.52%, 04/25/07 (a)(d)	15,000	15,015

		795,555
Insurance 4.4%
AXA SA
5.97%, 03/05/07 (a)	64,600	64,750
Mantis Reef Ltd.
4.69%, 11/14/08 (b)(c)(d)	53,970	53,511
Marsh & McLennan Cos., Inc.
5.50%, 04/13/07 (a)(d)	31,800	31,805
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)(d)	62,000	65,814
Stoneheath RE
6.87%, 04/15/07 (a)	27,000	27,282
Sun Life Canada US Capital Trust
8.53%, 05/06/07 (b)(c)(d)	61,416	64,289
XL Financial Assurance Ltd. - Twin Reefs Pass-Through
6.32%, 03/10/07 (a)(b)(c)	4,336	4,351
Xlliac Global Funding
5.57%, 03/02/07 (a)(d)	22,500	22,544
ZFS Finance USA Trust I
6.15%, 12/15/10 (b)(c)	16,000	16,377
ZFS Finance USA Trust III
6.51%, 03/15/07 (a)(b)(c)(d)	67,500	68,862
Zurich Capital Trust I
8.38%, 06/01/37 (b)(c)(d)	90,676	94,785

		514,370
Real Estate Investment Trust 0.8%
Health Care Property Investors, Inc.
5.81%, 03/15/07 (a)(b)(d)	47,000	46,994
HRPT Properties Trust
5.96%, 03/16/07 (a)(b)(d)	18,600	18,632
Westfield Capital Corp., Ltd.
5.66%, 05/02/07 (a)(c)(d)	23,500	23,552

		89,178

		3,015,882

Industrial 18.1%

Basic Industry 0.6%
Abitibi-Consolidated, Inc.
6.95%, 04/01/08 (d)	15,000	15,037
Equistar Chemicals LP/Equistar Funding Corp.
10.63%, 05/01/11 (b)	3,715	3,947
Lyondell Chemical Co.
10.88%, 05/01/09 (b)	7,500	7,631
11.13%, 07/15/12 (b)	6,900	7,417
MacDermid, Inc.
9.13%, 07/15/11 (b)	9,749	10,249

See financial notes 19

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Millennium America, Inc.
9.25%, 06/15/08 (b)	8,902	9,303
Xstrata Finance Dubai Ltd.
5.71%, 05/14/07 (a)(b)(c)(d)	17,000	17,023

		70,607
Capital Goods 0.1%
Case New Holland, Inc.
9.25%, 08/01/11 (b)(d)	14,010	14,850
Communications 5.3%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	28,168	29,816
11.00%, 07/31/10 (b)(d)	31,409	33,691
America Movil SA de CV
5.47%, 03/27/07 (a)(c)(d)	100,000	99,875
5.99%, 04/27/07 (a)(d)	31,500	31,579
Comcast Corp.
5.66%, 04/16/07 (a)(b)(d)	30,000	30,095
Cox Communications, Inc.
5.91%, 03/14/07 (a)(d)	25,000	25,097
Deutsche Telekom International Finance B.V.
5.55%, 03/23/07 (a)(d)	35,000	35,082
GTE Corp.
7.90%, 02/01/27 (b)	20,000	20,815
LCI International, Inc.
7.25%, 06/15/07 (b)	29,775	29,998
Nextel Partners, Inc.
8.13%, 07/01/11 (b)(d)	49,250	51,383
Rogers Wireless Communications, Inc.
8.00%, 12/15/12 (b)	9,000	9,641
8.49%, 03/15/07 (a)(b)(d)	43,633	44,615
SBC Communications, Inc.
5.57%, 05/14/07 (a)(d)	25,000	25,087
TCI Communications Financing III
9.65%, 03/31/27 (b)(d)	26,603	27,940
Telecom Italia Capital S.A.
5.84%, 05/01/07 (a)(d)	21,340	21,350
Telefonica Emisones SAU
5.67%, 03/20/07 (a)(b)(d)	45,000	45,137
Ubiquitel Operating Co.
9.88%, 03/01/11 (b)(d)	23,500	25,290
US Unwired, Inc.
10.00%, 06/15/12 (b)(d)	21,230	23,234

		609,725
Consumer Cyclical 7.5%
Centex Corp.
5.61%, 05/01/07 (a)(d)	22,379	22,397
D.R. Horton, Inc.
8.50%, 04/15/12 (b)(d)	90,093	94,144
Daimler-Chrysler N.A. Holdings
5.79%, 03/13/07 (a)(d)	25,000	25,098
5.83%, 03/12/07 (a)(d)	90,158	90,332
Ford Motor Credit Co.
4.95%, 01/15/08	9,000	8,907
6.19%, 03/28/07 (a)	4,023	4,024
6.32%, 03/21/07 (a)	8,400	8,400
6.63%, 06/16/08 (d)	31,000	31,090
6.75%, 08/15/08	4,350	4,319
6.93%, 04/15/07 (a)	3,000	2,987
7.20%, 06/15/07 (d)	25,452	25,453
8.36%, 05/02/07 (a)(d)	25,520	25,851
Global Cash Access LLC/Global Cash Finance Corp.
8.75%, 03/15/12 (b)(d)	7,500	7,913
Harrah’s Operating Co., Inc.
7.13%, 06/01/07 (b)	7,015	7,042
Hyatt Equities LLC
6.88%, 06/15/07 (b)(c)(d)	1,295	1,298
JC Penney Co., Inc.
8.13%, 04/01/27 (b)(d)	23,135	23,807
KB Home
7.75%, 02/01/10 (b)	28,260	29,002
9.50%, 02/15/11 (b)(d)	61,186	63,251
Lennar Corp.
6.12%, 03/19/07 (a)(b)(d)	23,005	23,033
Mandalay Resort Group
9.50%, 08/01/08 (b)	5,245	5,514
10.25%, 08/01/07 (b)	14,330	14,652
MGM Mirage, Inc.
6.00%, 10/01/09 (b)	11,300	11,342
6.75%, 08/01/07 (b)	6,000	6,045
6.75%, 02/01/08 (b)	300	303
9.75%, 06/01/07 (b)	17,980	18,227
Royal Caribbean Cruises Ltd.
6.75%, 03/15/08 (d)	4,255	4,327
7.00%, 10/15/07	13,040	13,237
Seminole Tribe of Florida
5.80%, 10/01/13 (c)	6,290	6,252
Time Warner, Inc.
5.59%, 05/14/07 (a)(d)	68,000	68,176
6.15%, 05/01/07 (b)(d)	3,400	3,402
Toll Corp.
8.25%, 02/01/11 (b)(d)	90,490	93,092
8.25%, 12/01/11 (b)(d)	71,190	74,216
Viacom, Inc.
5.71%, 03/16/07 (a)(d)	50,000	50,206

		867,339
Consumer Non-Cyclical 0.7%
Biovail Corp.
7.88%, 04/01/10 (b)(d)	48,015	49,201
Dean Foods Co.
8.15%, 08/01/07 (b)(d)	7,115	7,177
Stater Brothers Holdings, Inc.
8.86%, 03/15/07 (a)(b)(d)	21,000	21,315

		77,693
Energy 2.4%
Anadarko Petroleum Corp.
5.76%, 03/15/07 (a)(b)(d)	50,037	50,171
BJ Services Co.
5.54%, 03/01/07 (a)(b)(d)	43,825	43,866
Delek & Avner-Yam Tethys Ltd.
6.46%, 05/01/07 (a)(b)(c)(d)	32,471	32,425
Husky Oil Ltd.
8.90%, 08/15/08 (b)(d)	34,082	35,729
Premcor Refining Group, Inc.
9.50%, 02/01/13 (b)(d)	47,910	51,540
Transocean, Inc.
5.57%, 03/05/07 (a)(b)(d)	61,750	61,836

		275,567
Technology 0.6%
Seagate Technology HDD Holdings
6.20%, 04/01/07 (a)(d)	10,000	10,075
Xerox Capital Trust I
8.00%, 02/01/08 (a)(b)(d)	60,702	62,295

		72,370

20 See financial notes

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation 0.9%
ERAC USA Finance Co.
5.61%, 04/30/07 (a)(c)(d)	7,000	7,019
5.61%, 05/29/07 (a)	13,000	13,036
FedEx Corp.
5.44%, 05/08/07 (a)(d)	35,000	35,039
Yellow Roadway Corp.
6.74%, 05/15/07 (a)(b)(d)	42,000	42,067

		97,161

		2,085,312

Utilities 2.1%

Electric 1.4%
Dominion Resources, Inc.
5.54%, 05/14/07 (a)(b)(d)	20,000	20,020
5.66%, 03/28/07 (a)(b)(d)	29,600	29,616
Entergy Gulf States, Inc.
5.77%, 03/01/07 (a)(b)(d)	34,275	34,248
6.10%, 03/08/07 (a)(b)(c)(d)	7,000	7,020
Nevada Power Co.
9.00%, 08/15/13 (b)	2,060	2,238
Southern California Edison
5.42%, 03/13/07 (a)(b)(d)	51,470	51,490
Teco Energy, Inc.
7.36%, 05/01/07 (a)(b)(d)	20,965	21,542

		166,174
Natural Gas 0.7%
Atmos Energy Corp.
5.74%, 04/15/07 (a)(b)(d)	15,000	15,012
Energen Corp.
5.71%, 05/15/07 (a)(b)(d)	9,900	9,909
Enterprise Products Operating LP
4.00%, 10/15/07 (b)	10,746	10,659
Kinder Morgan, Inc.
6.80%, 03/01/08 (b)	27,000	27,383
Williams Cos., Inc.
7.36%, 04/02/07 (a)(c)(d)	18,000	18,608

		81,571

		247,745

Total Corporate Bonds (Cost $5,329,909)		5,348,939

Asset-Backed Obligations 13.7% of net assets

ABSC NIMS Trust
Series 2004-HE8 Class A1
5.00%, 12/25/34 (c)(d)	1,479	1,462
Series 2004-HE7 Class A1
5.00%, 10/27/34 (c)(d)	1,158	1,148
Series 2004-HE5 Class A1
5.00%, 08/27/34 (c)(d)	482	477
Series 2004-HE5 Class A2
7.00%, 08/27/34 (c)(d)	2,000	1,995
Series 2004-HE3 Class A1
5.00%, 06/25/34 (c)(d)	262	261
Series 2004-HE2 Class A1
6.75%, 04/25/34 (c)(d)	101	101
ACE Securities Corp.
Series 2004-FM1 Class M1
5.92%, 03/25/07 (a)(b)(d)	9,166	9,176
Series 2002-HE1 Class M2
7.12%, 03/25/07 (a)(b)(d)	784	791
Series 2002-HE3 Class M2
7.52%, 03/25/07 (a)(b)(d)	5,694	5,405
Series 2003-HS1 Class M3
7.82%, 03/25/07 (a)(b)(d)	4,081	4,136
Aegis Asset Backed Securities Trust
Series 2004-5N
5.00%, 12/25/34 (c)(d)	1,595	1,583
Ameriquest Mortgage Securities, Inc.
Series 2003-IA1 Class M2
5.52%, 03/30/07 (a)(b)(d)	2,022	2,111
Series 2004-R10 Class M1
6.02%, 03/26/07 (a)(b)(d)	10,550	10,601
Series 2004-6 Class M2
7.17%, 03/26/07 (a)(b)(d)	5,000	5,068
Series 2003-AR3 Class M2
7.37%, 03/26/07 (a)(b)(d)	4,255	4,266
Series 2003-AR2 Class M2
7.54%, 03/26/07 (a)(b)(d)	2,709	2,716
Amortizing Residential Collateral Trust
Series 2002-BC1 Class M2
6.42%, 03/26/07 (a)(b)	1,669	1,671
Series 2002-BC1 Class B
7.37%, 03/26/07 (a)(b)	32	32
Series 2002-BC9 Class M2
8.70%, 03/26/07 (a)(b)	9,304	9,323
Argent Securities, Inc.
Series 2003-W9 Class M2
7.04%, 03/26/07 (a)(b)(d)	19,695	19,883
Series 2003-W7 Class M2
7.07%, 03/26/07 (a)(b)(d)	15,750	15,874
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.46%, 04/09/07 (a)(b)(c)(d)	53,600	53,603
Asset Backed Funding Certificates
Series 2004-OPT2 Class M1
5.87%, 03/26/07 (a)(b)(d)	16,969	17,024
Series 2003-WMC1 Class M1
5.97%, 03/26/07 (a)(b)(d)	1,625	1,628
Series 2003-AHL1 Class M1
6.17%, 03/26/07 (a)(b)(d)	7,500	7,544
Series 2004-OPT2 Class M2
6.32%, 03/26/07 (a)(b)(d)	11,676	11,745
Series 2004-HE1 Class M2
6.47%, 03/26/07 (a)(b)(d)	13,000	13,160
Series 2003-OPT1 Class M2
6.87%, 03/26/07 (a)(b)(d)	3,833	3,845
Series 2004-HE1 M8
8.82%, 03/26/07 (a)(b)(d)	4,022	3,973
Asset Backed Securities Corp. Home Equity
Series 2003-HE7 Class M1
5.97%, 03/15/07 (a)(b)(d)	6,606	6,636
Series 2001-HE3 Class M2
6.90%, 03/15/07 (a)(b)(d)	375	375
Series 2003-HE2 Class M2
7.22%, 03/15/07 (a)(b)(d)	1,647	1,649
Series 2002-H3 Class M2
7.56%, 03/15/07 (a)(b)(d)	4,594	4,600

See financial notes 21

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003-HE2 Class M3
7.57%, 03/15/07 (a)(b)(d)	1,369	1,371
Series 2003-HE1 Class M2
7.67%, 03/15/07 (a)(b)(d)	15,000	15,030
Bear Stearns Asset Backed Securities, Inc.
Series 2004-HE6 Class M1
5.89%, 03/26/07 (a)(b)(d)	8,466	8,476
Series 2003-2 Class M2
7.32%, 03/26/07 (a)(b)(d)	4,113	4,176
Capital One Multi-Asset Execution Trust
Series 2003-B6 Class B6
5.85%, 03/15/07 (a)(b)(d)	20,000	20,142
Series 2003-C1 Class C1
7.87%, 03/15/07 (a)(b)(d)	3,500	3,591
CARSS Finance Ltd. Partnership
Series 2004-A Class B2
6.27%, 03/15/07 (a)(b)(c)(d)	355	357
CDC Mortgage Capital Trust
Series 2003-HE4 Class M1
5.97%, 03/26/07 (a)(b)	6,000	6,023
Series 2003-HE1 Class M1
6.67%, 03/26/07 (a)(b)	17,251	17,274
Series 2003-HE4 Class M2
6.97%, 03/26/07 (a)(b)	4,000	4,044
Series 2003-HE2 Class M2
7.22%, 03/26/07 (a)(b)	2,806	2,811
Centex Home Equity
Series 2003-B Class M1
6.02%, 03/26/07 (a)(b)(d)	19,000	19,019
Series 2003-B Class M2
7.02%, 03/26/07 (a)(b)(d)	4,806	4,814
Chase Funding Mortgage Loan Asset-Backed
Series 2001-3 Class 2M2
6.79%, 03/26/07 (a)(b)	134	135
Chec Loan Trust
Series 2004-2 Class M1
5.96%, 03/26/07 (a)(b)(d)	8,750	8,820
CIT Marine Trust
Series 1999-A Class C1
6.25%, 11/15/19 (b)(d)	1,621	1,623
Countrywide Alternative Loan Trust
Series 2007-2CB Class 1A1
5.75%, 03/25/37 (b)(d)	29,029	29,333
Countrywide Asset-Backed Certificates
Series 2005-2N Class N
4.50%, 08/25/36 (c)(d)	120	116
Series 2004-14N Class N
5.00%, 06/25/36 (c)(d)	472	471
Series 2004-2N Class N1
5.00%, 02/25/35 (c)(d)	192	191
Series 2004-10 Class MV5
6.43%, 03/24/08 (a)(b)(d)	1,000	1,010
Series 2004-6 Class M2
5.97%, 03/26/07 (a)(b)(d)	15,000	15,083
Series 2002-6 Class M1
6.42%, 03/26/07 (a)(b)(d)	843	845
Series 2003-2 Class M2
6.97%, 03/26/07 (a)(b)(d)	118	120
Series 2002-6 Class M2
7.42%, 03/26/07 (a)(b)(d)	1,104	1,107
Credit Suisse Mortgage Capital Certificates
Series 2007-2 Class 2A1
5.00%, 03/25/37 (b)	50,000	49,063
Distribution Financial Services
Series 2001-1 Class D
7.73%, 11/15/22 (b)(d)	8,250	7,921
Finance America Mortgage Loan
Series 2004-3 Class M1
5.90%, 03/26/07 (a)(b)(d)	13,600	13,646
Series 2004-1 Class M4
6.17%, 03/26/07 (a)(b)	4,000	4,030
Series 2004-2 Class M6
6.72%, 03/26/07 (a)(b)	3,000	3,026
First Alliance Mortgage Loan Trust
Series 1998-3 Class A4
5.82%, 03/20/07 (a)(b)	111	111
First Franklin Mortgage Loan
Series 2003-FF3 Class M4
10.20%, 03/26/07 (a)(b)(d)	268	269
Series 1997-FF3 Class M1
5.95%, 03/20/07 (a)(b)	121	121
Fremont Home Loan Trust
Series 2003-B Class M1
6.02%, 03/26/07 (a)(b)(d)	20,000	20,079
Series 2004-A Class M2
6.47%, 03/26/07 (a)(b)(d)	1,102	1,104
Series 2003-B Class M2
6.94%, 03/26/07 (a)(b)(d)	7,516	7,565
Series 2003-A Class M2
7.05%, 03/26/07 (a)(b)(d)	3,876	3,883
Fremont NIM Trust
Series 2005-A
3.75%, 01/25/35 (c)	188	188
Galena CDO I (Cayman No. 1) Ltd.
Series I-A Class B1U7
6.23%, 07/11/07 (a)	5,000	5,003
GSamp Trust
Series 2005-HE2 Class N
5.00%, 03/25/35 (c)(d)	2,661	2,656
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 10/02/07 (a)(b)	29,570	29,567
Home Equity Asset Trust
Series 2004-8 Class M1
5.90%, 03/26/07 (a)(b)(d)	22,000	22,174
Series 2003-3 Class M2
7.19%, 03/26/07 (a)(b)	1,977	1,981
Impac CMB Trust
Series 2003-10 Class 1A1
6.02%, 03/26/07 (a)(b)(d)	1,671	1,673
Indymac Home Equity Loan Trust
Series 2004-B Class M4
6.47%, 03/26/07 (a)(b)	14,500	14,716
Irwin Home Equity
Series 2003-1 Class M2
7.32%, 03/26/07 (a)(b)	3,936	3,970
Long Beach Mortgage Loan Trust
Series 2003-2 Class M1
6.14%, 03/26/07 (a)(b)	7,402	7,412
Series 2004-1 Class M6
6.72%, 03/26/07 (a)(b)	8,000	8,044
Series 2003-4 Class M2
7.07%, 03/26/07 (a)(b)(d)	12,705	12,821
Series 2003-4 Class M3
7.47%, 03/26/07 (a)(b)	275	276

22 See financial notes

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003-2 Class M3
7.57%, 03/26/07 (a)(b)	439	440
Master Asset Backed Securities
Series 2003-WMC2 Class M1
6.02%, 03/26/07 (a)(b)	815	816
Series 2003-OPT1 Class M2
7.17%, 03/26/07 (a)(b)	12,500	12,523
Series 2002-OPT1 Class M2
8.25%, 03/26/07 (a)(b)	10,000	10,025
MBNA Master Credit Card Trust
Series 2003-3 Class B
5.70%, 03/15/07 (a)(b)	14,662	14,726
Series 2000-H Class B
5.92%, 03/15/07 (a)(b)	14,500	14,680
Series 2003-3 Class C
6.67%, 03/15/07 (a)(b)	11,000	11,134
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WM1N Class N1
5.00%, 09/25/35 (c)	123	122
Series 2003-WMC3 Class M4
6.37%, 03/26/07 (a)(b)	3,213	3,232
Series 2003-WWC3 Class M3
7.80%, 03/26/07 (a)(b)	1,021	1,026
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
5.96%, 03/26/07 (a)(b)	19,810	19,954
Series 2003-HE3 Class M1
6.00%, 03/26/07 (a)(b)	9,403	9,447
Series 2003-NC6 Class M1
6.12%, 03/26/07 (a)(b)	15,223	15,239
Series 2004-HE9 Class M4
6.32%, 03/26/07 (a)(b)	15,000	15,118
Series 2004-HE1 B2
7.22%, 03/26/07 (a)(b)	6,000	6,023
New Century Home Equity Loan Trust
Series 2004-3 Class M1
5.94%, 03/26/07 (a)(b)	14,000	14,055
Series 2003-3 Class M3
7.70%, 03/26/07 (a)(b)	2,414	2,425
Novastar Home Equity Loan
Series 2005-1 Class M4
6.00%, 03/26/07 (a)(b)	8,000	8,054
Series 2003-4 Class M1
6.03%, 03/26/07 (a)(b)	20,000	20,093
Series 2003-3 Class M1
6.07%, 03/26/07 (a)(b)	23,000	23,083
Series 2003-2 Class M1
6.07%, 03/26/07 (a)(b)	15,720	15,756
Series 2003-3 Class M2
6.97%, 03/26/07 (a)(b)	8,343	8,390
Series 2004-4 Class B1
7.02%, 03/26/07 (a)(b)	10,000	10,023
Series 2003-1 Class M2
7.32%, 03/26/07 (a)(b)	3,360	3,379
Novastar NIM Trust
Series 2005-N1
4.78%, 10/26/35 (c)	516	516
Ocwen Advance Receivables Backed Notes
Series 2006-1A Note
5.34%, 03/23/07 (a)(b)(c)(d)	30,000	30,022
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5
6.18%, 04/11/07 (a)(c)(d)	20,000	19,955
Option One Mortgage Loan Trust
Series 2004-2 Class M1
5.85%, 03/26/07 (a)(b)	7,000	7,019
Series 2003-2 Class M1
5.97%, 03/26/07 (a)(b)	9,626	9,639
Series 2003-1 Class M1
6.22%, 03/26/07 (a)(b)	10,564	10,586
Series 2004-1 Class M2
6.42%, 03/26/07 (a)(b)	3,800	3,822
Series 2004-1 Class M3
6.67%, 03/26/07 (a)(b)	5,000	5,022
Series 2002-6 Class M2
7.02%, 03/26/07 (a)(b)	45	45
Series 2003-1 Class M2
7.27%, 03/26/07 (a)(b)	100	100
Option One Mortgage Securities Corp NIM Trust
Series 2005-3A Class N1
5.44%, 08/26/35 (c)	4,132	4,113
Overture CDO (Jersey) Ltd.
Series IA Class B1
6.46%, 07/15/07 (a)(b)	1,700	1,703
Park Place Securities NIM Trust
Series 2004-WHQ2 Class B
5.00%, 02/25/35 (c)	876	874
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1
6.02%, 03/26/07 (a)(b)	15,000	15,074
Pinnacle Capital Asset Trust
Series 2006-A Class B
5.51%, 09/25/09 (b)(c)(d)	21,000	21,030
Residential Asset Securities Corp.
Series 2003-KS1 Class A2
6.06%, 03/26/07 (a)(b)	17	17
Series 2004-KS2 Class M22
6.32%, 03/26/07 (a)(b)	8,828	8,863
Series 2003-KS6 Class M2
7.57%, 03/26/07 (a)(b)	1,932	1,936
Sail Net Interest Margin Notes
Series 2005-3A Class A
4.75%, 04/27/35 (c)	486	486
Series 2003-12A Class A
7.35%, 11/27/33 (c)	22	—
Saxon Asset Securities Trust
Series 2004-1 Class M2
6.45%, 03/26/07 (a)(b)(d)	12,750	12,765
SLM Student Loan Trust
Series 2007-2 Class A2
5.36%, 08/04/11 (a)(b)(d)	345,000	345,000
Series 2005-5 Class A2
5.44%, 04/25/07 (a)(b)(d)	157,250	156,674
Specialty Underwriting & Residential Finance
Series 2004-BC1 Class M1
5.83%, 03/26/07 (a)(b)	10,151	10,196
Structured Asset Investment Loan Trust
Series 2003-BC7 Class M2
7.07%, 03/26/07 (a)(b)	9,115	9,157
Superior Wholesale Inventory Financing Trust
Series 2007-AE1 Class B
5.62%, 01/06/10 (a)(b)(d)	10,000	10,000
USXL Funding LLC
Series 2006-1A Class A
5.37%, 04/15/14 (b)(c)(d)	41,753	41,850

See financial notes 23

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

WFS Financial Owner Trust
Series 2004-1 Class C
2.49%, 08/22/11 (b)	1,489	1,466

Total Asset-Backed Obligations (Cost $1,577,318)		1,578,836

Mortgage-Backed Securities 42.4% of net assets

Collateralized Mortgage Obligations 34.6%

ABN Amro Mortgage Corp.
Series 2003-9 Class A2
4.50%, 08/25/18 (b)(d)	4,810	4,733
Series 2003-7 Class A2
5.00%, 07/25/18 (b)(d)	1,224	1,218
Adjustable Rate Mortgage Trust
Series 2007-1 Class 4A1
5.97%, 03/25/49	60,000	60,469
American Home Mortgage Investment Trust
Series 2005-3 Class 2A3
4.99%, 07/20/10 (a)(b)(d)	25,000	24,559
Banc of America Alternative Loan Trust
Series 2004-1 Class 4A1
4.75%, 02/25/19 (b)(d)	15,263	15,057
Series 2005-5 Class 3CB1
6.00%, 06/25/35 (b)(d)	15,892	16,056
Banc of America Funding Corp.
Series 2004-3 Class 2A2
5.00%, 09/25/19 (b)(d)	13,337	13,078
Banc of America Mortgage Securities, Inc.
Series 2005-E Class 3A1
5.21%, 10/10/09 (a)(b)(d)	9,590	9,535
Series 2004-6 Class 2A7
5.50%, 07/25/34 (b)(d)	2,227	2,209
Series 2006-B Class 3A1
6.18%, 06/10/09 (b)	124,613	126,385
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1 Class 3A1
5.20%, 03/01/07 (a)(b)(d)	13,759	13,703
Cendant Mortgage Corp.
Series 2003-9 Class 1A5
5.25%, 11/25/33 (b)(d)	15,296	15,226
Chase Mortgage Finance Corp.
Series 2007-A1 Class 10A1
4.92%, 06/23/10 (a)(d)	95,000	93,608
Series 2003-S14 2A2
5.00%, 01/25/34 (b)(d)	13,061	12,954
Series 2005-A1 Class 2A2
5.25%, 11/02/08 (a)(b)(d)	88,387	87,771
Series 2006-S3 Class 1A5
6.00%, 11/25/36 (b)(d)	100,000	100,933
Series 2006-A1 Class 2A1
6.11%, 11/30/07 (a)(b)(d)	8,701	8,709
Citigroup Mortgage Loan Trust
Series 2007-AR4 Class 2A3A
5.73%, 01/28/10	55,348	55,331
Series 2006-AR5 Class 2A4A
6.46%, 03/31/10 (a)(b)(d)	10,144	10,345
Citimortgage Alternative Loan Trust
Series 2005-A1 Class 2A1
5.00%, 07/25/20 (b)(d)	24,781	24,383
Series 2006-A5 Class 1A10
6.00%, 10/25/36 (b)(d)	35,665	36,111
Series 2006-A7 Class 1A12
6.00%, 12/25/36	39,533	39,994
6.00%, 02/25/37 (b)	183,100	185,344
Countrywide Alternative Loan Trust
Series 2004-30CB Class 1A2
4.25%, 02/25/35 (b)(d)	4,207	4,153
Series 2005-1CB Class 1A1
5.00%, 03/25/35 (b)(d)	12,672	12,489
Series 2005-21CB Class A3
5.25%, 06/25/35 (b)	47,122	46,462
Series 2005-75CB Class A3
5.50%, 01/25/36 (b)(d)	3,948	3,962
Series 2005-86CB Class A4
5.50%, 02/25/36 (b)(d)	64,642	64,617
Series 2005-51 Class 3AB1
5.53%, 03/20/07 (a)(b)	3,090	3,094
Series 2007-2CB Class 2A13
5.75%, 03/25/37 (b)	34,049	34,431
Series 2006-4CB Class 1A1
6.00%, 04/25/36 (b)(d)	75,451	76,558
Series 2006-19CB Class A7
6.00%, 08/25/36 (b)(d)	37,143	37,482
Series 2006-32CB Class A10
6.00%, 11/25/36 (b)(d)	53,450	53,928
Series 2006-27CB Class A4
6.00%, 11/25/36 (b)(d)	34,891	35,104
Series 2006-40T1 Class 1A2
6.00%, 01/25/37 (b)(d)	47,104	47,733
Series 2006-41CB Class 1A3
6.00%, 01/25/37 (b)(d)	73,632	74,701
Series 2006-41 Class 2A14
6.00%, 01/25/37 (b)(d)	53,473	53,967
Series 2005-J1 Class 3A1
6.50%, 08/25/32 (b)(d)	10,018	10,147
Series 2006-11CB Class 3A1
6.50%, 05/25/36 (b)(d)	23,721	23,999
Countrywide Home Loan
Series 2003-42 Class 2A2
3.63%, 11/18/07 (a)(b)(d)	25,782	25,503
Series 2005-HYB2 Class 1A4
4.50%, 04/13/08 (b)	1,835	1,833
Series 2004-4 Class A3
4.50%, 05/25/34 (b)(d)	16,281	16,107
Series 2006-HYB3 Class 2AB3
5.63%, 02/10/11 (a)(b)(d)	41,457	41,807
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-8 Class 3A3
5.50%, 04/25/33 (b)	8,468	8,424
Series 2005-12 Class 6A1
6.00%, 01/25/36 (b)	383	384
Series 2002-34 Class DB1
6.98%, 03/22/11 (a)(b)	5,668	5,809
Series 2002-AR28 Class 1A2
7.11%, 03/25/07 (a)(b)(d)	279	280
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 3A1
6.00%, 10/25/21 (b)	106,054	106,965
Series 2006-6 Class 1A8
6.00%, 07/25/36 (b)(d)	54,521	55,111

24 See financial notes

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Deutsche Alternative Asset Securities, Inc.
Series 2006-AR5 Class 22A
5.50%, 10/25/21 (b)(d)	19,918	20,049
Series 2005-6 Class 1A3
5.50%, 12/25/35 (b)(d)	34,356	34,502
Series 2006-AR5 Class 23A
6.00%, 10/25/21 (b)(d)	52,960	53,860
Deutsche Mortgage Securities, Inc.
Series 2004-3 Class 1A7
3.75%, 03/25/34 (b)(d)	7,094	6,966
Fifth Third Mortgage Loan Trust
Series 2002-FTB1 Class 2A1
5.53%, 03/19/07 (a)(b)(d)	1,784	1,779
Series 2002-FTB1
6.40%, 08/19/07 (a)(b)(d)	786	793
First Horizon Asset Securities, Inc.
Series 2004-3 Class 1A1
5.25%, 06/25/34 (b)	6,469	6,253
GMAC Mortgage Corp. Loan
Series 2003-J7 Class A2
4.50%, 11/25/33 (b)(d)	12,592	12,378
Series 2003-AR1 Class A5
4.60%, 10/01/09 (a)(b)(d)	20,526	19,440
Series 2004-J3 Class A1
5.25%, 07/25/34 (b)	11,627	11,556
GSR Mortgage Loan Trust
Series 2004-5 Class 3A2
4.70%, 10/21/08 (a)(b)	21,888	21,595
IndyMac Index Mortgage Loan Trust
Series 2004-AR1 Class AX1
0.80%, 03/01/07 (a)(b)(d)	122,335	499
JP Morgan Alternative Loan Trust
Series 2006-A5 Class 2A1
5.55%, 12/02/09 (a)(b)(d)	53,082	53,070
Series 2006-A6 Class 2A1
5.55%, 12/31/09 (a)(b)(d)	52,000	51,784
Series 2006-A4 Class A1
5.95%, 09/14/09 (a)(b)(d)	129,211	130,888
Series 2006-S1 Class 2A6
6.00%, 01/21/12 (b)	38,352	39,081
Series 2006-S1 Class 1A16
6.00%, 03/25/36 (b)(d)	25,242	25,644
JP Morgan Mortgage Trust
Series 2004-A3 Class SF3
4.59%, 05/24/10 (a)(b)(d)	81,468	79,648
Series 2007-A1 Class 6A1
4.78%, 11/14/10 (a)(b)(d)	284,079	280,753
Series 2006-S2 Class 2A1
5.00%, 07/25/36 (b)	10,087	10,027
Series 2005-A8 Class 6A2
5.14%, 01/22/08 (a)(b)	11,061	11,009
Series 2006-A7 Class 2A4R
5.50%, 09/21/11 (b)	70,364	70,997
Series 2006-S3 Class 2A6
6.00%, 08/25/21 (b)	18,739	19,059
Series 2006-S2 Class 3A7
6.25%, 07/25/36 (b)	8,554	8,716
Lehman Mortgage Trust
Series 2006-2 Class 6A1
6.00%, 04/25/36 (b)	—	—
Master Adjustable Rate Mortgage Trust
Series 2004-13 Class 2A2
3.82%, 12/01/09 (a)(b)	15,149	15,019
Series 2005-1 Class 5A1
4.97%, 05/27/08 (b)	2,494	2,504
6.01%, 11/25/36 (b)	46,733	47,098
Master Alternative Loans Trust
Series 2004-10 Class 4A1
6.00%, 09/25/19 (b)	12,016	12,234
Master Asset Securitization Trust
Series 2006-1 Class 4A1
5.75%, 02/25/21 (b)	25,606	25,880
Merrill Lynch Mortgage Investors Trust
Series 2003-A1 Class 3A3
4.86%, 12/25/32 (b)	6,722	6,681
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR Class 3A4
4.42%, 02/25/09 (a)(b)	5,190	5,127
Series 2004-8AR Class 3A
4.90%, 08/25/07 (a)(b)	6,948	7,092
Series 2004-8AR Class 4A1
5.37%, 09/25/34 (a)(b)	4,470	4,486
Series 2007-3XS Class 1A2A
5.61%, 06/02/10	36,450	36,450
Series 2005-2AR Class B1
5.82%, 03/25/07 (a)(b)	28,088	28,290
Series 2006-7 Class 2A
6.00%, 06/25/21 (b)	25,965	26,371
Series 2006-2 Class 4A
6.00%, 02/25/36 (b)	4,798	4,856
Series 2004-9 Class 2A
6.35%, 03/01/07 (a)(b)	9,774	9,954
Series 2006-2 Class 6A
6.50%, 02/25/36 (b)	13,582	13,797
Prime Mortgage Trust
Series 2005-3 Class A4
4.75%, 08/25/20 (b)	572	561
Series 2005-2 Class 1A2
5.00%, 07/25/20 (b)(d)	28,659	28,140
Series 2005-4 Class 1A7
5.25%, 05/03/13 (b)	3	3
Residential Accredit Loans, Inc.
Series 2004-QA3 Class NB21
4.69%, 08/25/09 (a)(b)	4,621	4,576
Series 2004-QS16 Class 2A1
5.00%, 12/25/19 (b)(d)	28,451	27,935
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(d)	57,082	57,010
Series 2006-QS18 Class 3A1
5.75%, 07/09/10 (a)(b)(d)	58,425	58,775
Series 2006-QS12 Class 2A18
5.75%, 09/25/36 (b)(d)	46,172	46,407
Series 2006-QS9 Class 1A3
6.00%, 09/06/11 (a)	337	339
Series 2001-QS19 Class A2
6.00%, 12/25/16 (b)	11,100	10,985
Series 2006-QS3 Class 1A10
6.00%, 03/25/36 (b)	9,149	9,295
Residential Asset Securitization Trust
Series 2005-A6CB Class A1
5.50%, 06/25/35 (b)(d)	104,668	105,716
Series 2006-A1 Class 3A2
6.00%, 04/25/36 (b)(d)	61,788	62,115
Residential Funding Mortgage Security I
Series 2006-SA4 Class 3A1
5.85%, 01/27/10 (a)(b)(d)	23,938	24,010

See financial notes 25

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sequoia Mortgage Trust
Series 2003-8 Class X1
0.80%, 06/20/07 (a)(b)(d)	80,296	207
Series 2007-1 Class 2A1
6.17%, 09/12/09 (b)	80,000	80,575
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 Class 1A2
5.25%, 01/17/09 (b)	15,067	14,968
Structured Asset Securities Corp.
Series 2004-7 Class 3A1
5.50%, 05/25/19 (b)(d)	18,806	18,729
Washington Mutual
Series 2006-AR8 Class 1A4
1.00%, 08/29/09 (b)	57,203	57,913
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-AR1 Class A6
4.48%, 02/25/08 (b)	1,453	1,444
Series 2007-1 Class 2A1
6.00%, 01/25/22 (b)	30,225	30,452
Series 2006-3 Class 3CB4
6.00%, 04/25/36 (b)(d)	35,401	35,825
Series 2005-7 Class 3CB
6.50%, 08/25/35 (b)(d)	10,611	10,823
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z Class 2AIO
0.21%, 03/01/09 (a)(b)(d)	69,926	288
Series 2004-7 Class 2A1
4.50%, 07/25/19 (b)(d)	36,154	34,792
Series 2003-0 Class 2A1
4.62%, 04/25/13 (a)(b)(d)	20,010	19,467
Series 2004-K Class 2A5
4.73%, 08/25/11 (a)(b)(d)	12,872	12,688
Series 2003-N Class 2A2
4.75%, 05/25/13 (a)(b)(d)	10,439	10,193
Series 2003-16 Class 1A1
4.75%, 12/25/18 (b)	8,768	8,648
Series 2006-1 Class A3
5.00%, 03/25/21 (b)(d)	63,283	62,077
Series 2006-20 Class A1
5.50%, 12/25/21 (b)	45,953	46,146
Series 2006-AR1 Class 2A4
5.56%, 03/17/12 (a)(b)(d)	52,453	52,011
Series 2006-AR13 Class A4
5.76%, 07/08/11 (a)(b)	43,825	44,696

		3,996,755

Commercial Mortgage Backed Securities 0.7%

ACT Depositor Corp.
Series 2005-RR Class A1FL
5.62%, 03/22/07 (a)(b)(d)	9,999	9,981
Crown Castle Towers LLC
Series 2005-1A Class B
4.88%, 06/15/35 (c)(d)	11,000	10,912
Series 2005-1A Class AFL
5.70%, 03/15/07 (a)(c)(d)	14,480	14,585
Global Signal Trust III
Series 2004-2A Class C
4.70%, 12/15/14 (c)(d)	7,000	6,907
Series 2006-1 Class A1FL
5.54%, 03/15/07 (a)(c)(d)	44,000	44,059

		86,444

U.S. Government Agency Mortgages 7.1%

Fannie Mae
6.96%, 03/01/07 (d)	427	431
7.22%, 12/20/07	136	138
5.00%, 01/06/08 (a)	16,654	2,115
7.38%, 03/10/08	116	118
6.70%, 03/13/08	103	104
6.95%, 03/13/08	439	445
7.11%, 03/13/08	503	515
6.50%, 05/05/08 to 05/01/18 (a)	6,645	6,806
6.00%, 11/22/08 (a)	15,500	15,819
6.50%, 01/03/09 to 01/01/18 (a)(d)	3,043	3,119
6.26%, 09/08/10 (d)	6,660	6,738
6.10%, 03/09/12 (d)	4,344	4,381
6.00%, 04/01/17 (d)	4,965	5,050
3.75%, 12/25/17	2,629	2,527
6.50%, 09/01/19	1,846	1,891
0.00%, 07/01/20 to 04/25/37	137,000	135,601
5.00%, 05/01/21	88,679	87,662
6.00%, 01/01/22 to 03/01/27	90,285	91,519
4.00%, 11/25/22 to 09/25/31	17,815	17,125
4.25%, 07/25/25	18,229	17,850
Fannie Mae TBA
5.50%, 12/01/99	200,000	200,500
Federal Home Loan Bank
6.00%, 02/01/94	84,253	85,378
Freddie Mac
6.88%, 06/15/07 (d)	637	645
5.50%, 09/16/07 (a)(d)	489	490
6.00%, 12/28/07 (a)(d)	117	117
5.47%, 11/01/10 (d)	20,312	20,321
7.00%, 03/01/12	1,289	1,320
6.00%, 11/01/16 to 01/01/22	57,000	57,914
5.00%, 02/01/19	10,241	10,121
9.30%, 11/15/20 (b)(d)	350	349
5.50%, 06/01/21	9,198	9,219
4.00%, 03/15/23 (b)	31,670	30,075
7.34%, 10/15/25 (d)	353	357
7.06%, 01/15/29 (d)	570	583

		817,343
Total Mortgage-Backed Securities (Cost $4,882,143)		4,900,542

26 See financial notes

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 1.1% of net assets

Capital Trust	15,000	14,955
Comerica Capital Trust I	1,391,046	35,113
LaSalle Hotel Properties	106,800	2,697
Lehman Brothers CR - Bank of America, Series II *	9,100	9,420
Lehman Brothers CR - Bank of America, Series III *	9,100	9,420
Pinto Totta International Finance (b)(c)	15,000	15,278
Sovereign Real Estate Investment Trust. (c)	1,650,000	2,571
Woodbourne Pass Through Trust (b)(c)	400,000	40,149

Total Preferred Stock (Cost $129,086)		129,603

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.2% of net assets

Commercial Paper & Other Obligations 4.0%

Atlantis Two Funding Corp.
5.35%, 03/08/07	33,397	33,362
5.36%, 03/15/07	11,357	11,333
ConocoPhillips
5.33%, 03/01/07	92,000	92,000
Cox Enterprises, Inc.
5.50%, 03/01/07	100,000	100,000
5.50%, 03/15/07	80,000	79,829
5.57%, 03/15/07	25,000	25,000
Kinder Morgan Energy Partners
5.33%, 03/02/07	28,500	28,496
Rockies Express Pipe
5.35%, 04/16/07	67,000	66,542
Viacom, Inc.
5.45%, 03/01/07	9,500	9,500
Volkswagen America, Inc.
5.30%, 03/15/07	17,751	17,715

		463,777

Repurchase Agreement 0.1%

Fixed Income Clearing Corp. dated 02/28/07, due 03/01/07 at 5%, with a maturity value of $4,535 (fully collateralized by Federal Home Loan Bank with a value of $4,646).	4,534	4,534

U.S. Treasury Obligations 0.1%

U.S. Treasury Bill
5.00%, 04/26/07	1,000	992
5.01%, 05/10/07	2,000	1,981
5.04%, 05/24/07	1,500	1,483
5.04%, 04/26/07	1,500	1,488
5.06%, 04/12/07	2,000	1,988
5.07%, 04/19/07	1,500	1,490
5.10%, 03/22/07	1,000	997
5.18%, 03/15/07	1,000	998

		11,417

Total Short-Term Investments (Cost $479,728)		479,728

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $12,398,222, and the unrealized appreciation and depreciation were $48,025 and ($8,599), respectively, with a net unrealized appreciation of $39,426.

Short Sales (1.9)% of net assets

U.S. Government Agency Mortgages 1.9%

Fannie Mae TBA
6.00%, 12/01/99	217,500	219,403

End of Short Sale Positions.

	Notional	Unrealized
	Amount	Gains/
	(Foreign)	(Losses)
	(x 1,000)	(USD)

Swap Agreements 0.3% of net assets

Interest Rate Swaps 0.2%

British Pounds 0.2%
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.91%, expires 06/16/14, Lehman Brothers, Inc.	24,100	(13)

Credit Default Swaps 0.1%

ABITIBI-CONSOLIDATED, Inc. Rate 0.70%, expires 03/20/08, Goldman Sachs Capital Markets, L.L.C.	10,000	(15)

		(28)

See financial notes 27

Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at
02/28/07. All numbers are x 1,000 except number of
futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ Losses

Futures Contracts

2 Years, Short, U.S. Treasury Note, expires 06/29/07	(5,328)	1,091,990	(3,667)
30 Years, Short, U.S. Treasury Note, expires 06/30/07	(90)	10,164	38
5 Years, Short, U.S. Treasury Note, expires 06/29/07	(20,900)	2,214,420	(15,845)

			(19,474)

*	Non-income producing security.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,637,666 or 14.2% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.

28 See financial notes

Schwab YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $12,398,184)		$12,437,648
Cash		7
Receivables:
Investments sold		977,460
Interest		93,325
Fund shares sold		64,329
Due from brokers for futures		3,613
Dividends		793
Prepaid expenses	+	165

Total assets		13,577,340

Liabilities
Securities sold short, at value (proceeds $219,122)		219,403
Swap agreements, at fair value		28
Payables:
Investments bought		1,752,993
Investment adviser and administrator fees		290
Transfer agent and shareholder services fees		110
Fund shares redeemed		51,709
Dividends on short sales		206
Dividends to shareholders	+	41

Total liabilities		2,024,780

Net Assets
Total assets		13,577,340
Total liabilities	−	2,024,780

Net assets		$11,552,560
Net Assets by Source
Capital received from investors		11,599,371
Distributions in excess of net investment income		(289)
Net realized capital losses		(66,203)
Net unrealized capital gains		19,681

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$1,123,321		115,908		$9.69
Select Shares	$10,429,239		1,076,278		$9.69

See financial notes 29

Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Dividends		$3,845
Interest	+	276,504

Total Investment Income		280,349

Net Realized Gains and Losses
Net realized losses on investments		(4,216)
Net realized losses on futures contracts	+	(2,869)

Net realized losses		(7,085)

Net Unrealized Gains and Losses
Net unrealized gains on investments		49,091
Net unrealized losses on short sales		(281)
Net unrealized losses on swap agreements		(28)
Net unrealized losses on futures contracts	+	(15,579)

Net unrealized gains		33,203

Expenses
Investment adviser and administrator fees		14,445
Transfer agent and shareholder service fees:
Investor Shares		1,227
Select Shares		4,283
Registration fees		534
Portfolio accounting fees		130
Shareholder reports		80
Custodian fees		75
Professional fees		39
Trustees’ fees		27
Overdraft expense		1
Other expenses	+	29

Total expenses		20,870
Custody credits	−	55

Net expenses		20,815

Increase in Net Assets from Operations
Total investment income		280,349
Net expenses	−	20,815

Net investment income		259,534
Net realized losses		(7,085)
Net unrealized gains	+	33,203

Increase in net assets from operations		$285,652

30 See financial notes

Schwab YieldPlus Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$259,534	$312,949
Net realized gains or losses		(7,085)	15,172
Net unrealized gains or losses	+	33,203	(19,215)

Increase in net assets from operations		285,652	308,906

Distributions Paid
Dividends from Net Investment Income
Investor Shares		26,094	35,864
Select Shares	+	234,568	279,674

Total dividends from net investment income		$260,662	$315,538

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		56,974	$551,664	65,811	$635,962
Select Shares	+	575,820	5,574,845	660,037	6,376,927

Total shares sold		632,794	$6,126,509	725,848	$7,012,889

Shares Reinvested
Investor Shares		2,304	$22,317	3,159	$30,527
Select Shares	+	18,991	183,896	23,138	223,550

Total shares reinvested		21,295	$206,213	26,297	$254,077

Shares Redeemed
Investor Shares		(35,025)	($339,139)	(53,855)	($520,393)
Select Shares	+	(275,866)	(2,670,802)	(452,062)	(4,367,163)

Total shares redeemed		(310,891)	($3,009,941)	(505,917)	($4,887,556)

Net transactions in fund shares		343,198	$3,322,781	246,228	$2,379,410

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		848,988	$8,204,789	602,760	$5,832,011
Total increase	+	343,198	3,347,771	246,228	2,372,778

End of period		1,192,186	$11,552,560	848,988	$8,204,789

Distributions in excess of net investment income/ Net Investment income not yet distributed			($289)		$839

See financial notes 31

Schwab Short-Term Bond Market Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per Share Data ($)

Net asset value at beginning of period	9.91		10.05	10.21	10.14	10.07	10.08

Income from investment operations:
Net investment income	0.24		0.42	0.30	0.28	0.34	0.50
Net realized and unrealized gains or losses	0.06		(0.14)	(0.13)	0.07	0.07	(0.02)

Total income from investment operations	0.30		0.28	0.17	0.35	0.41	0.48
Less distributions:
Dividends from net investment income	(0.24)		(0.42)	(0.31)	(0.28)	(0.34)	(0.49)
Distributions from net realized gains	—		—	(0.02)	—	—	—

Total distributions	(0.24)		(0.42)	(0.33)	(0.28)	(0.34)	(0.49)

Net asset value at end of period	9.97		9.91	10.05	10.21	10.14	10.07

Total return (%)	3.07	[1]	2.87	1.68	3.46	4.16	4.88

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.55	0.55	0.53	0.43	0.35
Gross operating expenses	0.58	[2]	0.57	0.57	0.57	0.58	0.63
Net investment income	4.87	[2]	4.18	3.00	2.69	3.34	4.95
Portfolio turnover rate	86	[1]	171	109	114	124	150
Net assets, end of period ($ x 1,000,000)	581		604	660	728	648	493
* Unaudited.
1 Not Annualized.
2 Annualized.

32 See financial notes

Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

34.7%		U.S. Government Securities	201,781	201,868
31.8%		Corporate Bonds	183,990	184,682
27.1%		Mortgage-Backed Securities	157,180	157,680
3.6%		Asset-Backed Obligations	20,688	20,683
0.5%		Preferred Stock	2,911	3,117
4.5%		Short-Term Investments	26,403	26,403

102.2%		Total Investments	592,953	594,433
9.9%		Collateral Invested for Securities on Loan	57,389	57,389
(12	.1)%	Other Assets and Liabilities		(70,526)

100.0%		Net Assets		581,296

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 34.7% of net assets

U.S. Government Agency Securities 24.1%

Fannie Mae
5.00%, 10/15/11	5,000	5,041
4.50%, 01/01/20	8,046	7,810
6.00%, 01/01/22 (d)	2,988	3,036
5.50%, 03/19/22	3,500	3,509
Federal Home Loan Bank
4.13%, 10/19/07	10,000	9,933
6.00%, 01/01/27	6,898	6,990
Freddie Mac
3.25%, 11/02/07 (b)	64,483	63,668
5.00%, 01/16/09 (d)	40,000	40,125

		140,112

U.S. Treasury Obligations 10.6%

U.S. Treasury Notes
3.38%, 10/15/09 (e)	10,000	9,709
4.63%, 11/15/09 (e)	20,000	20,030
3.50%, 12/15/09 (e)	8,000	7,781
4.75%, 02/15/10	2,450	2,463
4.00%, 04/15/10 (e)	3,000	2,955
3.63%, 06/15/10 (e)	3,250	3,163
5.75%, 08/15/10 (e)	4,000	4,158
3.88%, 09/15/10 (e)	2,500	2,449
4.75%, 10/31/11 (e)	6,000	6,028
4.50%, 11/30/11 (e)	1,000	999
4.75%, 01/31/12 (e)	2,000	2,021

		61,756

Total U.S. Government Securities (Cost $201,781)		201,868

Corporate Bonds 31.8% of net assets

Finance 16.3%

Banking 10.1%
Abbey National PLC
6.70%, 06/15/08 (a)(b)(d)	1,425	1,448
Bank of Scotland
7.00%, 11/20/07 (a)(b)(c)(d)	1,495	1,510
Barclays Bank PLC
8.55%, 06/15/11 (a)(b)(c)(d)	5,000	5,619
BBVA Bancomer Capital Trust I
5.38%, 07/22/10 (a)(b)(c)(d)	2,000	1,988
BCI US Funding Trust
8.01%, 07/15/08 (a)(b)(c)(d)	1,100	1,136
Citibank Korea, Inc.
4.68%, 06/18/08 (a)(b)	2,000	2,023
Danske Bank A/S
5.91%, 06/16/14 (a)(b)(c)(d)	2,000	2,055
DBS Capital Funding Corp.
7.66%, 03/15/07 (b)(c)	2,000	2,171
Deutsche Bank Capital Trust
7.16%, 03/30/07 (b)	8,000	8,380
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)(d)	5,000	5,635
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)(d)	2,000	2,220
JP Morgan Chase Capital XXI
6.31%, 05/02/07 (a)(b)(e)	3,000	3,037
Mizuho Preferred Capital Co., LLC
8.79%, 06/30/08 (a)(b)(c)	3,000	3,131
Natexis Ambs Co., LLC
8.44%, 06/30/08 (a)(b)(c)(d)	3,000	3,119
PNC Preferred Funding Trust I
6.52%, 03/15/12 (a)(b)(c)	2,000	2,082
RBS Capital Trust IV
6.16%, 03/30/07 (a)(b)(d)	4,000	4,052
Santander Issuances S.A Unipersonal
5.73%, 03/20/07 (a)(b)(c)(d)	3,000	3,006
Sovereign Bank
4.38%, 08/01/08 (a)(b)(d)	3,800	3,755
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)	2,000	2,223

		58,590

See financial notes 33

Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Brokerage 0.3%
Lehman Brothers Holdings E-Capital Trust I
6.14%, 05/21/07 (a)(b)(d)	2,000	2,030

Finance Company 3.0%
General Electric Capital Corp.
5.53%, 04/27/07 (a)(d)	5,000	5,020
General Motors Acceptance Corp.
6.52%, 03/23/07 (a)(d)	1,800	1,807
iStar Financial, Inc.
5.76%, 03/03/07 (a)(d)	1,970	1,975
5.65%, 09/15/11 (b)(d)	2,000	2,019
Residential Capital Corp.
6.46%, 04/17/07 (a)(d)	1,000	1,004
7.19%, 04/17/07 (a)(b)(c)(d)	3,800	3,796
6.88%, 06/30/15 (b)	2,000	2,065

		17,686
Insurance 2.7%
Marsh & McLennan Cos., Inc.
5.50%, 04/16/07 (a)(d)	4,430	4,431
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)(d)	1,000	1,062
Stoneheath RE
6.87%, 04/15/07 (a)(b)	2,000	2,021
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	1,500	1,535
ZFS Finance USA Trust III
6.51%, 03/15/07 (a)(b)(c)	2,500	2,550
Zurich Capital Trust I
8.38%, 06/01/07 (b)(c)	3,811	3,984

		15,583
Real Estate Investment Trust 0.2%
Health Care Property Investors, Inc.
5.81%, 03/15/07 (a)(b)(d)	1,000	1,000

		94,889

Industrial 12.0%

Basic Industry 0.2%
XSTRATA Finance Dubai Ltd.
5.71%, 05/14/07 (a)(b)(c)	1,000	1,001

Communications 4.7%
Alamosa Delaware, Inc.
8.50%, 01/31/08 (b)(d)	3,000	3,176
America Movil SA de CV
5.99%, 04/27/07 (a)(d)	3,000	3,007
Comcast Holdings Corp.
10.63%, 07/15/12 (d)	2,000	2,439
Nextel Partners, Inc.
8.13%, 07/01/07 (b)(d)	2,750	2,869
Rogers Wireless Communications, Inc.
8.49%, 03/15/07 (a)(b)	880	900
TCI Communications, Inc.
9.80%, 02/01/12	630	751
Telecom Italia Capital S.A.
4.88%, 10/01/10 (b)(e)	4,000	3,936
Telefonica Emisones SAU
5.67%, 03/20/07 (a)(b)	2,000	2,006
Telefonos de Mexico, S.A.
4.50%, 11/19/08 (b)(d)	2,000	1,982
Time Warner Entertainment Co.
7.25%, 05/14/07 (a)	2,000	2,048
Ubiquitel Operating Co.
9.88%, 03/01/07 (b)	1,686	1,814
US Unwired, Inc.
10.00%, 06/15/08 (b)	2,450	2,681

		27,609
Consumer Cyclical 4.5%
D.R. Horton, Inc.
8.00%, 02/01/09 (e)	2,000	2,092
Ford Motor Credit Corp.
8.11%, 04/13/07 (a)(d)	2,000	2,013
8.36%, 05/02/07 (a)(d)	3,750	3,799
JC Penney Co., Inc.
8.13%, 04/01/07 (b)	500	514
KB Home
7.75%, 08/01/07 (b)(e)	1,000	1,026
9.50%, 08/15/07 (b)(e)	4,597	4,752
Seminole Tribe of Florida
5.80%, 10/01/13 (c)	900	895
Time Warner, Inc.
5.59%, 05/14/07 (a)	1,500	1,504
5.50%, 11/15/11 (b)	1,000	1,012
Toll Corp.
8.25%, 02/01/08 (b)	6,500	6,687
8.25%, 12/01/11 (b)(e)	1,545	1,611

		25,905
Consumer Non-Cyclical 0.7%
Biovail Corp.
7.88%, 04/01/07 (b)(d)	2,750	2,818
Stater Brothers Holdings, Inc.
8.86%, 03/15/07 (a)(b)	1,000	1,015

		3,833
Energy 1.6%
ConocoPhillips
9.38%, 02/15/11	1,200	1,383
Delek & Avner-Yam Tethys Ltd.
6.46%, 05/01/07 (a)(b)(c)(d)	1,484	1,482
Husky Oil Ltd.
8.90%, 08/15/08 (a)(b)(d)	2,000	2,097
Premcor Refining Group, Inc.
9.50%, 02/01/08 (b)(e)	4,000	4,303

		9,265
Transportation 0.3%
ERAC USA Finance Co.
5.61%, 04/30/07 (a)(c)(d)	1,000	1,003
Yellow Roadway Corp.
6.74%, 05/15/07 (a)(b)	1,000	1,002

		2,005

		69,618

Utilities 3.5%

Electric 2.3%
Entergy Gulf States, Inc.
4.88%, 03/01/07 (b)(d)	2,000	1,948
5.77%, 03/01/07 (a)(b)(d)	1,200	1,199
Southern California Edison
5.44%, 03/13/07 (a)(b)(d)	10,000	10,004

		13,151
Natural Gas 1.2%
CenterPoint Energy Resources, Inc.
6.50%, 02/01/08	2,955	2,984

34 See financial notes

Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Enterprise Products Operating L.P.
4.95%, 06/01/10 (b)(d)	3,000	2,985
Williams Partners LP/Williams Partners Finance Corp.
7.50%, 06/15/11 (b)(c)	1,000	1,055

		7,024

		20,175

Total Corporate Bonds (Cost $183,990)		184,682

Mortgage-Backed Securities 27.1% of net assets

Collateralized Mortgage Obligations 22.4%

American Home Mortgage Investment Trust
Series 2005-3 Class 2A3
4.99%, 07/20/10 (a)(b)(d)	10,000	9,824
Banc of America Mortgage Securities
Series 2003-5 Class 2A1
5.00%, 07/07/08 (b)	66	66
Chase Mortgage Finance Corp.
Series 2006-A1 Class 2A1
6.11%, 11/30/07 (a)(b)(d)	21,752	21,771
Series 2005-A1 Class 2A2
5.25%, 11/02/08 (a)(b)(d)	15,456	15,348
Countrywide Alternative Loan Trust
Series 2006-41CB Class 1A3
6.00%, 03/25/07 (b)(d)	9,663	9,803
Series 2004-30CB Class 1A2
4.25%, 08/24/08 (b)(d)	4,276	4,220
Countrywide Home Loans
Series 2003-8 Class A4
4.50%, 05/25/09 (b)(d)	7,358	7,239
GSR Mortgage Loan Trust
Series 2004-5 Class 3A2
4.71%, 10/21/08 (a)(b)(d)	5,000	4,933
JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16
6.00%, 04/19/09 (b)(d)	6,696	6,802
Series 2006-A5 Class 2A1
5.55%, 12/02/09 (a)(b)(d)	18,565	18,561
JP Morgan Mortgage Trust
Series 2005-A8 Class 6A2
5.15%, 01/22/08 (a)(b)(d)	3,950	3,932
Series 2006-S2 Class 3A7
6.25%, 11/07/09 (b)(d)	4,528	4,614
Master Alternative Loans Trust
Series 2004-4 Class 9A1
5.50%, 06/02/09 (b)	4,700	4,681
Morgan Stanley Mortgage Loan Trust
Series 2004-9 Class 2A
6.35%, 03/25/07 (a)(b)(d)	2,745	2,795
Series 2004-8AR Class 4A1
5.36%, 03/26/07 (a)(b)(d)	4,470	4,487
Residential Accredit Loans, Inc.
Series 2006-QS18 Class 3A1
5.75%, 12/25/21 (b)	4,878	4,907
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 Class A3
5.00%, 05/14/12 (b)(d)	6,709	6,581

		130,564

Commercial Mortgage Backed Securities 4.7%

ACT Depositor Corp.
Series 2005-RR Class A1FL
5.62%, 03/22/07 (a)(b)(d)	3,999	3,992
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 08/14/10 (a)(b)(d)	10,000	10,123
Crown Castle Towers LLC
Series 2005-1 Class A
4.64%, 03/15/07 (c)(d)	4,000	3,950
Global Signal Trust III
Series 2006-1 Class A1FL
5.54%, 03/15/07 (a)(d)	3,000	3,004
Series 2006-1B
5.59%, 02/12/11 (d)	4,000	4,044
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A2
5.10%, 09/14/10 (b)(d)	2,000	2,003

		27,116

Total Mortgage-Backed Securities (Cost $157,180)		157,680

Asset-Backed Obligations 3.6% of net assets

Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.46%, 04/09/07 (a)(b)(c)(d)	4,000	4,000
Capital One Auto Finance Trust
Series 2007-A Class A3A
5.25%, 02/14/09 (b)(d)	5,000	5,023
Fremont Home Loan Trust
Series 2003-B Class M2
6.94%, 03/25/07 (a)(b)(d)	2,891	2,910
Long Beach Mortgage Loan Trust
Series 2003-4 Class M3
7.47%, 03/25/07 (a)(b)(d)	3,847	3,863
Merrill Lynch Mortgage Investors, Inc.
Series 2004-WM2N Class N1
4.50%, 05/25/07 (c)(d)	237	237
USXL Funding LLC
Series 2006-1A Class A
5.38%, 09/15/08 (b)(c)(d)	4,639	4,650

Total Asset-Backed Obligations (Cost $20,688)		20,683

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.5% of net assets

Sovereign Real Estate Investment Trust. (b)(c)	2,000,000	3,117

Total Preferred Stock (Cost $2,911)		3,117

See financial notes 35

Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.5% of net assets

Commercial Paper & Other Obligations 4.2%

CVS Corp.
5.35%, 03/01/07	800	800
Kinder Morgan Energy
5.35%, 03/02/07	8,100	8,099
Viacom, Inc.
5.45%, 03/01/07	15,600	15,600

		24,499

Repurchase Agreement 0.2%

Fixed Income Clearing Corp. dated 02/28/07, due 03/01/07 at 5%, with a maturity value of $1,357 (fully collateralized by Federal Home Loan Bank with a value of $1,395.).
	1,357	1,357

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills
5.17%, 03/15/07	200	199
5.07%, 04/19/07	200	199
5.06%, 04/26/07	150	149

		547

Total Short-Term Investments (Cost $26,403)		26,403

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $592,964, and the unrealized appreciation and depreciation were $2,314 and ($845) respectively, with a net unrealized appreciation of $1,469.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 9.9% of net assets

State Street Navigator Security Lending Prime Portfolio	57,388,843	57,389

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at 02/28/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ Losses

Futures Contracts

10 Years, Short, U.S. Treasury Note, expires 06/20/07	(40)	4,344	(14)
2 Years, Long, U.S. Treasury Note, expires 06/29/07	555	113,749	470
5 Years, Long, U.S. Treasury Note, expires 06/29/07	750	79,465	627

			1,083

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $65,769 or 11.3% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	All or a portion of this security is on loan.

36 See financial notes

Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $55,590 of securities on loan (cost $592,953)		$594,433
Collateral invested for securities on loan		57,389
Receivables:
Investments sold		18,721
Interest		5,124
Fund shares sold		548
Income from securities on loan		4
Prepaid expenses	+	3

Total assets		676,222

Liabilities
Collateral held for securities on loan		57,389
Payables:
Investments bought		36,265
Investment adviser and administrator fees		13
Transfer agent and shareholder services fees		12
Fund shares redeemed		1,059
Due to brokers for futures		165
Dividends to shareholders		1
Accrued expenses	+	22

Total liabilities		94,926

Net Assets
Total assets		676,222
Total liabilities	−	94,926

Net assets		$581,296
Net Assets by Source
Capital received from investors		593,763
Distribution in excess of net investment income		(31)
Net realized capital losses		(14,999)
Net unrealized capital gains		2,563

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$581,296		58,295		$9.97

See financial notes 37

Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$15,912
Dividends		243
Securities on loan	+	35

Total Investment Income		16,190

Net Realized Gains and Losses
Net realized gains on investments		448
Net realized losses on futures contracts	+	(747)

Net realized losses		(299)

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,318
Net unrealized gains on futures contracts	+	996

Net unrealized gains		4,314

Expenses
Investment adviser and administrator fees		855
Transfer agent and shareholder service fees		747
Portfolio accounting fees		28
Shareholder reports		23
Registration fees		22
Professional fees		19
Custodian fees		13
Trustees’ fees		6
Overdraft expense		6
Other expenses	+	2

Total expenses		1,721
Expense reduction by adviser and Schwab	−	73
Custody credits	−	1

Net expenses		1,647

Increase in Net Assets From Operations
Total investment income		16,190
Net expenses	−	1,647

Net investment income		14,543
Net realized losses		(299)
Net unrealized gains	+	4,314

Increase in net assets from operations		$18,558

38 See financial notes

Schwab Short-Term Bond Market Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$14,543	$25,654
Net realized losses		(299)	(9,747)
Net unrealized gains	+	4,314	710

Increase in net assets from operations		18,558	16,617

Distributions Paid
Dividends from net investment income		$14,593	$25,878

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,050	$89,828	16,711	$165,441
Shares reinvested		1,087	10,812	2,013	19,918
Shares redeemed	+	(12,766)	(126,823)	(23,465)	(232,462)

Net transactions in fund shares		(2,629)	($26,183)	(4,741)	($47,103)

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,924	$603,514	65,665	$659,878
Total decrease	+	(2,629)	(22,218)	(4,741)	(56,364)

End of period		58,295	$581,296	60,924	$603,514

Distribution in excess of net investment income/Net investment income not yet distributed			($31)		$19

See financial notes 39

Schwab Total Bond Market Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	9/1/02-	9/1/01-
	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03	8/31/02

Per-Share Data ($)

Net asset value at beginning of period	9.76		10.10	10.15	10.20	10.22	10.24

Income from investment operations:
Net investment income	0.25		0.47	0.35	0.31	0.34	0.47
Net realized and unrealized gains or losses	0.15		(0.31)	0.08	0.32	0.10	0.13

Total income from investment operations	0.40		0.16	0.43	0.63	0.44	0.60
Less distributions:
Dividends from net investment income	(0.25)		(0.47)	(0.36)	(0.33)	(0.37)	(0.46)
Distributions from net realized gains	—		(0.03)	(0.12)	(0.35)	(0.09)	(0.16)

Total distributions	(0.25)		(0.50)	(0.48)	(0.68)	(0.46)	(0.62)

Net asset value at end of period	9.91		9.76	10.10	10.15	10.20	10.22

Total return (%)	4.17	[1]	1.66	4.31	6.37	4.37	6.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	[2]	0.53	0.54	0.52	0.43	0.35
Gross operating expenses	0.53	[2]	0.53	0.54	0.54	0.54	0.57
Net investment income	5.13	[2]	4.68	3.49	3.08	3.36	4.66
Portfolio turnover rate	137	[1]	221	221	223	121	74
Net assets, end of period ($ x 1,000,000)	1,394		1,233	1,195	1,042	1,025	1,053
* Unaudited.
1 Not annualized.
2 Annualized.

40 See financial notes

Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

52.9%		Mortgage-Backed Securities	735,473	737,893
27.0%		Corporate Bonds	373,377	375,941
17.6%		U.S. Government Securities	240,790	246,054
3.8%		Asset-Backed Obligations	52,593	52,871
1.3%		Preferred Stock	16,823	17,845
4.8%		Short-Term Investments	67,298	67,298

107.4%		Total Investments	1,486,354	1,497,902
(3	.9)%	Short Sales	(54,866)	(54,976)
13.1%		Collateral Invested for Securities on Loan	182,482	182,482
(16	.6)%	Other Assets and Liabilities		(230,921)

100.0%		Net Assets		1,394,486

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 52.9% of net assets

Collateralized Mortgage Obligations 17.7%

ABN Amro Mortgage Corp.
Series 2003-7 Class A2
5.00%, 07/25/18 (d)	177	176
Banc of America Mortgage Securities
Series 2003-5 Class 2A1
5.00%, 03/01/07	66	66
Bank of America Alternative Loan Trust
Series 2006-4 Class 3CB6
6.00%, 05/25/36 (d)	11,068	11,169
Chase Mortgage Finance Corp.
Series 2006-A1 Class 2A1
6.11%, 11/30/07 (a)(b)(d)	13,051	13,063
Series 2005-A1 Class 2A2
5.25%, 11/02/08 (a)(d)	7,728	7,674
Series 2007-A1 Class 10A1
4.92%, 06/23/10 (a)	15,000	14,780
Countrywide Alternative Loan Trust
Series 2004-30CB Class 1A2
4.25%, 02/25/35 (d)	4,276	4,220
Countrywide Asset-Backed Certificates
Series 2003-J10 Class 2A1
5.00%, 06/25/08	44	44
Countrywide Home Loans
Series 2003-J7 Class 4A1
4.50%, 11/10/11	146	142
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 3A1
6.00%, 10/25/21	9,641	9,724
Deutsche Alternative Asset Securities, Inc.
Series 2006-AR5 Class 22A
5.50%, 10/25/21 (d)	9,528	9,590
Series 2005-6 Class 1A3
5.50%, 12/25/35	10,817	10,862
GSR Mortgage Loan Trust
Series 2004-5 Class 3A2
4.71%, 10/21/08 (a)(b)(d)	10,000	9,866
JP Morgan Alternative Loan Trust
Series 2006-A5 Class 2A1
5.55%, 12/02/09 (a)(b)(d)	16,708	16,705
Series 2006-S1 Class 1A16
6.00%, 03/25/36 (d)	13,391	13,604
JP Morgan Mortgage Trust
Series 2005-A8 Class 6A2
5.15%, 03/01/07 (a)(d)	3,950	3,932
Series 2004-A5 Class 4A1
3.43%, 07/13/09 (a)(b)(d)	11,972	11,461
Series 2007-A1 Class 6A1
4.78%, 11/14/10 (a)(b)(d)	14,925	14,751
Series 2006-S2 Class 3A7
6.25%, 06/25/36 (d)	9,055	9,227
Series 2006-S2 Class 2A1
5.00%, 07/25/36 (d)	9,264	9,210
Master Alternative Loans Trust
Series 2004-4 Class 9A1
5.50%, 04/25/19	5,196	5,175
Master Seasoned Securities Trust
Series 2005-1 Class A3
6.20%, 01/22/11 (a)(b)	996	1,019
Morgan Stanley Mortgage Loan Trust
Series 2004-9 Class 4A
5.59%, 03/01/07	164	168
Ser 2004 9 Cl 1a
6.17%, 03/01/07 (a)(b)	531	536
Series 2006-2 Class 4A
6.00%, 02/25/36 (d)	11,802	11,945
Series 2006-2 Class 6A
6.50%, 02/25/36	6,836	6,944
Residential Accredit Loans, Inc.
Series 2006-QS18 Class 3A1
5.75%, 07/09/10 (b)(d)	9,756	9,814
Residential Asset Mortgage Products, Inc.
Series 2005-SL2 Class A1
6.00%, 05/03/10	43	43
Structured Asset Securities Corp.
Series 2003-20 Class 2A3
4.50%, 07/25/18	859	801

See financial notes 41

Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 Class A3
5.00%, 03/25/21 (d)	40,253	39,486

		246,197

Commercial Mortgage Backed Securities 7.8%

ACT Depositor Corp.
Series 2005-RR Class A1FL
5.62%, 03/22/07 (a)(d)	10,999	10,979
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 01/17/11 (a)(b)(d)	9,000	9,074
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 CIass A2
4.95%, 02/11/41 (d)	7,500	7,451
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 03/01/07 (a)(d)	7,000	7,086
Crown Castle Towers LLC
Series 2005-1A Class AFL
5.70%, 03/15/07 (a)(c)(d)	10,000	10,072
Series 2005-1A Class B
4.88%, 06/15/35 (c)(d)	5,375	5,332
Global Signal Trust III
Series 2006-1 Class A1FL
5.54%, 03/15/07 (a)(c)(d)	5,000	5,006
Series 2004-2A Class C
4.70%, 12/15/14 (c)	175	173
Series 2006-1B
5.59%, 02/15/36 (c)(d)	8,000	8,088
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class A4
4.94%, 03/01/07 (a)(d)	12,930	12,649
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A4
5.20%, 03/11/07 (a)(d)	13,500	13,456
Series 2005-C7 Class A2
5.10%, 11/15/30 (d)	15,000	15,022
Morgan Stanley Capital I
Series 2005-HQ7 Class A4
5.20%, 03/01/07 (a)(d)	5,000	5,006

		109,394

U.S. Government Agency Mortgages 27.4%

Fannie Mae
5.50%, 04/09/08 to 03/01/18	18,949	18,991
6.00%, 11/22/08 to 01/01/37	38,202	38,736
6.50%, 02/21/09 to 11/01/36	5,361	5,493
6.00%, 04/05/09 (d)	2,155	2,183
6.50%, 07/15/09 to 10/05/09 (d)	6,214	6,395
5.00%, 10/18/09 to 12/22/14	12,910	12,558
5.50%, 07/24/10 to 03/01/35 (d)	43,664	43,404
4.00%, 07/01/18	4,803	4,559
4.50%, 12/01/19 (d)	8,954	8,692
6.47%, 04/01/21	9,759	9,925
3.75%, 05/25/30	1,348	1,282
7.50%, 01/01/33 (d)	1,624	1,693
5.00%, 11/01/36 (d)	44,860	43,604
Fannie Mae TBA
5.50%, 03/14/22	58,500	58,646
Federal Home Loan Bank
6.00%, 02/01/94	13,796	13,980
Freddie Mac
6.00%, 10/21/07 to 03/07/09	3,657	3,716
6.00%, 03/27/08 to 06/01/20 (d)	8,144	8,271
5.50%, 06/01/21 (d)	13,797	13,829
4.00%, 03/15/23 (d)	24,770	23,522
6.50%, 03/01/32 (d)	3,339	3,428
Freddie Mac REMICS
4.00%, 09/15/19 (d)	10,000	9,224
5.00%, 10/15/19 (d)	17,620	17,334
4.00%, 11/15/20	2,603	2,538
Ginnie Mae
6.00%, 09/17/09 to 10/15/34	13,343	13,569
7.50%, 03/15/32 (d)	886	924
7.00%, 06/15/33	2,056	2,159
6.00%, 10/15/34 (d)	10,031	10,199
5.50%, 05/20/35	3,456	3,448

		382,302

Total Mortgage-Backed Securities (Cost $735,473)		737,893

Corporate Bonds 27.0% of net assets

Finance 12.4%

Banking 7.1%
Barclays Bank PLC
5.93%, 12/15/16 (a)(b)(c)(d)	3,000	3,071
BBVA Bancomer Capital Trust I
5.38%, 07/22/10 (a)(b)(c)(d)	3,000	2,982
Capital One Capital III
7.69%, 08/15/36 (d)	5,000	5,661
Citibank Korea, Inc.
4.68%, 06/18/08 (a)(b)	4,000	4,047
Danske Bank A/S
5.91%, 06/16/14 (a)(c)(b)(d)	3,000	3,082
DBS Bank Ltd.
5.97%, 04/16/07 (a)(c)(d)	5,000	5,196
Deutsche Bank Capital Trust
7.16%, 03/30/07 (a)	10,200	10,684
Fleet Capital Trust V
6.36%, 03/19/07 (a)	5,000	5,029
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)(d)	3,000	3,381
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)(d)	5,574	6,188
JP Morgan Chase Capital XIII
6.31%, 03/30/07 (a)(d)	2,000	2,033
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	2,000	2,191
Mizuho Preferred Capital Co., LLC
8.79%, 06/30/08 (a)(b)(c)(d)	5,000	5,218

42 See financial notes

Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Natexis Ambs Co., LLC
8.44%, 06/30/08 (a)(b)(c)(d)	7,000	7,277
PNC Preferred Funding Trust I
6.52%, 03/15/12 (c)	4,000	4,163
RBS Capital Trust IV
6.16%, 03/30/07 (a)(d)	7,000	7,091
Resona Preferred Global Securities
7.19%, 07/30/15 (a)(b)(c)	3,000	3,235
Santander Issuances S.A Unipersonal
5.73%, 03/20/07 (a)(c)	5,000	5,010
SMFG Preferred Capital USD 1 Ltd
6.08%, 01/25/17 (a)(b)	3,000	3,050
Sovereign Bank
4.38%, 08/01/08 (a)(b)	3,000	2,965
Tokai Preferred Capital Co., LLC
9.98%, 06/30/08 (a)(b)(c)	3,925	4,147
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)(d)	3,000	3,334

		99,035
Brokerage 0.1%
The Goldman Sachs Group, Inc.
5.63%, 01/15/17 (d)	2,000	2,006

Finance Company 2.3%
General Electric Capital Corp
5.56%, 04/10/07 (a)(d)	5,000	5,018
General Electric Capital Corp.
5.74%, 05/08/07 (a)	2,000	2,007
General Motors Acceptance Corp.
6.52%, 03/23/07 (a)(d)	4,400	4,419
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)(d)	3,000	3,066
iStar Financial, Inc.
5.76%, 03/03/07 (a)(d)	2,000	2,005
5.65%, 09/15/11 (d)	2,000	2,019
Residential Capital Corp.
7.19%, 04/17/07 (c)	6,800	6,792
6.46%, 04/17/09 (a)	3,000	3,013
6.88%, 06/30/15	3,000	3,097

		31,436
Insurance 2.5%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)(d)	2,000	2,051
AXA SA
6.38%, 12/14/36 (a)(b)(c)(d)	2,000	1,998
Highmark, Inc.
6.80%, 08/15/13 (c)(d)	4,000	4,237
Liberty Mutual Group, Inc.
7.00%, 03/15/07 (c)	4,700	4,691
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	4,000	4,246
Stoneheath RE
6.87%, 10/15/11 (a)(b)	3,000	3,031
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,500	2,559
ZFS Finance USA Trust III
6.51%, 12/15/10 (a)(c)(d)	5,000	5,101
Zurich Capital Trust I
8.38%, 06/01/37 (c)(d)	7,000	7,317

		35,231
Real Estate Investment Trust 0.4%
Health Care Property Investors, Inc.
5.81%, 03/15/07 (a)(d)	2,000	2,000
Simon Property Group LP
5.75%, 12/01/15	3,000	3,090

		5,090

		172,798

Industrial 11.2%

Basic Industry 0.2%
Xstrata Finance Dubai Ltd.
5.71%, 05/14/07 (a)(c)	2,000	2,003
Communications 3.8%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (d)	1,725	1,826
America Movil SA de CV
5.99%, 04/27/07 (a)(d)	3,000	3,007
5.75%, 01/15/15	3,000	3,026
BellSouth Corp.
6.55%, 06/15/34 (d)	2,000	2,125
Comcast Holdings Corp.
10.63%, 07/15/12	2,567	3,130
News America, Inc.
8.00%, 10/17/16	3,000	3,512
Nextel Partners, Inc.
8.13%, 07/01/11	8,741	9,120
Rogers Wireless Communications, Inc.
8.49%, 12/15/10 (a)	2,850	2,914
8.00%, 12/15/12	3,000	3,214
TCI Communications, Inc.
9.80%, 02/01/12 (e)	4,000	4,767
Telecom Italia Capital SA
5.25%, 10/01/15	2,000	1,912
Telefonica Emisones SAU
5.67%, 03/20/07 (a)	3,000	3,009
Telefonos de Mexico, S.A.
4.50%, 11/19/08	3,000	2,974
Time Warner Entertainment Co.
10.15%, 05/01/12	2,230	2,682
Ubiquitel Operating Co.
9.88%, 03/01/11	3,000	3,228
US Unwired, Inc.
10.00%, 06/15/12	2,000	2,189

		52,635
Consumer Cyclical 4.5%
CVS Lease Pass Through
6.04%, 12/10/28 (d)	2,990	3,026
D.R. Horton, Inc.
8.50%, 04/15/12 (d)	3,000	3,135
Ford Motor Credit Corp.
8.11%, 04/13/07 (a)	3,000	3,020
8.36%, 05/02/07 (a)(d)	9,750	9,876
General Motors Acceptance Corp.
8.00%, 11/01/31	3,000	3,017
JC Penney Co., Inc.
8.13%, 04/01/27	1,000	1,029
KB Home
7.75%, 02/01/10	2,000	2,052
9.50%, 02/15/11 (e)	9,602	9,926
Seminole Tribe of Florida
5.80%, 10/01/13 (c)	1,800	1,789
Time Warner, Inc.
5.59%, 05/14/07 (a)(d)	5,500	5,514
6.50%, 11/15/36	1,000	1,041

See financial notes 43

Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Toll Corp.
8.25%, 02/01/11 (d)	13,376	13,761
8.25%, 12/01/11 (e)	5,755	6,000

		63,186
Consumer Non-Cyclical 0.5%
Biovail Corp.
7.88%, 04/01/10 (d)	6,250	6,404
Stater Brothers Holdings, Inc.
8.86%, 03/15/07 (a)	1,000	1,015

		7,419
Energy 1.9%
ConocoPhillips
9.38%, 02/15/11 (d)	5,000	5,764
Delek & Avner-Yam Tethys Ltd.
6.46%, 05/01/07 (a)(c)(d)	2,227	2,224
Husky Oil Ltd.
8.90%, 08/15/08 (a)(b)(d)	6,000	6,290
Premcor Refining Group, Inc.
9.50%, 02/01/13 (d)	8,500	9,144
XTO Energy, Inc.
7.50%, 04/15/12	3,000	3,291

		26,713
Transportation 0.3%
ERAC USA Finance Co.
5.61%, 04/30/07 (a)(c)(d)	2,000	2,006
Yellow Roadway Corp.
6.74%, 05/15/07 (a)	2,000	2,003

		4,009

		155,965

Utilities 3.4%

Electric 2.5%
Centerpoint Energy Resources Corp.
7.88%, 04/01/13 (d)	3,000	3,367
CenterPoint Energy Resources Corp.
6.25%, 02/01/37 (d)	2,000	2,059
Duke Capital LLC
6.25%, 02/15/13 (e)	2,000	2,055
Entergy Gulf States, Inc.
5.76%, 03/01/07 (a)(d)	2,400	2,398
4.88%, 11/01/11 (d)	3,000	2,922
Midamerican Energy Holdings Co.
6.13%, 04/01/36	2,000	2,075
Nevada Power Co.
5.95%, 03/15/16	2,500	2,568
Southern California Edison
5.44%, 03/13/07 (a)(d)	17,119	17,125

		34,569
Natural Gas 0.9%
Energy Transfer Partners LP
6.63%, 10/15/36 (d)	1,000	1,059
Enterprise Products Operating LP
8.38%, 08/01/16 (a)(b)(d)	3,000	3,347
Kinder Morgan, Inc.
6.80%, 03/01/08	3,000	3,043
Magellan Midstream Partners
5.65%, 10/15/16 (e)	3,000	3,005
Northwest Pipeline Corp.
7.00%, 06/15/16	2,000	2,155

		12,609

		47,178

Total Corporate Bonds (Cost $373,377)		375,941

U.S. Government Securities 17.6% of net assets

U.S. Government Agency Securities 3.0%

Fannie Mae
4.50%, 01/01/20	11,877	11,530
5.00%, 09/14/07	4,268	4,262
6.00%, 01/01/22	12,124	12,318
Freddie Mac
5.00%, 02/16/17 (d)	13,000	13,097

		41,207

U.S. Treasury Obligations 14.6%

U.S. Treasury Bonds
9.88%, 11/15/15 (e)	3,000	4,135
9.00%, 11/15/18 (e)	4,000	5,554
8.13%, 08/15/19 (e)	5,000	6,606
8.00%, 11/15/21 (e)	7,000	9,384
7.25%, 08/15/22 (e)	2,500	3,175
6.25%, 08/15/23 (e)	11,700	13,653
6.88%, 08/15/25 (e)	8,000	10,044
6.00%, 02/15/26 (e)	8,000	9,211
6.13%, 11/15/27 (e)	7,500	8,834
5.25%, 02/15/29 (d)	5,000	5,332
6.13%, 08/15/29 (e)	1,000	1,188
6.25%, 05/15/30 (e)	7,000	8,474
5.38%, 02/15/31 (e)	17,182	18,739
4.50%, 02/15/36 (e)	13,595	13,189
U.S. Treasury Inflation Protected Security
2.38%, 01/15/17 (e)	27,017	27,487
U.S. Treasury Notes
4.75%, 02/15/10	2,450	2,463
4.75%, 01/31/12 (e)	4,750	4,800
4.63%, 02/29/12	500	503
4.63%, 11/15/16 (e)	6,900	6,933
4.63%, 02/15/17 (e)	30,000	30,183
4.75%, 02/15/37	7,000	7,085
U.S. Treasury Strip Principal Notes
0.0, 08/15/25 (d)	19,000	7,875

		204,847

Total U.S. Government Securities (Cost $240,790)		246,054

Asset-Backed Obligations 3.8% of net assets

ABSC NIMs Trust
Series 2005-HE6 Class A1
5.05%, 08/27/35 (c)(d)	348	347
Aegis Asset Backed Securities Trust
Series 2004-4
5.00%, 10/25/34 (d)	527	523

44 See financial notes

Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.46%, 04/09/07 (a)(c)(d)	6,000	6,000
Banc of America Alternative Loan Trust
Series 2003-11 Mtg Class 15I0
0.35%, 03/01/07 (a)(b)(d)	44,036	559
CDC Mortgage Capital Trust
Series 2003-HE2 Class M2
7.22%, 03/25/07 (a)(d)	2,864	2,869
Citicorp Mortgage Securities, Inc.
Series 2003-11 Class 1A4
5.25%, 12/25/33 (d)	1,000	991
Countrywide Asset-Backed Certificates
Class 2001-BC3 Class M1
6.14%, 03/25/07 (a)(d)	1,704	1,706
Series 2004-BC1N Class N
5.50%, 04/25/35 (d)	421	419
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J6 Class 1A1
5.50%, 08/25/33 (d)	1,324	1,307
First Horizon Asset Securities Inc
Series 2003-3 Class 1A2
4.20%, 05/25/33 (d)	6,310	6,195
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 06/28/11 (a)(b)	7,000	6,888
GSR Mortgage Loan Trust
Series 2006-AR2 Class 3A1
5.76%, 03/25/07 (a)	145	146
Long Beach Mortgage Loan Trust
Series 2003-4 Class M3
7.47%, 03/25/07 (a)(d)	5,037	5,059
PHH Alternative Mortgage Trust
Series 2007-1 Class 22A1
6.00%, 03/01/07 (a)(d)	13,620	13,713
Sequoia Mortgage Trust
Series 2004-4 Class B1
5.82%, 03/20/07 (a)	3,412	3,416
Series Class 2004-4 Class B2
6.22%, 03/20/07 (a)	2,730	2,733

Total Asset-Backed Obligations (Cost $52,593)		52,871

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 1.3% of net assets

CoBank, ACB (c)	115,000	6,164
RAM Holdings Ltd (c)	2,000	2,053
Sovereign Real Estate Investment Trust. (b)(c)	6,178,000	9,628

Total Preferred Stock (Cost $16,824)		17,845

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.8% of net assets

Commercial Paper & Other Obligations 4.6%

ConocoPhillips
5.33%, 03/01/07	3,000	3,000
CVS Corp.
5.35%, 03/01/07 (c)	14,300	14,300
Kinder Morgan Energy
5.35%, 03/02/07	3,400	3,399
Viacom, Inc.
5.45%, 03/01/07	44,900	44,900

		65,599

Repurchase Agreement 0.1%

Fixed Income Clearing Corp. dated 11/30/06, due 12/01/06 at 5.0%, with a maturity value of $707 (fully collateralized by Federal Home Loan Bank with a value of $727.)	707,000	707

U.S. Treasury Obligations 0.1%

U.S. Treasury Bill
5.00%, 03/15/07	300	300
5.00%, 04/19/07	100	99
5.04%, 05/24/07	600	593

		992

Total Short-Term Investments (Cost $67,298)		67,298

End of Investments.

At 02/28/07 the tax basis cost of the fund’s investments was $1,490,888 and the unrealized appreciation and depreciation was $10,391 and ($3,377), respectively, with a net appreciation of $7,014.

Short Sales 3.9% of net assets

U.S. Government Agency Mortgages 3.9%

Fannie Mae TBA
6.00%, 12/01/99	54,500	54,976

End of Short Sale Positions.

See financial notes 45

Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 13.1% of net assets

State Street Navigator Security Lending Prime Portfolio	182,481,664	182,482

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at 02/28/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

10 Years, Long, U.S. Treasury Note expires 06/20/07	288	31,275	242
2 Years, Long, U.S. Treasury Note expires 06/29/07	367	75,218	314
5 Years, Long, U.S. Treasury Note expires 06/29/07	818	86,670	752

			1,308

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $158,888 or 11.4% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts and short sales.
(e)	All or a portion of this security is on loan.

46 See financial notes

Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $177,839 of securities on loan (cost $1,486,354)		$1,497,902
Collateral invested for securities on loan		182,482
Receivables:
Investments sold		221,676
Interest		9,502
Fund shares sold		2,064
Dividends		106
Income from securities on loan		9
Prepaid expenses	+	6

Total assets		1,913,747

Liabilities
Securities sold short, at value (proceeds $54,866)		54,976
Collateral held for securities on loan		182,482
Payables:
Investments bought		280,544
Investment adviser and administrator fees		29
Transfer agent and shareholder services fees		29
Fund shares redeemed		887
Due to brokers for futures		217
Dividends to shareholders		73
Accrued expenses	+	24

Total liabilities		519,261

Net Assets
Total assets		1,913,747
Total liabilities	−	519,261

Net assets		$1,394,486
Net Assets by Source
Capital received from investors		1,397,039
Distributions in excess of net investment income		(378)
Net realized capital losses		(14,921)
Net unrealized capital gains		12,746

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,394,486		140,734		$9.91

See financial notes 47

Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$35,004
Dividends		976
Securities on loan	+	152

Total Investment Income		36,132

Net Realized Gains and Losses
Net realized gains on investments		4,935
Net realized gains on short sales		100
Net realized losses on futures contracts	+	(1,646)

Net realized gains		3,389

Net Unrealized Gains and Losses
Net unrealized gains on investments		15,345
Net unrealized losses on short sales		(110)
Net unrealized gains on futures contracts	+	1,018

Net unrealized gains on investments		16,253

Expenses
Investment adviser and administrator fees		1,605
Transfer agent and shareholder service fees		1,598
Portfolio accounting fees		44
Custodian fees		32
Shareholder reports		24
Registration fees		24
Professional fees		17
Overdraft expense		15
Trustees’ fees		8
Other expenses	+	5

Total expenses		3,372
Custody credits	−	1

Net expenses		3,371

Increase in Net Assets from Operations
Total investment income		36,132
Net expenses	−	3,371

Net investment income		32,761
Net realized gains		3,389
Net unrealized gains	+	16,253

Increase in net assets from operations		$52,403

48 See financial notes

Schwab Total Bond Market Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$32,761	$56,373
Net realized gains or losses		3,389	(14,676)
Net unrealized gains or losses	+	16,253	(21,059)

Increase in net assets from operations		52,403	20,638

Distributions Paid
Dividends from Net Investment Income
Dividends from net investment income		33,173	57,742
Dividends from net realized gains	+	—	3,285

Total distributions		$33,173	$61,027

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,746	$204,009	26,420	$258,784
Shares reinvested		3,085	30,385	5,787	56,546
Shares redeemed	+	(9,348)	(91,916)	(24,280)	(237,202)

Net transactions in fund shares		14,483	$142,478	7,927	$78,128

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		126,251	$1,232,778	118,324	$1,195,039
Total increase	+	14,483	161,708	7,927	37,739

End of period		140,734	$1,394,486	126,251	$1,232,778

Distributions in excess of net investment income/ Net investment income not yet distributed			($378)		$34

See financial notes 49

Schwab GNMA Fundtm

Financial Statements

Financial Highlights

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	3/3/03[1]
Investor Shares	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.44		9.72	9.78	9.69	10.00

Income from investment operations:
Net investment income	0.22		0.41	0.35	0.16	0.06
Net realized and unrealized gains or losses	0.09		(0.25)	(0.02)	0.26	(0.17)

Total income or loss from investment operations	0.31		0.16	0.33	0.42	(0.11)
Less distributions:
Dividends from net investment income	(0.23)		(0.44)	(0.39)	(0.33)	(0.20)

Net asset value at end of period	9.52		9.44	9.72	9.78	9.69

Total return (%)	3.36	[2]	1.74	3.47	4.39	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	[3]	0.74	0.74	0.51	—
Gross operating expenses	1.07	[3]	0.98	1.03	1.11	0.99 [3]
Net investment income	4.68	[3]	4.30	3.59	1.89	1.37 [3]
Portfolio turnover rate	112	[2]	126	131	199	105 [2]
Net assets, end of period ($ x 1,000,000)	14		15	17	18	21

	9/1/06-		9/1/05-	9/1/04-	9/1/03-	3/3/03[1]
Select Shares	2/28/07*		8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.44		9.72	9.78	9.69	10.00

Income from investment operations:
Net investment income	0.23		0.43	0.37	0.17	0.06
Net realized and unrealized gains or losses	0.10		(0.25)	(0.02)	0.26	(0.17)

Total income or loss from investment operations	0.33		0.18	0.35	0.43	(0.11)
Less distributions:
Dividends from net investment income	(0.24)		(0.46)	(0.41)	(0.34)	(0.20)

Net asset value at end of period	9.53		9.44	9.72	9.78	9.69

Total return (%)	3.57	[2]	1.93	3.67	4.53	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[3]	0.55	0.55	0.37	—
Gross operating expenses	0.92	[3]	0.84	0.88	0.96	0.83 [3]
Net investment income	4.89	[3]	4.49	3.80	2.03	1.37 [3]
Portfolio turnover rate	112	[2]	126	131	199	105 [2]
Net assets, end of period ($ x 1,000,000)	20		23	24	19	28
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

50 See financial notes

Schwab GNMA Fund

Portfolio Holdings as of February 28, 2007, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.1%	Mortgage-Backed Securities	32,751	32,717
0.1%	Asset-Backed Obligations	28	29
0.6%	Short-Term Investments	217	217

96.8%	Total Investments	32,996	32,963
3.2%	Other Assets and Liabilities		1,083

100.0%	Net Assets		34,046

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 96.1% of net assets

Collateralized Mortgage Obligations 9.2%

Countrywide Alternative Loan Trust
Series 2005-23CB Class A15
5.50%, 07/25/35	1,313	1,307
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33	643	625
TBW Mortgage Backed Pass Through Certificates
Series 2006-2 Class CX
5.50%, 07/25/36	2,093	317
Washington Mutual, Inc.
Series 2003-S12 Class 1A3
4.50%, 11/25/18	450	440
Series 2003-S10 Class A5
5.00%, 10/25/18	435	435

		3,124

U.S. Government Agency Mortgages 86.9%

Freddie Mac
5.00%, 11/01/14	626	624
Ginnie Mae
4.50%, 02/20/30	355	351
5.00%, 02/15/18 to 05/15/35 (a)	4,826	4,739
5.00%, 01/16/32 to 01/15/35	2,369	2,323
5.50%, 11/15/18 to 05/20/35 (a)	7,254	7,258
5.50%, 06/15/33 to 10/15/33	2,073	2,073
6.00%, 04/15/28 to 01/15/35 (a)	6,198	6,303
6.00%, 08/15/34	2,438	2,479
6.50%, 05/15/24 to 10/15/32 (a)	658	677
7.00%, 11/15/23 to 08/15/31 (a)	781	814
7.50%, 07/15/23 to 03/15/28 (a)	305	320
8.00%, 09/15/07 to 08/15/09 (a)	75	77
8.50%, 08/15/27 to 12/15/29 (a)	38	40
9.00%, 09/20/15 to 12/20/30 (a)	1,416	1,515

		29,593

Total Mortgage-Backed Securities (Cost $32,751)		32,717

Asset-Backed Obligations 0.1% of net assets

Variable-Rate Obligations 0.1%

Countrywide Asset-Backed Certificates
Series 2003-2 Class M2
6.97%, 03/26/07 (a)	28	29

Total Asset-Backed Obligations (Cost $28)		29

Short-Term Investments 0.6% of net assets

Repurchase Agreement 0.6%

Fixed Income Clearing Corp. dated 02/28/07, due 03/01/07 at 5.0%, with a maturity value of $207 (fully collateralized by Federal Home Loan Bank with a value of $214.)	207	207

U.S. Treasury Obligations 0.0%

U.S. Treasury Bill
5.01%, 05/10/07	10	10

Total Short-Term Investments (Cost $217)		217

End of Investments.

See financial notes 51

Schwab GNMA Fund

Portfolio Holdings continued

At 02/28/07 the tax basis cost of the fund’s investments was $33,017, and the unrealized appreciation and depreciation were $171 and ($225), respectively, with a net unrealized depreciation of ($54).

In addition to the above, the fund held the following at 02/28/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

2 Years, Long, U.S. Treasury Note, expires 06/29/07	5	1,025	1
5 Years, Long, U.S. Treasury Note, expires 06/29/07	39	4,132	26

			27

(a)	All or a portion of this security is held as collateral for futures contracts.

52 See financial notes

Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $32,996)		$32,963
Cash		1
Investments sold		980
Interest	+	167

Total assets		34,111

Liabilities
Payables:
Fund shares redeemed		53
Due to brokers for futures		4
Accrued expenses	+	8

Total liabilities		65

Net Assets
Total assets		34,111
Total liabilities	−	65

Net assets		$34,046
Net Assets by Source
Capital received from investors		36,484
Distributions in excess of net investment income		(31)
Net realized capital losses		(2,400)
Net unrealized capital losses		(7)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$14,185		1,489		$9.52	*
Select Shares	$19,861		2,085		$9.53

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

See financial notes 53

Schwab GNMA Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$979
Dividends	+	4

Total Investment Income		983

Net Realized Gains and Losses
Net realized gains on investments		20
Net realized gains on futures contracts	+	4

Net realized gains on investments		24

Net Unrealized Gains and Losses
Net unrealized gains on investments		331
Net unrealized gains on futures contracts	+	29

Net unrealized gains		360

Expenses
Investment adviser and administrator fees		81
Transfer agent and shareholder service fees:
Investor Shares		18
Select Shares		11
Portfolio accounting fees		22
Professional fees		17
Registration fees		16
Custodian fees		6
Trustees’ fees		4
Shareholder reports	+	1

Total expenses		176
Expense reduction by adviser and Schwab	−	63

Net expenses		113

Increase in Net Assets from Operations
Total investment income		983
Net expenses	−	113

Net investment income		870
Net realized gains		24
Net unrealized gains	+	360

Increase in net assets from operations		$1,254

54 See financial notes

Schwab GNMA Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	9/1/05-8/31/06
Net investment income		$870	$1,712
Net realized gains or losses		24	(207)
Net unrealized gains or losses	+	360	(831)

Increase in net assets from operations		1,254	674

Distributions Paid
Dividends from Net Investment Income
Investor Shares		352	735
Select Shares	+	569	1,112

Total dividends from net investment income		$921	$1,847

Transactions in Fund Shares

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		147	$1,393	402	$3,824
Select Shares	+	304	2,888	776	7,334

Total shares sold		451	$4,281	1,178	$11,158

Shares Reinvested
Investor Shares		30	$286	65	$613
Select Shares	+	40	383	85	810

Total shares reinvested		70	$669	150	$1,423

Shares Redeemed
Investor Shares		(245)	($2,318)	(628)	($5,948)
Select Shares	+	(662)	(6,287)	(926)	(8,769)

Total shares redeemed		(907)	($8,605)	(1,554)	($14,717)

Net transactions in fund shares		(386)	($3,655)	(226)	($2,136)

Shares Outstanding and Net Assets

		9/1/06-2/28/07		9/1/05-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,960	$37,368	4,186	$40,677
Total decrease	+	(386)	(3,322)	(226)	(3,309)

End of period		3,574	$34,046	3,960	$37,368

Distributions in excess of net investment income/ Net investment income not yet distributed			($31)		$20

See financial notes 55

Schwab Inflation Protected Fundtm

Financial Statements

Financial Highlights

	9/1/06-		3/31/06[1]-
Investor Shares	2/28/07*		8/31/06

Per Share Data ($)

Net asset value at beginning of period	10.01		10.00

Income from investment operations:
Net investment income	0.04		0.29
Net realized and unrealized gains	0.09		0.01

Total income from investment operations	0.13		0.30
Less distributions:
Dividends from net investment income	(0.08)		(0.29)

Net asset value at end of period	10.06		10.01

Total return (%)	1.28	[2]	3.07	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]	0.41	[3]
Gross operating expenses	0.79	[3]	0.92	[3]
Net investment income	0.91	[3]	6.91	[3]
Portfolio turnover rate	21	[2]	2	[2]
Net assets, end of period ($ x 1,000,000)	15		16

	9/1/06-		3/31/06[1]-
Select Shares	2/28/07*		8/31/06

Per Share Data ($)

Net asset value at beginning of period	10.01		10.00

Income from investment operations:
Net investment income	0.06		0.30
Net realized and unrealized gains	0.07		0.01

Total income from investment operations	0.13		0.31
Less distributions:
Dividends from net investment income	(0.08)		(0.30)

Net asset value at end of period	10.06		10.01

Total return (%)	1.30	[2]	3.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.51	[3,4]	0.36	[3]
Gross operating expenses	0.65	[3]	0.76	[3]
Net investment income	0.96	[3]	7.06	[3]
Portfolio turnover rate	21	[2]	2	[2]
Net assets, end of period ($ x 1,000,000)	62		44
* Unaudited.
1 Commencement of operations
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.50% if overdraft expenses had not been included.

56 See financial notes

Schwab Inflation Protected Fund

Portfolio Holdings as of February 28, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

91.6%	U.S. Government Securities	69,597	70,563
5.9%	Corporate Bonds	4,464	4,500
0.7%	Preferred Stock	510	546
1.2%	Short-Term Investments	939	939

99.4%	Total Investments	75,510	76,548
0.6%	Other Assets and Liabilities		475

100.0%	Net Assets		77,023

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 91.6% of net assets

U.S. Treasury Obligations 91.6%

U.S. Treasury Inflation Protected Security
3.88%, 01/15/09	1,230	1,273
4.25%, 01/15/10	3,598	3,819
3.50%, 01/15/11	3,478	3,665
2.38%, 04/15/11	7,421	7,496
3.38%, 01/15/12	4,489	4,753
3.00%, 07/15/12	3,367	3,521
1.88%, 07/15/13	4,285	4,220
2.00%, 01/15/14	3,058	3,024
1.88%, 07/15/15	6,743	6,593
2.00%, 01/15/16	4,575	4,509
2.50%, 07/15/16	1,998	2,055
2.38%, 01/15/17	5,203	5,294
2.00%, 01/15/26 (d)	12,302	11,862
3.63%, 04/15/28	1,871	2,315
3.88%, 04/15/29	3,682	4,751
3.38%, 04/15/32	1,137	1,413

Total U.S. Government Securities (Cost $69,597)		70,563

Corporate Bonds 5.9% of net assets

Finance 3.2%

Banking 1.4%
Capital One Capital III
7.69%, 08/15/36	250	283
Citibank Korea, Inc.
4.68%, 06/18/08 (a) (b)	500	506
HUBCO Capital Trust I, Series B
8.98%, 02/01/27 (b)	200	209
Sovereign Capital Trust I
9.00%, 04/01/27 (b)	100	104

		1,102
Finance Company 0.7%
ILFC E-Capital Trust I
5.90%, 12/21/10 (a) (b) (c)	250	254
Residential Capital LLC
7.19%, 04/17/07 (a) (b) (c)	300	300

		554
Insurance 1.1%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a) (b)	250	257
Liberty Mutual Group, Inc.
7.00%, 03/15/17 (a) (b) (c)	300	299
Oil Insurance Ltd.
7.56%, 06/30/11 (a) (b) (c)	250	265

		821

		2,477

Industrial 2.2%

Communications 0.5%
Nextel Partners, Inc.
8.13%, 07/01/11 (b)	100	104
Rogers Wireless Communications, Inc.
8.49%, 03/15/07 (a) (b)	200	205
US Unwired, Inc.
10.00%, 06/15/12 (b)	50	55

		364
Consumer Cyclical 1.4%
D.R. Horton, Inc.
8.50%, 04/15/12 (b)	100	104
JC Penney Co., Inc.
8.13%, 04/01/27 (b)	500	515
Toll Corp.
8.25%, 02/01/11 (b)	400	411

		1,030
Energy 0.3%
Transocean, Inc.
5.57%, 03/05/07 (a) (b)	250	250

		1,644

Utilities 0.5%

Natural Gas 0.5%
Energen Corp.
5.71%, 05/15/07 (a) (b)	100	100

See financial notes 57

Schwab Inflation Protected Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Enterprise Products Operating LP
8.38%, 08/01/16 (a) (b)	250	279

		379

Total Corporate Bonds (Cost $4,464)		4,500

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.7% of net assets

Sovereign Real Estate Investment Trust. (b) (c)	350	546

Total Preferred Stock (Cost $510)		546

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.2% of net assets

Repurchase Agreement 1.1%

Fixed Income Clearing Corp. dated 02/28/07, due 03/01/07 at 5%, with a maturity value of $839 (fully collateralized by Federal Home Loan Bank with a value of $864)
5.00%, 03/01/07	839	839

U.S. Treasury Obligations 0.1%

U.S. Treasury Bill
4.96%, 03/22/07	100	100

Total Short-Term Investments (Cost $939)		939

End of Investments.

At 02/28/2007 the tax basis cost of the fund’s investments was $75,510, and the unrealized appreciation and depreciation was $1,039 and ($1), respectively, with a net unrealized appreciation of $1,038.

In addition to the above, the fund held the following at 02/28/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains/Losses

Futures Contracts

10 Years, Short, U.S. Treasury Note, expires 06/20/07	(5)	543	(5)
5 Years, Long, U.S. Treasury Note, expires 06/29/07	20	2,119	1

			(4)

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,664 or 2.2% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.

58 See financial notes

Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities
As of February 28, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $75,510)		$76,548
Receivables:
Fund shares sold		543
Interest		399
Due from brokers for futures		4
Prepaid expenses	+	6

Total assets		77,500

Liabilities
Payables:
Investments bought		299
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		1
Fund shares redeemed	+	176

Total liabilities		477

Net Assets
Total assets		77,500
Total liabilities	−	477

Net assets		$77,023
Net Assets by Source
Capital received from investors		76,271
Distributions in excess of net investment income		(176)
Net realized capital losses		(106)
Net unrealized capital gains		1,034

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$14,725		1,465		$10.06	*
Select Shares	$62,298		6,191		$10.06

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

See financial notes 59

Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2006 through February 28, 2007; unaudited. All numbers are x 1,000.

Investment Income
Interest		$491
Dividends	+	2

Total Investment Income		493

Net Realized Gains and Losses
Net realized losses on investments		(53)
Net realized losses on futures contracts	+	(53)

Net realized losses		(106)

Net Unrealized Gains and Losses
Net unrealized gains on investments		852
Net unrealized losses on futures contracts	+	(5)

Net unrealized gains		847

Expenses
Investment adviser and administrator fees		132
Transfer agent and shareholder service fees:
Investor Shares		19
Select Shares		25
Registration fees		20
Professional fees		15
Trustees’ fees		5
Custodian fees		5
Portfolio accounting fees		2
Overdraft Expense		2
Shareholder Reports	+	1

Total expenses		226
Expense reduction by adviser and Schwab	−	47

Net expenses		179

Increase in Net Assets from Operations
Total investment income		493
Net expenses	−	179

Net investment income		314
Net realized losses		(106)
Net unrealized gains	+	847

Increase in net assets from operations		$1,055

60 See financial notes

Schwab Inflation-Protected Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/06-2/28/07	3/31/06*-8/31/06
Net investment income		$314	$1,271
Net realized losses		(106)	—
Net unrealized gains	+	847	187

Increase in net assets from operations		1,055	1,458

Distributions Paid
Dividends from Net Investment Income
Investor Shares		123	413
Select Shares	+	367	858

Total dividends from net investment income		$490	$1,271

Transactions in Fund Shares

		9/1/06-2/28/07		3/31/06*-8/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		254	$2,512	1,632	$16,291
Select Shares	+	2,560	25,373	4,427	44,141

Total shares sold		2,814	$27,885	6,059	$60,432

Shares Reinvested
Investor Shares		10	$97	36	$364
Select Shares	+	9	90	60	594

Total shares reinvested		19	$187	96	$958

Shares Redeemed
Investor Shares		(363)	($3,591)	(104)	($1,038)
Select Shares	+	(756)	(7,478)	(109)	(1,084)

Total shares redeemed		(1,119)	($11,069)	(213)	($2,122)

Net transactions in fund shares		1,714	$17,003	5,942	$59,268

Shares Outstanding and Net Assets

		9/1/06-2/28/07		3/31/06*-8/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,942	$59,455	—	$—
Total increase	+	1,714	17,568	5,942	59,455

End of period		7,656	$77,023	5,942	$59,455

Distributions in excess of net investment income			($176)		$—

*	Commencement of operations.

See financial notes 61

Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990) Schwab YieldPlus Fund Schwab Short-Term Bond Market Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund	Schwab 1000 Index Fund
Schwab Tax-Free YieldPlus Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

The Schwab YieldPlus Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class. The Schwab Inflation Protected Fund commenced operations on March 31, 2006.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate process. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: Valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a

62

Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“variation margin”).

Swap Agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund’s other assets.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceed amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a

 63

Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

64

Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending December 31 will implement FIN 48 no later than June 29, 2007, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Short-Term			Inflation
	YieldPlus	Bond	Total Bond	GNMA	Protected
Average daily net assets	Fund	Market Fund	Market Fund	Fund	Fund

First $500 million	0.35%	0.30%	0.30%	0.45%	0.40%
Over $500 million	0.30%	0.22%	0.22%	0.40%	0.35%
Over $1 billion	n/a	n/a	n/a	0.375%	0.33%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

 65

Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2007, as follows:

		Short-Term			Inflation
	YieldPlus	Bond	Total Bond	GNMA	Protected
	Fund	Market Fund	Market Fund	Fund	Fund**

Investor Shares	n/a	0.55%	0.55%	0.74%	0.65%
Select Shares*	n/a	n/a	n/a	0.55%	0.50%

*  Select Shares are only offered by YieldPlus Fund, GNMA Fund and Inflation Protected Fund.
** Schwab and the investment adviser further agreed to limit the expenses of both Investor Shares and Select Shares of Inflation Protected Fund to 0.00% from 3/31/06 (Commencement of operation) to 5/31/06.

The funds may engage in certain transactions involving affiliates. For instance, a fund may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios and Schwab Target Funds. As of February 28, 2007, the percentages of Schwab Bond Funds shares owned by other Schwab Funds are:

	Total Bond Market Fund	YieldPlus Fund

MarketTrack Growth Portfolio	8.2%	—%
MarketTrack Balanced Portfolio	14.0%	—%
MarketTrack Conservative Portfolio	13.3%	—%
MarketTrack Growth Portfolio II	0.5%	—%
Target 2010 Fund	2.0%	0%	*
Target 2020 Fund	2.3%	0%	*
Target 2030 Fund	1.2%	0%	*
Target 2040 Fund	0.5%	0%	*
Retirement Income Fund	1.7%	0.1%

*  Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

YieldPlus Fund	$101
Short-Term Bond Market Fund	—
Total Bond Market Fund	—
GNMA Fund	—
Inflation Protected Fund	101

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

66

Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended February 28, 2007, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

		Purchases of Long-Term
	Purchases of other	U.S. Government	Total Purchases of
	Long-Term Securities	Security transactions	Long-Term Securities

YieldPlus Fund	$8,151,279	$1,230,899	$9,382,178
Short-Term Bond Market Fund	267,689	235,902	503,591
Total Bond Market Fund	699,304	1,188,151	1,887,455
GNMA Fund	4,840	34,716	39,556
Inflation Protected Fund	3,602	30,547	34,149

		Sales/Maturities of
	Sales/Maturities of	Long-Term U.S. Government	Total Sales/Maturities of
	other Long-Term Securities	Security transactions	Long-Term Securities

YieldPlus Fund	$4,630,231	$813,582	$5,443,813
Short-Term Bond Market Fund	220,640	306,895	527,535
Total Bond Market Fund	635,681	1,160,805	1,796,486
GNMA Fund	1,945	42,645	44,590
Inflation Protected Fund	9,808	6,133	15,941

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2006, the funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Short-Term			Inflation
	YieldPlus	Bond	Total Bond	GNMA	Protected
Expire	Fund	Market Fund	Market Fund	Fund	Fund

2009	$—	$—	$—	$—	$—
2010	287	—	—	—	—
2011	47,204	—	—	—	—
2012	7,223	—	—	1,405	—
2013	7,728	—	—	537	—
2014	—	5,711	3,580	185	—

	$62,442	$5,711	$3,580	$2,127	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year.

		Short-Term			Inflation
	YieldPlus	Bond	Total Bond	GNMA	Protected
	Fund	Market Fund	Market Fund	Fund	Fund

Deferred capital losses	$93	$8,885	$10,060	$276	$—
Capital losses utilized	$3,093	—	—	—	—

 67

Schwab Bond Funds

Financial Notes, unaudited (continued)

7. Contingencies:

In December 2003, Enron Corp. brought an Adversary Proceeding in its Chapter 11 bankruptcy filing against numerous financial entities, including Schwab YieldPlus Fund. The Adversary Proceeding alleges that the proceeds of certain sales transactions in Enron commercial paper should be treated as early redemptions and returned to the Enron bankruptcy estate. Enron seeks the avoidance of a sale of commercial paper by the Schwab YieldPlus Fund in the amount of $9,087,260, plus interest in the amount of approximately $1,260,000.

On June 15, 2005, the bankruptcy court denied the financial entities’ motion to dismiss. Schwab YieldPlus Fund together with other financial institutions are currently seeking to appeal the decision.

It is not possible at this time to predict whether the litigation will have any material adverse effect on the fund.

68

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of February 28, 2007, the Fund Complex included 95 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	95	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	95	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm)	57	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP.

 69

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the Trust; (Term of		Fund Complex
Office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	95	None.

70

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Investments since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Term of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

72

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 73

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systematic risk.”

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bondholder.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

74

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate
  Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-11

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver Chief Executive Officer
Date: April 17, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver

Evelyn Dilsaver Chief Executive Officer
Date: April 17, 2007

By:	/s/ George Pereira

George Pereira Principal Financial Officer
Date: April 17, 2007